UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number           811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York  10286_____________

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE, Washington, DC 20549
. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

BNY Mellon ETF Trust
SEMIANNUAL REPORT April 30, 2020
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the funds’ website (www.
im.bnymellon.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Contents
The Funds
Understanding Your Fund’s Expenses 3
Statements of Investments 4
Statements of Assets and Liabilities 64
Statements of Opertations 67
Statements of Changes in Net Assets 70
Financial Highlights 74
Notes to Financial Statements 82
Information About the Approval of Each Fund’s Management
and Sub-Investment Advisory Agreements 91
FOR MORE INFORMATION
Back Cover
The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. For more information, see your
Fund’s prospectus or talk to your financial adviser.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 9, 2020 (commencement of operations) to April
30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 22/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366. The actual ending account value is based on the actual total return of the Fund for the period, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 24, 2020 (commencement of operations) to April
30, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 7/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366. The actual ending account value is based on the actual total return of the Fund for the period, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
For the six months ended April 30, 2020
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical
BNY Mellon US Large Cap Core Equity ETF
(a)
1,000.00 1,000.00 1,097.10 1,024.86 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF
(a)
1,000.00 1,000.00 1,111.90 1,024.66 0.03 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF
(a)
1,000.00 1,000.00 1,144.70 1,024.66 0.03 0.20 0.04
BNY Mellon International Equity ETF
(b)
1,000.00 1,000.00 1,044.20 1,024.66 0.01 0.20 0.04
BNY Mellon Emerging Markets Equity ETF
(b)
1,000.00 1,000.00 1,037.20 1,024.32 0.02 0.55 0.11
BNY Mellon Core Bond ETF
(b)
1,000.00 1,000.00 1,001.50 1,024.86 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF
(b)
1,000.00 1,000.00 1,003.60 1,024.57 0.01 0.30 0.06
BNY Mellon High Yield Beta ETF
(b)
1,000.00 1,000.00 1,005.80 1,023.77 0.04 1.11 0.22

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 100.0%
Communication Services – 12.1%
Activision Blizzard, Inc. 1,230 78,388
Alphabet, Inc., Class A
a
476 641,029
Alphabet, Inc., Class C
a
475 640,613
AT&T, Inc. 11,618 354,000
Charter Communications, Inc., Class A
a
250 123,808
Comcast Corp., Class A 7,193 270,673
Electronic Arts, Inc.
a
459 52,445
Facebook, Inc., Class A
a
3,824 782,811
Netflix, Inc.
a
695 291,796
Sirius XM Holdings, Inc. 2,160 12,766
T-Mobile US, Inc.
a
599 52,592
Verizon Communications, Inc. 6,578 377,906
Walt Disney Co. (The) 2,867 310,066
3,988,893
Consumer Discretionary – 11.0%
Amazon.com, Inc.
a
661 1,635,314
AutoZone, Inc.
a
37 37,752
Booking Holdings, Inc.
a
67 99,198
Dollar General Corp. 400 70,120
eBay, Inc. 1,206 48,035
Ford Motor Co. 6,135 31,227
General Motors Co. 1,980 44,134
Hilton Worldwide Holdings, Inc. 444 33,615
Home Depot, Inc. (The) 1,736 381,625
Las Vegas Sands Corp. 531 25,499
Lowe's Cos., Inc. 1,223 128,109
Marriott International, Inc., Class A 428 38,922
McDonald's Corp. 1,194 223,947
Nike, Inc., Class B 1,976 172,268
O'Reilly Automotive, Inc.
a
121 46,747
Ross Stores, Inc. 568 51,892
Starbucks Corp. 1,883 144,483
Target Corp. 811 88,999
Tesla, Inc.
a
227 177,487
TJX Cos., Inc. (The) 1,939 95,108
VF Corp. 515 29,921
Yum! Brands, Inc. 476 41,141
3,645,543
Consumer Staples – 7.5%
Altria Group, Inc. 2,982 117,043
Brown-Forman Corp., Class A 87 4,935
Brown-Forman Corp., Class B 287 17,851
Coca-Cola Co. (The) 6,136 281,581
Colgate-Palmolive Co. 1,369 96,200
Constellation Brands, Inc., Class A 263 43,313
Costco Wholesale Corp. 699 211,797
Estee Lauder Cos., Inc. (The), Class A 350 61,740
General Mills, Inc. 951 56,955
Keurig Dr Pepper, Inc. 420 11,113
Kimberly-Clark Corp. 540 74,779
Kraft Heinz Co. (The) 981 29,754
Mondelez International, Inc., Class A 2,299 118,261
Monster Beverage Corp.
a
601 37,148
PepsiCo, Inc. 2,209 292,229
Philip Morris International, Inc. 2,467 184,038
Procter & Gamble Co. (The) 3,965 467,355
SYSCO Corp. 803 45,185
Walgreens Boots Alliance, Inc. 1,182 51,169
Walmart, Inc. 2,249 273,366
2,475,812
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Energy – 3.0%
Chevron Corp. 2,997 275,724
ConocoPhillips 1,728 72,749
EOG Resources, Inc. 915 43,472
Exxon Mobil Corp. 6,703 311,488
Kinder Morgan, Inc. 3,068 46,726
Marathon Petroleum Corp. 1,022 32,786
Occidental Petroleum Corp. 1,406 23,340
Oneok, Inc. 650 19,454
Phillips 66 699 51,146
Schlumberger Ltd. 2,181 36,684
Valero Energy Corp. 646 40,924
Williams Cos., Inc. (The) 1,909 36,977
991,470
Financials – 10.5%
Aflac, Inc. 1,155 43,012
Allstate Corp. (The) 508 51,674
American Express Co. 1,074 98,003
American International Group, Inc. 1,369 34,814
AON PLC
a
369 63,715
Bank of America Corp. 12,880 309,764
Bank of New York Mellon Corp. (The) 1,320 49,553
Berkshire Hathaway, Inc., Class B
a
3,108 582,315
BlackRock, Inc. 188 94,384
Blackstone Group, Inc. (The), Class A 1,039 54,277
Capital One Financial Corp. 733 47,469
Charles Schwab Corp. (The) 1,800 67,896
Chubb Ltd.
a
723 78,091
Citigroup, Inc. 3,464 168,212
CME Group, Inc. 573 102,114
Goldman Sachs Group, Inc. (The) 506 92,811
Intercontinental Exchange, Inc. 891 79,700
JPMorgan Chase & Co. 4,987 477,555
Marsh & McLennan Cos., Inc. 807 78,545
MetLife, Inc. 1,231 44,414
Moody's Corp. 261 63,658
Morgan Stanley 1,834 72,315
PNC Financial Services Group, Inc. (The) 691 73,709
Progressive Corp. (The) 921 71,193
Prudential Financial, Inc. 633 39,480
S&P Global, Inc. 391 114,516
T Rowe Price Group, Inc. 369 42,667
Travelers Cos., Inc. (The) 407 41,192
Truist Financial Corp. 2,112 78,820
US Bancorp 2,275 83,038
Wells Fargo & Co. 6,103 177,292
3,476,198
Health Care – 15.7%
Abbott Laboratories 2,802 258,036
AbbVie, Inc. 2,346 192,841
Allergan PLC 523 97,979
Amgen, Inc. 943 225,584
Anthem, Inc. 404 113,415
Baxter International, Inc. 817 72,533
Becton, Dickinson & Co. 432 109,093
Biogen, Inc.
a
287 85,190
Boston Scientific Corp.
a
2,231 83,618
Bristol-Myers Squibb Co. 3,716 225,970
Cigna Corp. 592 115,902
CVS Health Corp. 2,076 127,778
Danaher Corp. 1,015 165,912
Edwards Lifesciences Corp.
a
328 71,340

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Health Care – 15.7% (continued)
Eli Lilly & Co. 1,340 207,218
Gilead Sciences, Inc. 2,006 168,504
HCA Healthcare, Inc. 417 45,820
Humana, Inc. 208 79,418
Illumina, Inc.
a
231 73,696
Intuitive Surgical, Inc.
a
183 93,491
IQVIA Holdings, Inc.
a
284 40,496
Johnson & Johnson 4,183 627,617
Medtronic PLC 2,124 207,366
Merck & Co., Inc. 4,050 321,327
Pfizer, Inc. 8,803 337,683
Regeneron Pharmaceuticals, Inc.
a
128 67,313
Stryker Corp. 515 96,011
Thermo Fisher Scientific, Inc. 635 212,522
UnitedHealth Group, Inc. 1,507 440,752
Vertex Pharmaceuticals, Inc.
a
409 102,741
Zoetis, Inc. 760 98,276
5,165,442
Industrials – 6.6%
3M Co. 913 138,703
Boeing Co. (The) 850 119,867
Caterpillar, Inc. 884 102,880
CSX Corp. 1,225 81,132
Cummins, Inc. 240 39,240
Deere & Co. 495 71,805
Delta Air Lines, Inc. 907 23,500
Eaton Corp. PLC 650 54,275
Emerson Electric Co. 959 54,692
FedEx Corp. 376 47,665
General Dynamics Corp. 370 48,329
General Electric Co. 13,958 94,914
Honeywell International, Inc. 1,135 161,056
Illinois Tool Works, Inc. 460 74,750
Johnson Controls International PLC
a
1,214 35,340
L3harris Technologies, Inc. 348 67,408
Lockheed Martin Corp. 394 153,290
Norfolk Southern Corp. 418 71,520
Northrop Grumman Corp. 250 82,667
Raytheon Technologies Corp. 2,282 147,896
Republic Services, Inc. 332 26,009
Roper Technologies, Inc. 168 57,293
Southwest Airlines Co. 745 23,281
Trane Technologies PLC
a
376 32,870
TransDigm Group, Inc. 82 29,773
Uber Technologies, Inc.
a
322 9,747
Union Pacific Corp. 1,102 176,089
United Parcel Service, Inc., Class B 1,118 105,830
Waste Management, Inc. 614 61,412
2,193,233
Information Technology – 27.3%
Accenture PLC, Class A 1,007 186,486
Adobe, Inc.
a
767 271,242
Advanced Micro Devices, Inc.
a
1,869 97,917
Amphenol Corp., Class A 467 41,217
Analog Devices, Inc. 579 63,458
Apple, Inc. 6,633 1,948,775
Applied Materials, Inc. 1,478 73,427
Autodesk, Inc.
a
347 64,934
Automatic Data Processing, Inc. 692 101,510
Broadcom, Inc. 628 170,577
Cisco Systems, Inc. 6,722 284,878
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Information Technology – 27.3% (continued)
Cognizant Technology Solutions Corp., Class A 862 50,013
Fidelity National Information Services, Inc. 975 128,593
Fiserv, Inc.
a
913 94,094
Global Payments, Inc. 482 80,022
Intel Corp. 6,917 414,882
International Business Machines Corp. 1,404 176,286
Intuit, Inc. 415 111,971
LAM Research Corp. 232 59,225
Mastercard, Inc., Class A 1,412 388,258
Micron Technology, Inc.
a
1,771 84,813
Microsoft Corp. 12,116 2,171,308
NVIDIA Corp. 970 283,512
Oracle Corp. 3,436 182,005
Paychex, Inc. 502 34,397
PayPal Holdings, Inc.
a
1,861 228,903
Qualcomm, Inc. 1,812 142,550
salesforce.com, Inc.
a
1,406 227,702
ServiceNow, Inc.
a
301 105,814
TE Connectivity Ltd. 565 41,505
Texas Instruments, Inc. 1,484 172,248
Visa, Inc., Class A 2,721 486,297
Workday, Inc., Class A
a
259 39,860
9,008,679
Materials – 1.9%
Air Products & Chemicals, Inc. 352 79,404
Dow, Inc. 1,167 42,817
DuPont de Nemours, Inc. 1,166 54,825
Ecolab, Inc. 403 77,981
Linde PLC
a
852 156,760
LyondellBasell Industries NV, Class A 405 23,470
Newmont Corp. 1,311 77,978
PPG Industries, Inc. 371 33,698
Sherwin-Williams Co. (The) 131 70,265
Southern Copper Corp.
b
112 3,633
620,831
Real Estate – 2.0%
American Tower Corp.
c
704 167,552
AvalonBay Communities, Inc.
c
219 35,686
Crown Castle International Corp.
c
663 105,702
Equinix, Inc.
c
136 91,827
Equity Residential
c
549 35,718
ProLogis, Inc.
c
1,179 105,202
Public Storage
c
242 44,879
Simon Property Group, Inc.
c
483 32,250
Welltower, Inc.
c
638 32,685
651,501
Utilities – 2.4%
American Electric Power Co., Inc. 778 64,660
Consolidated Edison, Inc. 524 41,291
Dominion Energy, Inc. 1,316 101,503
Duke Energy Corp. 1,164 98,544
Exelon Corp. 1,532 56,807
NextEra Energy, Inc. 776 179,349
Public Service Enterprise Group, Inc. 796 40,365
Sempra Energy 444 54,989
Southern Co. (The) 1,676 95,080
Xcel Energy, Inc. 826 52,501
785,089
Total Common Stocks (cost $30,397,956) 33,002,691

STATEMENT OF INVESTMENTS
(continued)
a
Non-income producing security.
b
Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $3,568 and the value of the collateral was $3,889, consisting of U.S. Government & Agency securities.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
e
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
d,e
(cost $4,965) 4,965 4,965
Total Investments (cost $30,402,921) 100.0% 33,007,656
Cash and Receivables (Net) .0% 13,753
Net Assets 100.0% 33,021,409
Description
Value
4/9/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 234,867 (229,902) — — 4,965 0.0 —
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 19,822 (19,822) — — — — —
Total — 254,689 (249,724) — — 4,965 0.0 —
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 27.3
Health Care 15.7
Communication Services 12.1
Consumer Discretionary 11.0
Financials 10.5
Consumer Staples 7.5
Industrials 6.6
Energy 3.0
Utilities 2.4
Real Estate 2.0
Materials 1.9
Registered Investment Companies 0.0
100.0
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 4.4%
Altice USA, Inc., Class A
a
1,777 46,149
Cable One, Inc. 29 55,473
CenturyLink, Inc. 5,642 59,918
Discovery, Inc., Class A
a
902 20,223
Discovery, Inc., Class C
a
1,944 39,677
DISH Network Corp., Class A
a
1,461 36,547
Fox Corp., Class A 2,039 52,749
Fox Corp., Class B 926 23,669
GCI Liberty, Inc., Class A
a
552 33,578
IAC/InterActiveCorp
a
417 93,191
Interpublic Group of Cos., Inc. (The) 2,249 38,188
Liberty Broadband Corp., Class A
a
138 16,563
Liberty Broadband Corp., Class C
a
877 107,590
Liberty Media Corp.-Liberty Formula One, Class
A
a
146 4,416
Liberty Media Corp.-Liberty Formula One, Class
C
a
1,178 37,920
Liberty Media Corp.-Liberty SiriusXM, Class A
a
475 16,012
Liberty Media Corp.-Liberty SiriusXM, Class C
a
835 28,448
Live Nation Entertainment, Inc.
a
817 36,659
News Corp., Class A 2,217 21,970
News Corp., Class B 694 7,093
Omnicom Group, Inc. 1,251 71,345
Roku, Inc., Class A
a
526 63,767
Snap, Inc., Class A
a
4,516 79,527
Take-Two Interactive Software, Inc.
a
650 78,683
Twitter, Inc.
a
4,458 127,855
ViacomCBS, Inc., Class B 3,142 54,231
Zillow Group, Inc., Class A
a
197 8,577
Zillow Group, Inc., Class C
a
716 31,475
Zynga, Inc., Class A
a
5,511 41,553
1,333,046
Consumer Discretionary – 9.7%
Advance Auto Parts, Inc. 404 48,848
Aptiv PLC
a
1,467 102,030
Aramark 1,424 38,889
Autoliv, Inc. 457 27,429
Best Buy Co., Inc. 1,308 100,363
BorgWarner, Inc. 1,178 33,655
Bright Horizons Family Solutions, Inc.
a
338 39,360
Burlington Stores, Inc.
a
381 69,605
Caesars Entertainment Corp.
a
3,185 30,767
CarMax, Inc.
a
945 69,599
Carnival Corp.
b
2,658 42,262
Chipotle Mexican Grill, Inc., Class A
a
149 130,904
Columbia Sportswear Co.
b
166 12,100
D.R. Horton, Inc. 1,926 90,946
Darden Restaurants, Inc. 749 55,269
Dollar Tree, Inc.
a
1,360 108,351
Domino's Pizza, Inc. 222 80,348
Dunkin' Brands Group, Inc. 472 29,660
Etsy, Inc.
a
691 44,825
Expedia Group, Inc. 803 56,997
Five Below, Inc.
a
317 28,581
Gap, Inc. (The)
b
1,213 9,850
Garmin Ltd. 831 67,444
Gentex Corp. 1,467 35,560
Genuine Parts Co. 835 66,199
Hanesbrands, Inc. 2,064 20,516
Harley-Davidson, Inc. 880 19,210
Hasbro, Inc. 732 52,858
Kohl's Corp. 892 16,466
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 9.7% (continued)
Lear Corp. 314 30,662
Leggett & Platt, Inc. 750 26,348
Lennar Corp., Class A 1,608 80,513
Lennar Corp., Class B 94 3,586
LKQ Corp.
a
1,775 46,416
Lululemon Athletica, Inc.
a
689 153,978
MercadoLibre, Inc.
a
260 151,713
MGM Resorts International 2,998 50,456
Mohawk Industries, Inc.
a
339 29,737
Newell Brands, Inc. 2,174 30,175
Nordstrom, Inc.
b
612 11,493
Norwegian Cruise Line Holdings Ltd.
a
1,213 19,893
NVR, Inc.
a
20 62,000
Planet Fitness, Inc., Class A
a
475 28,657
Polaris, Inc. 328 23,265
Pool Corp. 231 48,893
PulteGroup, Inc. 1,476 41,727
PVH Corp. 422 20,775
Royal Caribbean Cruises Ltd. 997 46,630
Service Corp. International 1,052 38,650
ServiceMaster Global Holdings, Inc.
a
773 26,321
Tapestry, Inc. 1,574 23,421
Tiffany & Co. 620 78,430
Toll Brothers, Inc. 688 16,526
Tractor Supply Co. 680 68,972
Ulta Beauty, Inc.
a
329 71,696
Under Armour, Inc., Class A
a
1,074 11,191
Under Armour, Inc., Class C
a
1,110 10,290
Vail Resorts, Inc. 235 40,185
Wayfair, Inc., Class A
a,b
380 47,135
Whirlpool Corp. 363 40,562
Wyndham Hotels & Resorts, Inc. 542 20,439
Wynn Resorts Ltd. 563 48,153
2,977,779
Consumer Staples – 5.0%
Archer-Daniels-Midland Co. 3,196 118,700
Bunge Ltd. 808 32,053
Campbell Soup Co. 973 48,631
Casey's General Stores, Inc. 212 32,099
Church & Dwight Co., Inc. 1,409 98,616
Clorox Co. (The) 721 134,423
ConAgra Brands, Inc. 2,796 93,498
Coty, Inc., Class A 1,687 9,194
Herbalife Nutrition Ltd.
a
529 19,758
Hershey Co. (The) 852 112,830
Hormel Foods Corp. 1,599 74,913
Ingredion, Inc. 381 30,937
JM Smucker Co. (The) 656 75,381
Kellogg Co. 1,430 93,665
Kroger Co. (The) 4,604 145,533
Lamb Weston Holdings, Inc. 849 52,095
McCormick & Co., Inc. 710 111,356
Molson Coors Beverage Co., Class B
b
1,080 44,291
Pilgrim's Pride Corp.
a
298 6,556
Post Holdings, Inc.
a
382 35,087
Reynolds Consumer Products, Inc. 265 8,594
Tyson Foods, Inc., Class A 1,695 105,412
US Foods Holding Corp.
a
1,252 26,918
1,510,540
Energy – 2.2%
Apache Corp. 2,145 28,056

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 2.2% (continued)
Baker Hughes Co., Class A 3,777 52,689
Cabot Oil & Gas Corp. 2,372 51,283
Cheniere Energy, Inc.
a
1,334 62,284
Concho Resources, Inc. 1,156 65,568
Continental Resources, Inc.
b
486 7,965
Devon Energy Corp. 2,208 27,534
Diamondback Energy, Inc. 920 40,057
Halliburton Co. 5,082 53,361
Hess Corp. 1,490 72,474
HollyFrontier Corp. 847 27,985
Marathon Oil Corp. 4,565 27,938
National Oilwell Varco, Inc. 2,201 27,821
Noble Energy, Inc. 2,728 26,762
Pioneer Natural Resources Co. 953 85,112
Targa Resources Corp. 1,328 17,211
674,100
Financials – 11.8%
AGNC Investment Corp.
c
3,136 38,949
Alleghany Corp. 83 44,298
Ally Financial, Inc. 2,170 35,566
American Financial Group, Inc. 431 28,549
Ameriprise Financial, Inc. 727 83,561
Annaly Capital Management, Inc.
c
8,233 51,456
Apollo Global Management, Inc., Class A 1,166 47,211
Arch Capital Group Ltd.
a
2,329 55,966
Arthur J Gallagher & Co. 1,072 84,152
Assurant, Inc. 349 37,078
Athene Holding Ltd., Class A
a
677 18,279
BOK Financial Corp. 182 9,426
Brown & Brown, Inc. 1,344 48,263
Cincinnati Financial Corp. 874 57,509
Citizens Financial Group, Inc. 2,500 55,975
Comerica, Inc. 822 28,655
Commerce Bancshares, Inc. 592 36,224
Credit Acceptance Corp.
a,b
80 24,926
Cullen/Frost Bankers, Inc. 325 23,355
Discover Financial Services 1,802 77,432
E*TRADE Financial Corp. 1,299 52,752
East West Bancorp, Inc. 831 29,143
Equitable Holdings, Inc. 2,420 44,334
Erie Indemnity Co., Class A 106 18,874
Everest Re Group Ltd. 235 40,686
FactSet Research Systems, Inc. 218 59,950
Fidelity National Financial, Inc. 1,602 43,334
Fifth Third Bancorp 4,079 76,237
First American Financial Corp. 652 30,070
First Republic Bank 968 100,953
Franklin Resources, Inc. 1,592 29,993
Globe Life, Inc. 573 47,181
Hartford Financial Services Group, Inc. (The) 2,071 78,677
Huntington Bancshares, Inc. 5,940 54,886
Invesco Ltd. 2,123 18,300
Jefferies Financial Group, Inc. 1,365 18,728
KeyCorp 5,663 65,974
KKR & Co., Inc., Class A 3,163 79,739
Lincoln National Corp. 1,150 40,791
Loews Corp. 1,470 50,950
LPL Financial Holdings, Inc. 461 27,761
M&T Bank Corp. 758 84,957
Markel Corp.
a
79 68,401
MarketAxess Holdings, Inc. 218 99,192
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 11.8% (continued)
Morningstar, Inc. 117 18,247
MSCI, Inc., Class A 488 159,576
NASDAQ, Inc. 659 72,273
New Residential Investment Corp.
c
2,371 14,439
New York Community Bancorp, Inc. 2,667 28,964
Northern Trust Corp. 1,218 96,417
Old Republic International Corp. 1,628 25,967
People's United Financial, Inc. 2,535 32,169
Popular, Inc. 505 19,488
Primerica, Inc. 235 24,419
Principal Financial Group, Inc. 1,503 54,724
Raymond James Financial, Inc. 711 46,869
Regions Financial Corp. 5,547 59,630
Reinsurance Group of America, Inc., Class A 360 37,685
RenaissanceRe Holdings Ltd. 257 37,525
Santander Consumer USA Holdings, Inc.
b
551 8,590
SEI Investments Co. 721 36,742
Signature Bank 308 33,011
Starwood Property Trust, Inc.
c
1,608 20,808
State Street Corp. 2,088 131,628
SVB Financial Group
a
297 57,371
Synchrony Financial 3,245 64,219
Synovus Financial Corp. 835 17,543
TCF Financial Corp. 875 25,979
TD Ameritrade Holding Corp. 1,523 59,808
Unum Group 1,177 20,539
Voya Financial, Inc. 770 34,781
Willis Towers Watson PLC
a
738 131,578
WR Berkley Corp. 834 45,036
Zions Bancorp NA 973 30,757
3,595,475
Health Care – 14.3%
ABIOMED, Inc.
a
263 50,299
ACADIA Pharmaceuticals, Inc.
a
653 31,546
Agilent Technologies, Inc. 1,777 136,225
Alexion Pharmaceuticals, Inc.
a
1,271 136,594
Align Technology, Inc.
a
413 88,733
Alnylam Pharmaceuticals, Inc.
a
640 84,288
AmerisourceBergen Corp., Class A 864 77,466
Avantor, Inc.
a
1,266 21,281
BioMarin Pharmaceutical, Inc.
a
1,032 94,965
BIO-RAD Laboratories, Inc., Class A
a
124 54,572
Bio-Techne Corp. 220 49,500
Bruker Corp. 580 22,806
Cardinal Health, Inc. 1,681 83,176
Catalent, Inc.
a
890 61,543
Centene Corp.
a
3,361 223,775
Cerner Corp. 1,803 125,110
Charles River Laboratories International, Inc.
a
282 40,797
Chemed Corp. 94 39,158
Cooper Cos., Inc. (The) 287 82,283
DaVita, Inc.
a
523 41,322
DENTSPLY SIRONA, Inc. 1,278 54,238
DexCom, Inc.
a
526 176,315
Elanco Animal Health, Inc.
a
2,298 56,784
Encompass Health Corp. 574 38,027
Exact Sciences Corp.
a
804 63,500
Guardant Health, Inc.
a
230 17,701
Haemonetics Corp.
a
294 33,451
Henry Schein, Inc.
a
845 46,103
Hill-Rom Holdings, Inc. 384 43,196

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 14.3% (continued)
Hologic, Inc.
a
1,541 77,204
IDEXX Laboratories, Inc.
a
494 137,134
Incyte Corp.
a
1,026 100,199
Insulet Corp.
a
355 70,901
Ionis Pharmaceuticals, Inc.
a
746 41,425
Jazz Pharmaceuticals PLC
a
330 36,383
Laboratory Corp. of America Holdings
a
558 91,763
Masimo Corp.
a
283 60,537
McKesson Corp. 927 130,939
Mettler-Toledo International, Inc.
a
140 100,792
Moderna, Inc.
a,b
1,283 59,005
Molina Healthcare, Inc.
a
361 59,193
Mylan NV
a
3,002 50,344
Neurocrine Biosciences, Inc.
a
529 51,916
Novocure Ltd.
a
448 29,478
PerkinElmer, Inc. 639 57,849
Perrigo Co. PLC 789 42,054
PPD, Inc.
a
349 8,341
PRA Health Sciences, Inc.
a
361 34,837
Quest Diagnostics, Inc. 773 85,115
ResMed, Inc. 826 128,294
Sage Therapeutics, Inc.
a
296 11,538
Sarepta Therapeutics, Inc.
a
407 47,977
Seattle Genetics, Inc.
a
660 90,572
STERIS PLC
a
487 69,398
Teleflex, Inc. 268 89,887
Universal Health Services, Inc., Class B 462 48,829
Varian Medical Systems, Inc.
a
528 60,393
Veeva Systems, Inc., Class A
a
756 144,245
Waters Corp.
a
371 69,377
West Pharmaceutical Services, Inc. 426 80,625
Zimmer Biomet Holdings, Inc. 1,186 141,964
4,383,262
Industrials – 13.3%
ADT, Inc.
b
593 3,398
AECOM
a
896 32,489
AGCO Corp. 356 18,811
Alaska Air Group, Inc. 703 22,862
Allegion PLC 534 53,688
Allison Transmission Holdings, Inc. 680 24,711
AMERCO 46 12,886
American Airlines Group, Inc.
b
2,225 26,722
AMETEK, Inc. 1,314 110,205
AO Smith Corp. 795 33,692
BWX Technologies, Inc. 554 29,395
Carlisle Cos., Inc. 326 39,433
CH Robinson Worldwide, Inc. 778 55,160
Cintas Corp. 482 106,922
Copart, Inc.
a
1,175 94,129
CoStar Group, Inc.
a
211 136,783
Donaldson Co., Inc. 723 31,689
Dover Corp. 834 78,104
Equifax, Inc. 695 96,535
Expeditors International of Washington, Inc. 979 70,101
Fastenal Co. 3,294 119,309
Flowserve Corp. 746 21,015
Fortive Corp. 1,696 108,544
Fortune Brands Home & Security, Inc. 806 38,849
Generac Holdings, Inc.
a
365 35,566
Graco, Inc. 970 43,320
HD Supply Holdings, Inc.
a
946 28,077
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 13.3% (continued)
HEICO Corp. 230 20,148
HEICO Corp., Class A 422 30,523
Hexcel Corp. 482 16,672
Howmet Aerospace, Inc. 2,210 28,885
Hubbell, Inc., Class B 315 39,195
Huntington Ingalls Industries, Inc. 235 44,981
IDEX Corp. 438 67,290
IHS Markit Ltd.
a
2,302 154,925
Ingersoll Rand, Inc.
a
1,990 57,869
Jacobs Engineering Group, Inc. 779 64,462
JB Hunt Transport Services, Inc. 490 49,549
JetBlue Airways Corp.
a
1,647 16,042
Kansas City Southern 570 74,413
Knight-Swift Transportation Holdings, Inc., Class
A 701 26,063
Lennox International, Inc. 204 38,083
Lincoln Electric Holdings, Inc. 349 28,098
Lyft, Inc., Class A
a
1,179 38,707
ManpowerGroup, Inc. 336 24,945
Masco Corp. 1,633 67,018
Middleby Corp. (The)
a
319 17,746
Nielsen Holdings PLC 2,030 29,902
Nordson Corp. 295 47,468
Old Dominion Freight Line, Inc. 550 79,909
Oshkosh Corp. 388 26,202
Owens Corning 620 26,883
PACCAR, Inc. 1,986 137,491
Parker-Hannifin Corp. 738 116,693
Pentair PLC 959 33,172
Quanta Services, Inc. 812 29,524
Robert Half International, Inc. 670 31,671
Rockwell Automation, Inc. 663 125,625
Rollins, Inc. 803 32,120
Sensata Technologies Holding PLC
a
907 32,997
Snap-On, Inc. 320 41,693
Spirit Aerosystems Holdings, Inc., Class A 591 13,097
Stanley Black & Decker, Inc. 872 96,094
Teledyne Technologies, Inc.
a
209 68,065
Textron, Inc. 1,324 34,901
Toro Co. (The) 618 39,435
TransUnion 1,083 85,330
United Airlines Holdings, Inc.
a
1,431 42,329
United Rentals, Inc.
a
432 55,512
Verisk Analytics, Inc., Class A 941 143,813
WABCO Holdings, Inc.
a
295 39,642
Watsco, Inc. 188 30,266
Westinghouse Air Brake Technologies Corp. 1,047 59,072
Woodward, Inc. 321 19,440
WW Grainger, Inc. 250 68,895
XPO Logistics, Inc.
a
536 35,773
Xylem, Inc. 1,035 74,417
4,075,440
Information Technology – 19.1%
Akamai Technologies, Inc.
a
927 90,577
Anaplan, Inc.
a
488 19,940
ANSYS, Inc.
a
492 128,820
Arista Networks, Inc.
a
312 68,422
Arrow Electronics, Inc.
a
464 29,195
Aspen Technology, Inc.
a
395 40,389
Black Knight, Inc.
a
860 60,690
Booz Allen Hamilton Holding Corp., Class A 808 59,339

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 19.1% (continued)
Broadridge Financial Solutions, Inc. 659 76,444
Cadence Design Systems, Inc.
a
1,612 130,782
CDK Global, Inc. 692 27,182
CDW Corp. 825 91,410
Ceridian HCM Holding, Inc.
a
586 34,556
Ciena Corp.
a
902 41,717
Citrix Systems, Inc. 661 95,852
Cognex Corp. 984 54,356
Corning, Inc. 4,417 97,218
Coupa Software, Inc.
a
362 63,745
Dell Technologies, Inc., Class C
a
886 37,823
DocuSign, Inc., Class A
a
717 75,106
DXC Technology Co. 1,461 26,488
Dynatrace, Inc.
a
512 15,283
Elastic NV
a
185 11,866
Entegris, Inc. 787 42,679
EPAM Systems, Inc.
a
317 70,022
Euronet Worldwide, Inc.
a
308 28,262
F5 Networks, Inc.
a
350 48,741
Fair Isaac Corp.
a
166 58,588
First Solar, Inc.
a,b
432 19,012
FleetCor Technologies, Inc.
a
498 120,142
Flex Ltd.
a
2,900 28,304
FLIR Systems, Inc. 765 33,201
Fortinet, Inc.
a
815 87,808
Gartner, Inc.
a
514 61,068
Genpact Ltd. 878 30,230
GoDaddy, Inc., Class A
a
1,018 70,680
Guidewire Software, Inc.
a
481 43,694
Hewlett Packard Enterprise Co. 7,436 74,806
HP, Inc. 8,508 131,959
HubSpot, Inc.
a
232 39,122
IPG Photonics Corp.
a
206 26,642
Jack Henry & Associates, Inc. 442 72,289
Juniper Networks, Inc. 1,949 42,098
Keysight Technologies, Inc.
a
1,077 104,221
KLA Corp. 907 148,830
Leidos Holdings, Inc. 765 75,590
Marvell Technology Group Ltd. 3,831 102,441
Maxim Integrated Products, Inc. 1,555 85,494
Microchip Technology, Inc.
b
1,373 120,453
MKS Instruments, Inc. 311 31,172
MongoDB, Inc., Class A
a,b
199 32,264
Monolithic Power Systems, Inc. 233 46,579
Motorola Solutions, Inc. 984 141,509
National Instruments Corp. 672 25,818
NetApp, Inc. 1,312 57,426
NortonLifeLock, Inc. 3,296 70,106
Okta, Inc., Class A
a
646 97,740
ON Semiconductor Corp.
a
2,382 38,219
Palo Alto Networks, Inc.
a
563 110,635
Paycom Software, Inc.
a
283 73,869
Pegasystems, Inc. 217 18,146
Proofpoint, Inc.
a
325 39,562
PTC, Inc.
a
603 41,758
Qorvo, Inc.
a
669 65,582
RealPage, Inc.
a
454 29,278
RingCentral, Inc., Class A
a
431 98,496
Sabre Corp. 1,562 11,356
Seagate Technology PLC 1,329 66,384
Skyworks Solutions, Inc. 978 101,595
Slack Technologies, Inc., Class A
a,b
309 8,247
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 19.1% (continued)
SolarWinds Corp.
a
372 6,317
Splunk, Inc.
a
887 124,499
Square, Inc., Class A
a
1,967 128,130
SS&C Technologies Holdings, Inc. 1,264 69,722
SYNNEX Corp. 233 20,401
Synopsys, Inc.
a
864 135,752
Teradyne, Inc. 964 60,289
Trade Desk, Inc. (The), Class A
a
230 67,293
Trimble, Inc.
a
1,449 50,179
Twilio, Inc., Class A
a
716 80,407
Tyler Technologies, Inc.
a
225 72,155
Ubiquiti, Inc.
b
70 11,342
Universal Display Corp. 244 36,629
VeriSign, Inc.
a
594 124,437
VMware, Inc., Class A
a,b
453 59,579
Western Digital Corp. 1,709 78,751
Western Union Co. (The) 2,412 45,997
WEX, Inc.
a
252 33,345
Xerox Holdings Corp. 1,061 19,406
Xilinx, Inc. 1,449 126,643
Zebra Technologies Corp., Class A
a
310 71,195
Zendesk, Inc.
a
646 49,664
Zscaler, Inc.
a,b
372 24,954
5,846,403
Materials – 5.1%
Albemarle Corp.
b
615 37,780
Amcor PLC
a
9,308 83,493
AptarGroup, Inc. 367 39,298
Avery Dennison Corp. 480 52,987
Axalta Coating Systems Ltd.
a
1,191 23,510
Ball Corp. 1,878 123,178
Berry Global Group, Inc.
a
754 30,002
Celanese Corp., Class A 695 57,734
CF Industries Holdings, Inc. 1,241 34,128
Corteva, Inc. 4,297 112,538
Crown Holdings, Inc.
a
789 50,820
Eastman Chemical Co. 792 47,924
FMC Corp. 746 68,557
Freeport-McMoRan, Inc. 8,339 73,633
International Flavors & Fragrances, Inc.
b
614 80,452
International Paper Co. 2,253 77,165
Martin Marietta Materials, Inc. 360 68,483
Mosaic Co. (The) 1,995 22,962
Nucor Corp. 1,743 71,794
Packaging Corp. of America 543 52,481
Reliance Steel & Aluminum Co. 389 34,847
Royal Gold, Inc. 377 46,194
RPM International, Inc. 754 50,073
Sealed Air Corp. 881 25,188
Sonoco Products Co. 571 27,888
Steel Dynamics, Inc. 1,229 29,828
Vulcan Materials Co. 760 85,857
Westlake Chemical Corp. 197 8,560
Westrock Co. 1,501 48,317
1,565,671
Real Estate – 8 .8%
Alexandria Real Estate Equities, Inc.
c
704 110,591
American Campus Communities, Inc.
c
783 27,632
American Homes 4 Rent, Class A
c
1,454 35,100
Americold Realty Trust
c
1,112 34,016

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 8.8% (continued)
Apartment Investment & Management Co., Class
A
c
849 31,982
Boston Properties, Inc.
c
826 80,271
Brixmor Property Group, Inc.
c
1,700 19,465
Camden Property Trust
c
558 49,143
CBRE Group, Inc., Class A
a
1,923 82,554
Cousins Properties, Inc.
c
837 25,252
CubeSmart
c
1,105 27,846
CyrusOne, Inc.
c
659 46,229
Digital Realty Trust, Inc.
c
1,514 226,328
Douglas Emmett, Inc.
c
941 28,691
Duke Realty Corp.
c
2,112 73,286
EPR Properties
c
447 13,151
Equity LifeStyle Properties, Inc.
c
1,046 63,084
Essex Property Trust, Inc.
c
380 92,758
Extra Space Storage, Inc.
c
744 65,651
Federal Realty Investment Trust
c
408 33,974
Gaming and Leisure Properties, Inc.
c
1,164 32,871
Healthcare Trust of America, Inc., Class A
c
1,183 29,137
Healthpeak Properties, Inc.
c
2,844 74,342
Host Hotels & Resorts, Inc.
c
4,171 51,345
Hudson Pacific Properties, Inc.
c
885 21,753
Invitation Homes, Inc.
c
3,094 73,173
Iron Mountain, Inc.
b,c
1,672 40,429
Jones Lang LaSalle, Inc. 294 31,041
Kilroy Realty Corp.
c
569 35,426
Kimco Realty Corp.
c
2,409 26,282
Lamar Advertising Co., Class A
c
491 28,306
Medical Properties Trust, Inc.
c
2,975 50,992
Mid-America Apartment Communities, Inc.
c
656 73,420
National Retail Properties, Inc.
c
979 31,955
OMEGA Healthcare Investors, Inc.
c
1,273 37,108
Park Hotels & Resorts, Inc.
c
1,366 12,991
Realty Income Corp.
c
1,969 108,138
Regency Centers Corp.
c
977 42,900
SBA Communications Corp., Class A
c
649 188,158
SL Green Realty Corp.
c
464 24,615
Store Capital Corp.
c
1,219 24,465
Sun Communities, Inc.
c
532 71,501
UDR, Inc.
c
1,684 63,099
Ventas, Inc.
c
2,143 69,326
VEREIT, Inc.
c
6,093 33,390
VICI Properties, Inc.
c
2,683 46,738
Vornado Realty Trust
c
904 39,613
Weyerhaeuser Co.
c
4,281 93,625
WP Carey, Inc.
c
990 65,122
2,688,265
Utilities – 6.2%
AES Corp. (The) 3,818 50,588
Alliant Energy Corp. 1,382 67,096
Ameren Corp. 1,414 102,869
American Water Works Co., Inc. 1,042 126,801
Atmos Energy Corp. 685 69,849
Avangrid, Inc. 317 13,631
CenterPoint Energy, Inc. 2,922 49,762
CMS Energy Corp. 1,630 93,057
DTE Energy Co. 1,108 114,944
Edison International 2,058 120,825
Entergy Corp. 1,143 109,168
Essential Utilities, Inc. 1,241 51,861
Evergy, Inc. 1,309 76,485
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 6.2% (continued)
Eversource Energy 1,859 150,021
FirstEnergy Corp. 3,102 128,020
MDU Resources Group, Inc. 1,143 25,672
NiSource, Inc. 2,148 53,936
NRG Energy, Inc. 1,465 49,121
OGE Energy Corp. 1,160 36,563
Pinnacle West Capital Corp. 647 49,813
PPL Corp. 4,409 112,077
UGI Corp. 1,193 36,005
Vistra Energy Corp. 2,611 51,019
WEC Energy Group, Inc. 1,817 164,529
1,903,712
Total Common Stocks (cost $27,673,468) 30,553,693
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
d,e
(cost $252,258) 252,258 252,258
Total Investments (cost $27,925,726) 100.7% 30,805,951
Liabilities, Less Cash and Receivables (0.7)% (227,108)
Net Assets 100.0% 30,578,843

STATEMENT OF INVESTMENTS
(continued)
a
Non-income producing security.
b
Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $702,379 and the value of the collateral was $716,864, consisting of cash collateral of $252,258 and U.S. Government & Agency securities valued at $464,606.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
e
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
See Notes to Financial Statements
Description
Value
4/9/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 203,909 (203,909) — — — — —
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 308,658 (56,400) — — 252,258 0.8 —
Total — 512,567 (260,309) — — 252,258 0.8 —
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 19.1
Health Care 14.3
Industrials 13.3
Financials 11.8
Consumer Discretionary 9.7
Real Estate 8.8
Utilities 6.2
Materials 5.1
Consumer Staples 5.0
Communication Services 4.4
Energy 2.2
Registered Investment Companies 0.8
100.7
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 100.0%
Communication Services – 2.9%
AMC Networks, Inc., Class A
a
903 21,537
Cargurus, Inc., Class A
a
1,462 33,451
Cinemark Holdings, Inc. 2,185 31,202
Cogent Communications Holdings, Inc. 862 72,262
Gray Television, Inc.
a
1,747 20,283
Iridium Communications, Inc.
a
2,005 45,123
John Wiley & Sons, Inc., Class A 903 33,908
Liberty Latin America Ltd., Class A
a
931 9,962
Liberty Latin America Ltd., Class C
a
2,339 24,185
Lions Gate Entertainment Corp., Class A
a
1,136 8,111
Lions Gate Entertainment Corp., Class B
a
2,218 14,816
Madison Square Garden Co. (The), Class A
a
356 60,990
Match Group, Inc.
a,b
1,115 85,810
New York Times Co. (The), Class A
b
2,970 96,584
Nexstar Media Group, Inc., Class A 955 66,888
Pinterest, Inc., Class A
a
2,106 43,510
Shenandoah Telecommunications Co. 969 51,851
Sinclair Broadcast Group, Inc., Class A
b
1,393 24,586
TEGNA, Inc. 4,484 48,069
Telephone & Data Systems, Inc. 2,023 39,691
TripAdvisor, Inc. 2,172 43,375
U.S. Cellular Corp.
a
315 10,026
Vonage Holdings Corp.
a
4,715 39,417
World Wrestling Entertainment, Inc., Class A 981 43,625
Yelp, Inc., Class A
a
1,309 29,256
998,518
Consumer Discretionary – 11.9%
Aaron's, Inc. 1,377 43,940
Acushnet Holdings Corp. 708 19,399
Adient PLC
a
1,785 26,739
Adtalem Global Education, Inc.
a
1,118 35,519
American Eagle Outfitters, Inc. 3,258 25,901
Asbury Automotive Group, Inc.
a
396 26,730
AutoNation, Inc.
a,b
1,208 44,986
Bed Bath & Beyond, Inc.
b
2,594 16,057
Bloomin' Brands, Inc. 1,779 21,437
Boyd Gaming Corp. 1,641 27,388
Brinker International, Inc.
b
766 17,832
Brunswick Corp. 1,687 80,504
Callaway Golf Co. 1,929 27,623
Capri Holdings Ltd.
a
3,134 47,794
Carter's, Inc. 912 71,318
Carvana Co., Class A
a
1,040 83,314
Cheesecake Factory, Inc. (The)
b
841 18,746
Chegg, Inc.
a
2,374 101,488
Choice Hotels International, Inc. 657 49,308
Churchill Downs, Inc. 733 73,461
Cracker Barrel Old Country Store, Inc. 499 48,603
Crocs, Inc.
a
1,424 34,532
Dana, Inc. 2,951 33,937
Deckers Outdoor Corp.
a
577 85,835
Dick's Sporting Goods, Inc. 1,317 38,707
Dorman Products, Inc.
a
603 38,037
Eldorado Resorts, Inc.
a,b
1,340 28,730
Extended Stay America, Inc. 3,786 41,154
Floor & Decor Holdings, Inc., Class A
a
1,441 61,098
Foot Locker, Inc.
b
2,211 56,668
Fox Factory Holding Corp.
a
796 40,604
Frontdoor, Inc.
a
1,750 67,743
Goodyear Tire & Rubber Co. (The) 4,814 34,516
Graham Holdings Co., Class B 91 35,491
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Consumer Discretionary – 11.9% (continued)
Grand Canyon Education, Inc.
a
996 85,676
Group 1 Automotive, Inc. 359 20,316
Groupon, Inc., Class A
a
9,149 11,162
Grubhub, Inc.
a
1,890 90,323
H&R Block, Inc. 4,034 67,166
Helen of Troy Ltd.
a
519 85,261
Hilton Grand Vacations, Inc.
a
1,752 36,091
Hyatt Hotels Corp., Class A 756 42,533
Installed Building Products, Inc.
a
436 21,499
Jack In The Box, Inc.
b
484 29,185
KB Home 1,758 46,130
Kontoor Brands, Inc. 957 18,575
L Brands, Inc. 4,798 57,048
Laureate Education, Inc., Class A
a
2,242 21,232
LCI Industries 517 44,834
LGI Homes, Inc.
a
457 27,685
Lithia Motors, Inc., Class A 465 51,410
Macy's, Inc.
b
6,389 37,440
Marriott Vacations Worldwide Corp. 775 64,325
Mattel, Inc.
a,b
7,163 62,461
MDC Holdings, Inc. 1,028 30,069
Meritage Homes Corp.
a
739 38,842
Monro, Inc. 687 38,122
Murphy USA, Inc.
a
597 63,760
National Vision Holdings, Inc.
a
1,626 43,089
Ollie's Bargain Outlet Holdings, Inc.
a
1,130 76,738
Papa John's International, Inc.
b
452 32,508
Penn National Gaming, Inc.
a,b
2,259 40,255
Penske Automotive Group, Inc. 688 24,754
Qurate Retail, Inc., Series A
a
7,988 64,343
Ralph Lauren Corp., Class A 1,028 75,846
RealReal, Inc. (The)
a,b
316 3,710
RH
a,b
337 48,454
Sally Beauty Holdings, Inc.
a,b
2,386 23,168
Scientific Games Corp., Class A
a,b
1,110 13,997
SeaWorld Entertainment, Inc.
a,b
824 12,105
Shake Shack, Inc., Class A
a
636 34,668
Six Flags Entertainment Corp. 1,611 32,236
Skechers USA, Inc., Class A
a
2,767 77,974
Steven Madden Ltd. 1,599 40,087
Strategic Education, Inc. 454 72,322
Taylor Morrison Home Corp., Class A
a
2,738 39,838
Tempur Sealy International, Inc.
a
938 50,418
Texas Roadhouse, Inc., Class A 1,347 63,430
Thor Industries, Inc.
b
1,140 75,468
TopBuild Corp.
a
703 65,513
TRI Pointe Group, Inc.
a
2,888 33,154
Urban Outfitters, Inc.
a
1,447 25,091
Veoneer, Inc.
a,b
2,055 20,098
Visteon Corp.
a
579 34,914
Wendy's Co. (The) 3,802 75,508
Williams-Sonoma, Inc. 1,604 99,191
Wingstop, Inc. 610 71,535
Wolverine World Wide, Inc. 1,658 33,972
WW International, Inc.
a
951 24,260
Wyndham Destinations, Inc. 1,874 47,918
YETI Holdings, Inc.
a,b
933 25,760
4,098,606
Consumer Staples – 3.6%
Beyond Meat, Inc.
a,b
214 21,184
BJ's Wholesale Club Holdings, Inc.
a,b
2,523 66,380

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Consumer Staples – 3.6% (continued)
Boston Beer Co., Inc. (The), Class A
a
191 89,103
Cal-Maine Foods, Inc. 621 25,778
Coca-Cola Consolidated, Inc. 95 22,370
Darling Ingredients, Inc.
a
3,383 69,656
Edgewell Personal Care Co.
a
1,123 31,006
Energizer Holdings, Inc.
b
1,331 51,856
Flowers Foods, Inc. 3,974 88,541
Freshpet, Inc.
a
705 53,164
Grocery Outlet Holding Corp.
a,b
1,285 42,752
Hain Celestial Group, Inc. (The)
a,b
1,662 42,946
Inter Parfums, Inc. 361 16,133
J&J Snack Foods Corp. 309 39,252
Lancaster Colony Corp. 408 54,929
National Beverage Corp.
a
239 12,005
Nu Skin Enterprises, Inc., Class A 1,152 33,650
Performance Food Group Co.
a
2,649 77,748
PriceSmart, Inc. 457 29,038
Sanderson Farms, Inc. 407 55,409
Seaboard Corp. 5 15,055
Simply Good Foods Co. (The)
a
1,698 32,007
Spectrum Brands Holdings, Inc. 903 38,883
Sprouts Farmers Market, Inc.
a
2,443 50,766
TreeHouse Foods, Inc.
a,b
1,162 60,110
USANA Health Sciences, Inc.
a
256 22,840
Vector Group Ltd. 2,364 25,295
WD-40 Co. 284 49,496
1,217,352
Energy – 1.9%
Antero Midstream Corp.
b
6,091 28,932
Apergy Corp.
a
1,587 14,616
Chesapeake Energy Corp.
a,b
120 2,100
Cimarex Energy Co. 2,106 53,535
CNX Resources Corp.
a
3,911 41,457
Core Laboratories NV 902 17,688
CVR Energy, Inc. 598 14,262
Delek US Holdings, Inc.
b
1,522 35,539
EQT Corp. 5,284 77,094
Equitrans Midstream Corp.
b
4,231 35,456
Helmerich & Payne, Inc. 2,242 44,324
Kosmos Energy Ltd. 7,378 12,174
Magnolia Oil & Gas Corp., Class A
a
2,091 13,529
Matador Resources Co.
a
2,247 15,819
Murphy Oil Corp.
b
3,062 36,315
Parsley Energy, Inc., Class A 6,383 60,319
Patterson-UTI Energy, Inc. 3,989 14,719
PBF Energy, Inc., Class A
b
2,088 23,803
Tellurian, Inc.
a
1,886 2,678
Transocean Ltd.
a,b
11,793 15,095
World Fuel Services Corp. 1,341 33,525
WPX Energy, Inc.
a
8,529 52,283
645,262
Financials – 16.1%
Affiliated Managers Group, Inc.
b
1,018 71,219
American Equity Investment Life Holding Co. 1,883 39,581
American National Insurance Co. 187 15,053
Ameris Bancorp 1,342 34,127
Apollo Commercial Real Estate Finance, Inc.
c
2,928 23,863
Ares Management Corp., Class A 1,585 53,177
Argo Group International Holdings Ltd. 711 25,141
Assetmark Financial Holdings, Inc.
a
252 6,045
Associated Banc-Corp. 3,295 46,591
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Financials – 16.1% (continued)
Assured Guaranty Ltd. 1,971 58,598
Atlantic Union Bankshares Corp. 1,700 40,579
Axis Capital Holdings Ltd. 1,735 63,501
Axos Financial, Inc.
a
1,092 25,171
BancFirst Corp. 368 14,172
BancorpSouth Bank 1,983 43,408
Bank of Hawaii Corp. 832 56,726
Bank OZK
b
2,498 56,505
BankUnited, Inc. 1,964 38,907
Banner Corp. 723 27,785
BGC Partners, Inc., Class A 5,711 17,676
Blackstone Mortgage Trust, Inc., Class A
c
2,775 65,296
Brighthouse Financial, Inc.
a
2,257 58,027
Cadence BanCorp, Class A 2,625 17,377
Cannae Holdings, Inc.
a
1,489 46,978
Capitol Federal Financial, Inc. 2,926 35,083
Cathay General Bancorp 1,566 43,723
CenterState Bank Corp. 2,587 44,988
Chimera Investment Corp.
b,c
3,882 30,163
CIT Group, Inc. 1,958 37,163
CNO Financial Group, Inc. 3,125 43,937
Cohen & Steers, Inc. 444 25,637
Colony Credit Real Estate, Inc.
c
1,692 8,139
Columbia Banking System, Inc. 1,491 40,242
Columbia Financial, Inc.
a
1,007 14,254
Community Bank System, Inc. 1,068 66,739
CVB Financial Corp. 2,750 57,159
Eagle Bancorp, Inc. 697 24,451
Eaton Vance Corp. 2,338 85,805
Enstar Group Ltd.
a
304 43,964
Essent Group Ltd.
a
2,034 55,569
Evercore, Inc., Class A 807 41,641
Federated Hermes, Inc., Class B 1,987 45,244
FGL Holdings
a
2,719 28,223
First Bancorp 4,458 25,990
First Citizens BancShares, Inc., Class A 169 64,558
First Financial Bancorp
b
2,038 31,344
First Financial Bankshares, Inc.
b
2,806 78,147
First Hawaiian, Inc. 2,708 47,634
First Horizon National Corp.
b
6,430 58,384
First Interstate BancSystem, Inc., Class A 723 24,437
First Merchants Corp. 1,153 32,641
First Midwest Bancorp, Inc. 2,255 33,329
FirstCash, Inc. 883 63,435
Flagstar Bancorp, Inc. 707 18,318
FNB Corp. 6,715 54,324
Fulton Financial Corp. 3,394 39,676
Genworth Financial, Inc., Class A
a
10,407 37,777
Glacier Bancorp, Inc. 1,773 67,516
Great Western Bancorp, Inc. 1,153 21,676
Hancock Whitney Corp. 1,802 37,680
Hanover Insurance Group, Inc. (The) 815 81,810
Heartland Financial USA, Inc. 669 22,726
Hilltop Holdings, Inc. 1,430 27,599
Home Bancshares, Inc. 3,209 49,194
Hope Bancorp, Inc. 2,598 25,850
Horace Mann Educators Corp. 854 30,027
Houlihan Lokey, Inc., Class A 908 53,917
IBERIABANK Corp. 1,080 44,777
Independent Bank Corp. 710 51,752
Independent Bank Group, Inc. 747 22,642
Interactive Brokers Group, Inc., Class A 1,585 64,985

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Financials – 16.1% (continued)
International Bancshares Corp. 1,176 34,092
Invesco Mortgage Capital, Inc.
c
3,297 10,023
Investors Bancorp, Inc. 4,110 38,264
Janus Henderson Group PLC
a,b
3,215 57,549
Kemper Corp. 1,295 87,050
Kinsale Capital Group, Inc. 424 46,055
Ladder Capital Corp., Class A
c
2,029 16,131
Legg Mason, Inc. 1,686 84,013
LendingTree, Inc.
a
157 39,151
Mercury General Corp. 555 22,733
MFA Financial, Inc.
c
9,266 16,216
MGIC Investment Corp. 7,208 52,690
Moelis & Co., Class A
b
1,021 30,497
National General Holdings Corp. 1,347 25,633
Navient Corp. 3,489 26,586
NBT Bancorp, Inc. 907 30,049
Nelnet, Inc., Class A 436 20,993
NMI Holdings, Inc., Class A
a
1,394 18,847
Northwest Bancshares, Inc. 2,441 25,899
Old National Bancorp 3,514 49,793
OneMain Holdings, Inc., Class A 1,562 37,816
Pacific Premier Bancorp, Inc. 1,216 25,962
PacWest Bancorp 2,478 50,155
Park National Corp. 296 23,674
PennyMac Financial Services, Inc. 907 27,364
PennyMac Mortgage Investment Trust
c
2,053 21,351
Pinnacle Financial Partners, Inc. 1,487 59,852
ProAssurance Corp. 1,115 23,850
Prosperity Bancshares, Inc. 1,951 116,923
Provident Financial Services, Inc. 1,232 17,679
Radian Group, Inc. 4,158 62,287
Redwood Trust, Inc.
c
2,311 9,475
Renasant Corp. 1,186 31,109
RLI Corp. 825 60,085
Selective Insurance Group, Inc. 1,227 61,510
ServisFirst Bancshares, Inc. 945 33,566
Simmons First National Corp., Class A 2,355 44,039
SLM Corp.
b
8,722 72,741
South State Corp. 697 40,314
Sterling Bancorp 4,176 51,490
Stifel Financial Corp. 1,413 62,568
Texas Capital Bancshares, Inc.
a
1,043 28,975
TFS Financial Corp. 1,032 14,087
Towne Bank 1,315 26,563
Tradeweb Markets, Inc., Class A 1,546 80,639
Trustmark Corp. 1,329 35,365
Two Harbors Investment Corp.
c
5,597 25,578
UMB Financial Corp. 892 45,349
Umpqua Holdings Corp. 4,553 57,026
United Bankshares, Inc.
b
2,098 62,856
United Community Banks, Inc. 1,634 34,551
Valley National Bancorp 8,094 67,666
Virtu Financial, Inc., Class A 1,534 35,850
Walker & Dunlop, Inc. 587 22,558
Washington Federal, Inc. 1,619 43,292
Webster Financial Corp. 1,903 53,760
WesBanco, Inc. 1,354 33,417
Westamerica BanCorp 560 35,280
Western Alliance Bancorp 1,952 70,038
White Mountains Insurance Group Ltd. 63 61,299
Wintrust Financial Corp. 1,179 49,400
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Financials – 16.1% (continued)
WSFS Financial Corp. 1,069 31,193
5,510,588
Health Care – 14.4%
Acadia Healthcare Co., Inc.
a,b
1,832 43,986
Acceleron Pharma, Inc.
a
944 85,460
Adaptive Biotechnologies Corp.
a,b
456 14,596
Agios Pharmaceuticals, Inc.
a
1,221 50,232
Akcea Therapeutics, Inc.
a,b
351 5,988
Alkermes PLC
a
3,254 44,612
Allakos, Inc.
a,b
499 32,814
Allogene Therapeutics, Inc.
a,b
1,051 30,374
Allscripts Healthcare Solutions, Inc.
a
3,330 21,645
Amedisys, Inc.
a
667 122,835
Amicus Therapeutics, Inc.
a
5,266 62,191
AMN Healthcare Services, Inc.
a
964 45,289
Apellis Pharmaceuticals, Inc.
a
1,039 35,606
Arena Pharmaceuticals, Inc.
a
1,035 50,684
Arrowhead Pharmaceuticals, Inc.
a
2,070 71,270
Avanos Medical, Inc.
a
983 30,522
Biohaven Pharmaceutical Holding Co Ltd.
a
889 41,872
Bluebird Bio, Inc.
a
1,143 61,585
Blueprint Medicines Corp.
a
1,114 65,537
Bridgebio Pharma, Inc.
a,b
430 13,128
Cantel Medical Corp.
b
768 28,416
CONMED Corp. 583 43,089
CRISPR Therapeutics AG
a
700 34,440
Deciphera Pharmaceuticals, Inc.
a
399 23,134
Eidos Therapeutics, Inc.
a
107 4,969
Emergent BioSolutions, Inc.
a
908 67,147
Ensign Group, Inc. (The) 1,036 38,757
Envista Holdings Corp.
a
3,278 63,823
Exelixis, Inc.
a
6,275 154,961
FibroGen, Inc.
a
1,622 59,836
Glaukos Corp.
a
800 29,352
Global Blood Therapeutics, Inc.
a
1,245 95,267
Globus Medical, Inc., Class A
a
1,591 75,509
Halozyme Therapeutics, Inc.
a
2,374 53,783
HealthEquity, Inc.
a
1,464 82,379
Heron Therapeutics, Inc.
a
1,587 22,631
HMS Holdings Corp.
a
1,821 52,217
Horizon Therapeutics PLC
a
3,869 139,439
ICU Medical, Inc.
a
397 87,066
Immunomedics, Inc.
a
4,103 124,649
Insmed, Inc.
a
1,832 42,136
Integer Holdings Corp.
a
675 50,260
Integra LifeSciences Holdings Corp.
a
1,473 75,197
Intercept Pharmaceuticals, Inc.
a,b
520 42,598
Iovance Biotherapeutics, Inc.
a
2,399 77,128
iRhythm Technologies, Inc.
a
548 57,891
Ironwood Pharmaceuticals, Inc., Class A
a
3,216 32,160
LHC Group, Inc.
a
611 79,424
Ligand Pharmaceuticals, Inc.
a,b
343 33,809
LivaNova PLC
a
999 53,067
Livongo Health, Inc.
a,b
271 10,843
Magellan Health, Inc.
a
453 27,511
MEDNAX, Inc.
a
1,728 25,091
Medpace Holdings, Inc.
a
566 45,201
Mirati Therapeutics, Inc.
a
755 64,205
MyoKardia, Inc.
a
956 60,056
Myriad Genetics, Inc.
a
1,525 23,576
Natera, Inc.
a
1,346 49,856

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Health Care – 14.4% (continued)
Nektar Therapeutics, Class A
a,b
3,635 69,792
Neogen Corp.
a
1,083 67,785
NeoGenomics, Inc.
a
2,158 59,000
Nevro Corp.
a
640 75,290
NuVasive, Inc.
a
1,077 65,568
Omnicell, Inc.
a
866 63,131
Option Care Health, Inc.
a
687 9,824
Pacira BioSciences, Inc.
a
864 35,675
Patterson Cos., Inc. 1,765 32,264
Penumbra, Inc.
a
662 117,386
Portola Pharmaceuticals, Inc., Class A
a
1,440 10,195
Premier, Inc., Class A
a
1,366 45,297
Prestige Consumer Healthcare, Inc.
a
1,039 42,277
PTC Therapeutics, Inc.
a
1,273 64,821
Quidel Corp.
a
783 108,837
Reata Pharmaceuticals, Inc., Class A
a
527 83,350
Repligen Corp.
a
969 112,549
Select Medical Holdings Corp.
a
2,204 37,622
Syneos Health, Inc., Class A
a
1,286 71,746
Tandem Diabetes Care, Inc.
a
1,161 92,625
Teladoc Health, Inc.
a
1,495 246,062
Tenet Healthcare Corp.
a
2,131 43,004
Tilray, Inc., Class 2
a,b
650 5,232
Tricida, Inc.
a
549 16,607
Ultragenyx Pharmaceutical, Inc.
a
1,123 67,863
United Therapeutics Corp.
a
908 99,480
US Physical Therapy, Inc. 262 19,781
Wright Medical Group NV
a
2,623 76,382
Xencor, Inc.
a
1,021 29,844
Zogenix, Inc.
a,b
1,051 29,670
4,960,058
Industrials – 14.5%
AAON, Inc. 840 40,017
ABM Industries, Inc. 1,374 47,389
Acuity Brands, Inc. 818 70,831
Advanced Disposal Services, Inc.
a
1,498 48,310
Advanced Drainage Systems, Inc. 1,072 43,459
Aerojet Rocketdyne Holdings, Inc.
a
1,496 61,545
Air Lease Corp., Class A 2,167 56,667
Albany International Corp., Class A 636 32,525
Allegiant Travel Co., Class A 271 21,268
Altra Industrial Motion Corp. 1,340 37,399
Applied Industrial Technologies, Inc. 800 41,912
Arcosa, Inc. 999 37,233
Armstrong World Industries, Inc. 1,003 77,311
ASGN, Inc.
a
1,091 50,677
Avis Budget Group, Inc.
a,b
1,165 19,199
Axon Enterprise, Inc.
a
1,226 89,142
Barnes Group, Inc. 985 37,804
Beacon Roofing Supply, Inc.
a
1,406 30,932
BMC Stock Holdings, Inc.
a
1,386 29,453
Brady Corp., Class A 1,029 44,803
BrightView Holdings, Inc.
a
623 7,987
Brink's Co. (The) 1,033 52,807
Builders FirstSource, Inc.
a
2,374 43,563
Casella Waste Systems, Inc., Class A
a
910 42,206
Chart Industries, Inc.
a,b
733 26,183
Cimpress PLC
a,b
504 36,686
Clean Harbors, Inc.
a
1,060 56,636
Colfax Corp.
a
1,728 44,565
Comfort Systems USA, Inc. 760 25,308
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Industrials – 14.5% (continued)
CoreLogic, Inc. 1,643 63,124
Covanta Holding Corp. 2,399 18,664
Crane Co. 1,054 57,390
Cubic Corp. 648 24,760
Curtiss-Wright Corp. 883 91,523
Deluxe Corp. 863 24,311
EMCOR Group, Inc. 1,161 73,758
EnerSys 874 51,033
ESCO Technologies, Inc. 538 41,049
Evoqua Water Technologies Corp.
a
1,477 23,706
Exponent, Inc. 1,070 75,253
Federal Signal Corp. 1,251 33,689
Fluor Corp.
b
2,874 33,626
Forward Air Corp. 585 30,186
Franklin Electric Co., Inc. 795 40,386
FTI Consulting, Inc.
a
777 98,959
Gates Industrial Corp. PLC
a
967 8,307
GATX Corp. 727 43,111
GrafTech International Ltd.
b
1,164 9,452
Harsco Corp.
a
1,611 16,078
Healthcare Services Group, Inc. 1,520 38,745
Heartland Express, Inc. 958 18,767
Herman Miller, Inc. 1,211 27,296
Hertz Global Holdings, Inc.
a,b
2,070 8,363
Hillenbrand, Inc. 1,520 31,844
HNI Corp. 877 21,346
IAA, Inc.
a
2,758 106,459
Insperity, Inc. 779 37,166
ITT, Inc. 1,811 95,476
JELD-WEN Holding, Inc.
a
1,381 17,539
John Bean Technologies Corp. 656 50,341
Kaman Corp. 578 22,403
KAR Auction Services, Inc. 2,640 39,547
Kennametal, Inc. 1,713 43,870
Kirby Corp.
a
1,238 66,134
Korn Ferry 1,144 32,982
Kratos Defense & Security Solutions, Inc.
a
1,851 27,802
Landstar System, Inc. 816 84,301
Macquarie Infrastructure Corp. 1,596 44,034
MasTec, Inc.
a
1,246 44,731
Matson, Inc. 889 26,883
McGrath RentCorp 504 27,493
Mercury Systems, Inc.
a
1,148 102,356
Meritor, Inc.
a
1,515 31,058
Mobile Mini, Inc. 904 25,827
Moog, Inc., Class A 661 32,706
MSA Safety, Inc. 736 82,822
MSC Industrial Direct Co., Inc., Class A 932 55,584
Mueller Industries, Inc. 1,167 30,225
Mueller Water Products, Inc., Class A 3,269 31,023
Navistar International Corp.
a
1,342 31,899
nVent Electric PLC
a
3,216 59,978
Parsons Corp.
a
385 14,399
Proto Labs, Inc.
a
553 56,179
RBC Bearings, Inc.
a
516 65,367
Regal Beloit Corp. 847 60,145
Rexnord Corp. 2,519 68,693
Ryder System, Inc. 1,104 39,082
Saia, Inc.
a
537 49,683
Schneider National, Inc., Class B 694 15,206
Simpson Manufacturing Co., Inc. 835 60,204
SiteOne Landscape Supply, Inc.
a
855 75,779

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Industrials – 14.5% (continued)
SkyWest, Inc. 1,045 32,343
Spirit Airlines, Inc.
a
1,403 21,073
SPX Corp.
a
904 34,470
SPX FLOW, Inc.
a
883 28,759
Stericycle, Inc.
a
1,882 91,842
Sunrun, Inc.
a
1,597 22,406
Terex Corp. 1,344 20,415
Tetra Tech, Inc. 1,128 84,916
Timken Co. (The) 1,402 52,687
Trex Co., Inc.
a,b
1,204 114,645
TriNet Group, Inc.
a
910 44,563
Trinity Industries, Inc. 2,013 38,831
Triton International Ltd.
a
1,081 33,489
UniFirst Corp. 315 52,967
Univar Solutions, Inc.
a
2,834 41,150
Universal Forest Products, Inc. 1,269 52,181
Upwork, Inc.
a
1,294 10,779
Valmont Industries, Inc. 444 52,055
Virgin Galactic Holdings, Inc.
a,b
1,647 29,020
Watts Water Technologies, Inc., Class A 572 47,133
Welbilt, Inc.
a
2,690 13,262
Werner Enterprises, Inc. 909 36,469
WESCO International, Inc.
a
856 22,145
4,991,519
Information Technology – 17.2%
8x8, Inc.
a
2,054 34,836
Acacia Communications, Inc.
a
777 52,595
ACI Worldwide, Inc.
a
2,388 65,431
Advanced Energy Industries, Inc.
a
792 44,035
Alarm.com Holdings, Inc.
a
746 33,369
Alliance Data Systems Corp. 840 42,059
Alteryx, Inc., Class A
a
1,019 115,330
Ambarella, Inc.
a
649 34,124
Amkor Technology, Inc.
a
2,163 21,370
Anixter International, Inc.
a
623 57,852
Avalara, Inc.
a
1,357 121,275
Avnet, Inc. 2,086 62,622
Badger Meter, Inc. 602 35,536
Belden, Inc. 800 27,352
Blackbaud, Inc. 1,017 56,199
Blackline, Inc.
a
886 53,816
Bottomline Technologies DE, Inc.
a
781 32,513
Box, Inc., Class A
a
3,090 49,873
Brooks Automation, Inc. 1,495 57,543
Cabot Microelectronics Corp. 601 73,647
CACI International, Inc., Class A
a
517 129,322
Cirrus Logic, Inc.
a
1,195 90,342
Cloudera, Inc.
a
5,087 42,120
Coherent, Inc.
a
499 63,807
CommScope Holding Co, Inc.
a
4,013 44,183
CommVault Systems, Inc.
a
868 37,055
Cornerstone OnDemand, Inc.
a
1,093 36,681
Cree, Inc.
a
2,226 96,007
CSG Systems International, Inc. 683 33,180
Diodes, Inc.
a
854 43,460
Dolby Laboratories, Inc., Class A 1,321 79,300
Dropbox, Inc., Class A
a
4,459 93,728
EchoStar Corp., Class A
a
940 29,657
Enphase Energy, Inc.
a
1,643 76,942
Envestnet, Inc.
a
1,083 67,709
Everbridge, Inc.
a
698 77,743
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Information Technology – 17.2% (continued)
EVERTEC, Inc. 1,224 31,016
ExlService Holdings, Inc.
a
705 43,520
Fabrinet
a
765 48,004
FireEye, Inc.
a
4,481 51,576
Five9, Inc.
a
1,262 116,950
II-VI, Inc.
a,b
1,802 62,025
Inphi Corp.
a
945 91,230
Insight Enterprises, Inc.
a
741 40,229
InterDigital, Inc. 638 36,857
Itron, Inc.
a
729 50,899
J2 Global, Inc. 957 77,173
Jabil, Inc. 2,869 81,594
KBR, Inc. 2,927 59,301
Knowles Corp.
a
1,764 27,430
Lattice Semiconductor Corp.
a
2,760 62,128
Littelfuse, Inc. 503 73,056
LivePerson, Inc.
a,b
1,278 30,595
LiveRamp Holdings, Inc.
a
1,400 53,004
LogMeIn, Inc. 1,009 86,229
Lumentum Holdings, Inc.
a
1,595 129,051
Manhattan Associates, Inc.
a
1,320 93,641
ManTech International Corp., Class A 556 41,455
MAXIMUS, Inc. 1,321 88,930
Medallia, Inc.
a,b
339 7,282
Mimecast Ltd.
a
1,141 46,667
NCR Corp.
a
2,638 54,132
NetScout Systems, Inc.
a
1,363 36,092
New Relic, Inc.
a
1,032 55,408
Novanta, Inc.
a
724 62,908
Nuance Communications, Inc.
a
5,838 117,928
Nutanix, Inc., Class A
a,b
3,015 61,777
OSI Systems, Inc.
a
355 25,695
PagerDuty, Inc.
a
188 3,969
Paylocity Holding Corp.
a
742 84,981
Perspecta, Inc. 2,842 61,302
Plantronics, Inc.
b
670 9,460
Plexus Corp.
a
603 37,802
Pluralsight, Inc., Class A
a,b
1,691 27,800
Power Integrations, Inc. 609 62,331
Progress Software Corp. 919 37,596
PROS Holdings, Inc.
a
794 27,306
Pure Storage, Inc., Class A
a
4,657 67,061
Q2 Holdings, Inc.
a
907 72,306
Qualys, Inc.
a,b
688 72,543
Rapid7, Inc.
a,b
909 41,405
Rogers Corp.
a
384 42,639
Sailpoint Technologies Holdings, Inc.
a
1,759 32,700
Sanmina Corp.
a
1,448 40,153
Science Applications International Corp. 1,015 82,885
Semtech Corp.
a
1,368 61,888
Silicon Laboratories, Inc.
a
897 87,206
Smartsheet, Inc., Class A
a
1,869 98,534
SolarEdge Technologies, Inc.
a
1,005 112,148
SPS Commerce, Inc.
a
720 39,967
SVMK, Inc.
a
1,849 29,029
Tech Data Corp.
a
731 102,808
Tenable Holdings, Inc.
a
865 22,542
Teradata Corp.
a
2,325 57,172
TTEC Holdings, Inc. 362 14,111
Varonis Systems, Inc.
a
625 41,906
Verint Systems, Inc.
a
1,379 58,939
Verra Mobility Corp., Class A
a
2,675 23,968

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Information Technology – 17.2% (continued)
ViaSat, Inc.
a
1,191 50,498
Viavi Solutions, Inc.
a
4,748 57,356
Vishay Intertechnology, Inc. 2,735 45,374
Workiva, Inc., Class A
a
783 30,028
Yext, Inc.
a
1,919 24,563
Zoom Video Communications, Inc., Class A
a,b
604 81,643
5,900,314
Materials – 4.6%
Alcoa Corp.
a
3,847 31,353
Allegheny Technologies, Inc.
a
2,586 19,421
Ashland Global Holdings, Inc. 1,245 76,804
Balchem Corp. 664 59,255
Cabot Corp. 1,178 39,922
Carpenter Technology Corp. 979 21,704
Chemours Co. (The)
b
3,354 39,342
Cleveland-Cliffs, Inc.
b
8,133 35,623
Commercial Metals Co. 2,454 39,117
Compass Minerals International, Inc. 703 34,560
Domtar Corp. 1,188 27,752
Eagle Materials, Inc. 861 52,530
Element Solutions, Inc.
a
4,568 46,822
Graphic Packaging Holding Co. 5,996 80,047
Greif, Inc., Class A 538 18,233
HB Fuller Co. 1,056 38,850
Huntsman Corp. 4,146 69,694
Ingevity Corp.
a
864 44,859
Innospec, Inc. 506 36,695
Kaiser Aluminum Corp. 331 23,908
Louisiana-Pacific Corp. 2,427 48,540
Minerals Technologies, Inc. 722 31,797
NewMarket Corp. 153 62,950
Olin Corp.
b
3,300 44,055
PolyOne Corp. 1,867 43,482
PQ Group Holdings, Inc.
a
783 9,177
Quaker Chemical Corp.
b
267 40,616
Scotts Miracle-GRO Co. (The) 817 101,333
Sensient Technologies Corp. 875 41,816
Silgan Holdings, Inc. 1,604 55,338
Stepan Co. 415 39,591
Summit Materials, Inc., Class A
a
2,302 34,783
Trinseo SA 803 16,421
U.S. Steel Corp.
b
3,487 26,780
Valvoline, Inc. 3,894 66,938
Worthington Industries, Inc. 756 19,989
WR Grace & Co. 1,159 54,740
1,574,837
Real Estate – 8.5%
Acadia Realty Trust
c
1,783 22,091
Agree Realty Corp.
b,c
994 64,719
Alexander & Baldwin, Inc.
c
1,393 18,304
Alexander's, Inc.
c
44 13,871
American Assets Trust, Inc.
c
983 27,839
Apple Hospitality REIT, Inc.
c
4,315 41,769
Brandywine Realty Trust
c
3,643 40,656
CareTrust REIT, Inc.
c
1,959 32,284
Colony Capital, Inc.
c
9,988 23,072
Columbia Property Trust, Inc.
c
2,421 34,596
CoreCivic, Inc.
c
2,443 32,052
CoreSite Realty Corp.
c
778 94,286
Corporate Office Properties Trust
c
2,315 61,162
Cushman & Wakefield PLC
a
3,398 41,354
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Real Estate – 8.5% (continued)
DiamondRock Hospitality Co.
c
4,105 25,574
Diversified Healthcare Trust
c
4,878 15,171
EastGroup Properties, Inc.
c
793 84,058
Empire State Realty Trust, Inc., Class A
c
3,061 25,590
Equity Commonwealth
c
2,519 85,520
Essential Properties Realty Trust, Inc.
c
1,802 26,471
First Industrial Realty Trust, Inc.
c
2,623 99,071
Four Corners Property Trust, Inc.
c
1,414 31,659
GEO Group, Inc. (The)
c
2,486 31,522
Global NET Lease, Inc.
c
1,834 26,391
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
b,c
1,346 37,675
Healthcare Realty Trust, Inc.
c
2,762 81,175
Highwoods Properties, Inc.
c
2,143 83,170
Howard Hughes Corp. (The)
a
892 48,311
JBG SMITH Properties
c
2,438 82,770
Kennedy-Wilson Holdings, Inc. 2,564 36,281
Lexington Realty Trust, Class B
c
5,122 53,525
Life Storage, Inc.
c
963 84,349
LTC Properties, Inc.
c
825 29,370
Macerich Co. (The)
b,c
2,259 16,875
Mack-Cali Realty Corp.
c
1,857 30,065
National Health Investors, Inc.
c
909 50,050
National Storage Affiliates Trust
c
1,226 34,916
Outfront Media, Inc.
c
2,942 46,160
Paramount Group, Inc.
c
4,162 40,163
Pebblebrook Hotel Trust
c
2,678 31,708
Physicians Realty Trust
c
4,073 62,806
Piedmont Office Realty Trust, Inc., Class A
c
2,600 45,110
PotlatchDeltic Corp.
c
1,390 48,803
PS Business Parks, Inc.
c
412 53,185
QTS Realty Trust, Inc., Class A
c
1,200 75,036
Rayonier, Inc.
c
2,672 64,208
Redfin Corp.
a
1,702 35,963
Retail Opportunity Investments Corp.
c
2,378 23,079
Retail Properties of America, Inc., Class A
c
4,381 27,162
Rexford Industrial Realty, Inc.
c
2,291 93,290
RLJ Lodging Trust
c
3,536 32,849
Ryman Hospitality Properties, Inc.
c
1,125 39,758
Sabra Health Care REIT, Inc.
c
4,244 54,408
Service Properties Trust
c
3,374 23,382
SITE Centers Corp.
c
3,059 18,538
Spirit Realty Capital, Inc.
c
2,061 63,396
STAG Industrial, Inc.
c
3,071 80,614
Sunstone Hotel Investors, Inc.
c
4,649 42,724
Taubman Centers, Inc.
c
1,264 54,478
Terreno Realty Corp.
c
1,386 75,981
Urban Edge Properties
c
2,362 27,163
Washington Real Estate Investment Trust
c
1,666 38,851
Weingarten Realty Investors
c
2,499 45,457
Xenia Hotels & Resorts, Inc.
c
2,310 22,407
2,934,293
Utilities – 4.4%
ALLETE, Inc. 1,068 61,474
American States Water Co. 763 60,559
Avista Corp. 1,378 59,309
Black Hills Corp. 1,270 78,664
California Water Service Group 995 44,695
Clearway Energy, Inc., Class A 680 12,716
Clearway Energy, Inc., Class C 1,630 32,649
El Paso Electric Co. 842 57,256

a
Non-income producing security.
b
Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $3,164,977 and the value of the collateral was $3,238,003, consisting of cash collateral of
$483,271 and U.S. Government & Agency securities valued at $2,754,732.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
e
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 100.0% (continued)
Utilities – 4.4% (continued)
Hawaiian Electric Industries, Inc. 2,251 88,847
IDACORP, Inc. 1,042 95,635
MGE Energy, Inc. 717 46,361
National Fuel Gas Co. 1,784 73,144
New Jersey Resources Corp. 1,975 66,716
Northwest Natural Holding Co. 628 40,883
NorthWestern Corp. 1,043 60,171
ONE Gas, Inc. 1,090 86,884
Ormat Technologies, Inc. 1,054 65,780
Otter Tail Corp. 823 36,525
PNM Resources, Inc. 1,645 66,606
Portland General Electric Co. 1,846 86,374
SJW Group 536 31,908
South Jersey Industries, Inc. 1,909 54,578
Southwest Gas Holdings, Inc. 1,129 85,578
Spire, Inc. 1,054 76,900
TerraForm Power, Inc., Class A 1,644 28,474
1,498,686
Total Common Stocks (cost $30,166,831) 34,330,033
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
d,e
(cost $12,970) 12,970 12,970
Investment of Cash Collateral for Securities Loaned – 1.4%
Registered Investment Companies – 1.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
d,e
(cost $483,271) 483,271 483,271
Total Investments (cost $30,663,072) 101.4% 34,826,274
Liabilities, Less Cash and Receivables (1.4)% (484,171)
Net Assets 100.0% 34,342,103
REIT—Real Estate Investment Trust
Description
Value
4/9/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 229,703 (216,733) — — 12,970 0.0 —
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 747,079 (263,808) — — 483,271 1.4 —
Total — 976,782 (480,541) — — 496,241 1.4 —

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 17.2
Financials 16.1
Industrials 14.5
Health Care 14.4
Consumer Discretionary 11.9
Real Estate 8.5
Materials 4.6
Utilities 4.4
Consumer Staples 3.6
Communication Services 2.9
Energy 1.9
Registered Investment Companies 1.4
101.4
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 95.0%
Australia – 5.9%
AGL Energy Ltd. 1,326 14,724
APA Group 2,379 17,008
Aristocrat Leisure Ltd. 1,284 21,428
ASX Ltd. 390 20,822
Australia & New Zealand Banking Group Ltd. 5,835 64,561
BHP Group Ltd. 5,934 125,679
BHP Group PLC 4,258 71,765
Brambles Ltd. 3,202 23,228
Cochlear Ltd. 128 15,461
Coles Group Ltd. 2,420 24,574
Commonwealth Bank of Australia 3,548 145,621
CSL Ltd. 912 184,762
Dexus
a
2,184 13,098
Fortescue Metals Group Ltd. 3,451 27,022
Goodman Group
a
3,231 27,817
GPT Group (The)
a
3,884 10,756
Insurance Australia Group Ltd. 4,658 17,627
Macquarie Group Ltd. 638 42,881
Mirvac Group
a
7,978 11,700
National Australia Bank Ltd. 5,812 64,535
Newcrest Mining Ltd. 1,539 27,749
Origin Energy Ltd. 3,544 12,901
QBE Insurance Group Ltd. 3,045 16,846
Ramsay Health Care Ltd. 322 13,199
REA Group Ltd. 98 5,712
Rio Tinto Ltd. 748 42,855
Rio Tinto PLC 2,007 93,274
Santos Ltd. 3,552 11,488
Scentre Group
a
10,734 16,374
Sonic Healthcare Ltd. 918 16,342
South32 Ltd. 10,359 13,462
Stockland
a
4,908 9,254
Suncorp Group Ltd. 2,537 15,264
Sydney Airport 2,224 9,173
Telstra Corp. Ltd. 8,392 16,757
Transurban Group 5,257 47,496
Treasury Wine Estates Ltd. 1,449 9,629
Wesfarmers Ltd. 2,286 56,408
Westpac Banking Corp. 6,924 73,800
Woodside Petroleum Ltd. 1,887 27,735
Woolworths Group Ltd. 2,648 61,978
1,542,765
Austria – 0.1%
Erste Group Bank AG 607 13,181
OMV AG 290 9,497
Raiffeisen Bank International AG 272 4,686
Telekom Austria AG, Class A 281 1,976
Verbund AG, Class A 137 6,206
35,546
Belgium – 0.8%
Ageas 380 13,673
Anheuser-Busch InBev SA/NV 1,723 79,036
Colruyt SA 97 5,803
Groupe Bruxelles Lambert SA 163 13,011
KBC Group NV 689 37,190
Proximus SADP 313 6,675
Solvay SA 147 11,470
UCB SA 255 23,333
Umicore SA 402 17,353
207,544
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Canada – 8.0%
Agnico Eagle Mines Ltd. 483 28,282
Alimentation Couche-Tard, Inc., Class A 56 1,587
Alimentation Couche-Tard, Inc., Class B 1,753 49,020
Bank of Montreal 1,289 65,677
Bank of Nova Scotia (The) 2,451 98,467
Barrick Gold Corp. 3,584 92,455
BCE, Inc. 601 24,357
Brookfield Asset Management, Inc., Class A 2,820 95,506
Canadian Imperial Bank of Commerce 898 53,326
Canadian National Railway Co. 1,447 119,921
Canadian Natural Resources Ltd. 2,388 40,077
Canadian Pacific Railway Ltd. 277 63,092
CGI, Inc., Class A
b
484 30,933
Constellation Software, Inc. 40 38,548
Enbridge, Inc. 4,080 125,283
Fairfax Financial Holdings Ltd. 55 14,945
Fortis, Inc., Class Common Subscription Receipt 931 36,156
Franco-Nevada Corp. 380 50,384
George Weston Ltd. 143 10,166
Great-West Lifeco , Inc., Class Common
Subscription Receipt 543 8,960
Imperial Oil Ltd. 468 7,578
Intact Financial Corp., Class Common
Subscription Receipt 288 27,468
Loblaw Cos. Ltd. 352 17,360
Magna International, Inc. 574 22,415
Manulife Financial Corp., Class Common
Subscription Receipt 3,929 49,588
National Bank of Canada 674 27,242
Nutrien Ltd. 1,155 41,337
Open Text Corp. 545 20,639
Pembina Pipeline Corp. 1,048 24,085
Restaurant Brands International, Inc. 602 29,429
Rogers Communications, Inc., Class B 717 30,096
Royal Bank of Canada 2,884 177,801
Saputo, Inc. 477 12,020
Shopify, Inc., Class A
b
209 132,835
Sun Life Financial, Inc. 1,185 40,704
Suncor Energy, Inc. 3,110 55,575
TC Energy Corp. 1,884 86,892
TELUS Corp. 846 13,857
Thomson Reuters Corp. 343 24,218
Toronto-Dominion Bank (The) 3,669 153,633
Wheaton Precious Metals Corp. 902 34,347
2,076,261
Chile – 0.0%
Antofagasta PLC 696 7,137
China – 0.3%
Prosus NV
b
852 64,558
Denmark – 1.8%
AP Moller - Maersk A/S, Class A 7 6,460
AP Moller - Maersk A/S, Class B 14 13,916
Carlsberg A/S, Class B 213 26,852
Coloplast A/S, Class B 236 37,320
Danske Bank A/S
b
1,373 16,289
DSV Panalpina A/S 412 42,503
Genmab A/S
b
131 31,497
Novo Nordisk A/S, Class B 3,356 214,005
Novozymes A/S, Class B 430 21,062

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Denmark – 1.8% (continued)
Orsted A/ S
c
337 34,063
Vestas Wind Systems A/S 401 34,514
478,481
Finland – 1.1%
Elisa OYJ 302 18,339
Fortum OYJ 878 14,569
Kone OYJ, Class B 815 49,382
Neste OYJ 868 30,737
Nokia OYJ 11,353 41,334
Nordea Bank Abp
b
6,511 42,157
Sampo OYJ, Class A 994 32,923
Stora ENSO OYJ, Class A
b
151 2,010
Stora ENSO OYJ, Class R
b
1,235 14,609
UPM- Kymmene OYJ 1,073 29,687
275,747
France – 9.0%
Accor SA 365 10,122
Adevinta ASA, Class B
b
456 3,782
Aeroports de Paris 66 6,463
Air Liquide SA 956 121,569
Airbus SE
b
1,227 77,787
Amundi SA
c
122 8,098
AXA SA 3,958 70,213
BNP Paribas SA 2,333 73,274
Bollore SA 1,824 4,839
Bouygues SA 502 15,456
Bureau Veritas SA 583 12,094
Capgemini SE 317 29,770
Carrefour SA 1,155 17,072
CIE de Saint-Gobain 1,101 29,195
CIE Generale des Etablissements Michelin SCA 363 35,426
CNP Assurances
b
318 3,283
Credit Agricole SA 2,559 20,410
Danone SA 1,309 90,699
Dassault Aviation SA 5 4,080
Dassault Systemes SE 276 40,372
Edenred 490 19,734
Electricite de France SA 923 7,354
Engie SA 3,695 40,083
EssilorLuxottica SA 591 72,921
Gecina SA
a
111 14,480
Hermes International 71 51,932
Kering SA 150 75,609
Klepierre SA
a
421 8,510
Legrand SA 534 35,982
L'Oreal SA 498 144,710
LVMH Moet Hennessy Louis Vuitton SE 546 210,777
Natixis SA 1,842 4,360
Orange SA 3,845 46,894
Pernod Ricard SA 439 66,884
Peugeot SA 1,149 16,455
Renault SA
b
417 8,270
Safran SA 684 63,096
Sanofi 2,321 226,738
Sartorius Stedim Biotech
b
51 12,233
Schneider Electric SE 1,123 102,658
Societe Generale SA 1,606 25,084
Sodexo SA 172 13,658
Teleperformance 118 26,431
Thales SA 209 15,827
Total SA 5,117 184,113
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
France – 9.0% (continued)
Unibail-Rodamco-Westfield
a
277 16,299
Veolia Environnement SA 1,134 24,202
Vinci SA 1,035 84,683
Vivendi SA 1,623 35,029
Worldline SA
b,c
169 11,473
2,340,483
Germany – 6.9%
Adidas AG 372 85,239
Allianz SE 845 156,303
BASF SE 1,867 95,467
Bayer AG 1,993 131,282
Bayerische Motoren Werke AG 643 38,066
Beiersdorf AG 198 20,728
Continental AG 218 18,434
Daimler AG 1,790 61,827
Deutsche Bank AG 4,167 30,936
Deutsche Boerse AG 388 60,240
Deutsche Post AG 1,958 58,226
Deutsche Telekom AG
b
6,582 96,063
Deutsche Wohnen SE 725 29,381
E.ON SE 4,420 44,278
Evonik Industries AG 338 8,315
Fresenius Medical Care AG & Co. KGaA 427 33,515
Fresenius SE & Co. KGaA 826 35,854
Hannover Rueck SE 122 19,443
HeidelbergCement AG 296 14,064
Henkel AG & Co. KGaA 204 15,887
Infineon Technologies AG 2,520 46,785
Merck KGaA 261 30,331
MTU Aero Engines AG 105 14,295
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 291 64,001
RWE AG 1,165 33,483
SAP SE 2,188 261,077
Siemens AG 1,637 151,832
Siemens Healthineers AG
c
302 13,297
Symrise AG, Class A 257 25,987
Talanx AG 107 3,818
Uniper SE 369 9,902
Volkswagen AG 65 9,704
Vonovia SE 1,093 53,932
Wirecard AG 232 22,972
Zalando SE
b,c
268 13,060
1,808,024
Hong Kong – 2.8%
AIA Group Ltd. 24,400 226,458
CK Asset Holdings Ltd. 5,000 31,603
CK Infrastructure Holdings Ltd. 1,500 8,939
CLP Holdings Ltd. 3,500 37,382
Dairy Farm International Holdings Ltd.
b
500 2,378
Hang Seng Bank Ltd. 1,500 26,411
Henderson Land Development Co. Ltd. 3,000 12,267
HKT Trust & HKT Ltd. 7,000 11,251
Hong Kong & China Gas Co. Ltd. 20,000 35,757
Hong Kong Exchanges & Clearing Ltd. 2,400 78,015
Jardine Matheson Holdings Ltd. 600 26,376
Jardine Strategic Holdings Ltd.
b
400 8,620
Link REIT
a
4,200 37,707
MTR Corp. Ltd. 3,000 16,659
New World Development Co. Ltd. 12,000 14,163
Power Assets Holdings Ltd. 3,000 20,065

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Hong Kong – 2.8% (continued)
Sun Hung KAI Properties Ltd. 3,000 41,175
Swire Pacific Ltd., Class A 1,000 6,566
Swire Pacific Ltd., Class B 2,500 2,735
Swire Properties Ltd. 2,200 6,172
Techtronic Industries Co. Ltd. 3,500 26,660
WH Group Ltd.
c
19,000 18,333
Wharf Real Estate Investment Co. Ltd. 2,000 8,449
Wheelock & Co. Ltd. 2,000 14,641
718,782
Ireland – 0.4%
AIB Group PLC
b
2,125 2,909
CRH PLC 1,594 48,100
Kerry Group PLC, Class A 305 34,977
Kingspan Group PLC 308 15,687
101,673
Israel – 0.4%
Azrieli Group Ltd. 73 4,356
Bank Hapoalim BM 2,253 14,592
Bank Leumi Le-Israel BM 2,956 16,087
Elbit Systems Ltd. 48 6,562
ICL Ltd. 1,388 4,867
Mizrahi Tefahot Bank Ltd. 265 5,477
Nice Ltd.
b
125 20,899
Teva Pharmaceutical Industries Ltd.
b
2,196 24,289
97,129
Italy – 1.6%
Assicurazioni Generali SpA 2,448 34,897
Atlantia SpA 948 15,425
Davide Campari-Milano SpA 843 6,528
ENEL SpA 15,680 107,099
ENI SpA 5,128 48,944
Ferrari NV
b
258 40,523
Intesa Sanpaolo SpA 31,764 49,508
Mediobanca Banca di Credito Finanziario SpA 1,403 8,126
Moncler SpA 380 14,276
Poste Italiane SpA
c
922 7,828
Recordati SpA 202 8,777
Snam SpA 4,380 19,612
Telecom Italia SpA
b
21,761 8,619
Telecom Italia SpA -RSP 12,148 4,835
Terna Rete Elettrica Nazionale SpA 2,824 17,693
UniCredit SpA
b
4,259 32,789
425,479
Japan – 23.8%
ACOM Co. Ltd. 900 3,686
Advantest Corp. 400 19,713
AEON Co. Ltd. 1,800 36,552
AGC, Inc. 500 12,620
Aisin Seiki Co. Ltd. 400 11,652
Ajinomoto Co., Inc. 1,100 19,709
ANA Holdings, Inc.
b
200 4,304
Asahi Group Holdings Ltd. 900 31,477
Asahi Intecc Co. Ltd. 500 13,387
Asahi Kasei Corp. 2,800 20,031
Astellas Pharma, Inc. 3,600 60,143
Bandai Namco Holdings, Inc. 400 20,315
Bridgestone Corp. 1,300 41,066
Canon, Inc. 2,200 47,000
Central Japan Railway Co. 400 63,609
Chubu Electric Power Co., Inc. 1,500 20,459
Chugai Pharmaceutical Co. Ltd. 400 47,917
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Japan – 23.8% (continued)
DAI Nippon Printing Co. Ltd. 600 12,849
Daifuku Co. Ltd. 300 21,125
Dai-ichi Life Holdings, Inc. 2,400 30,546
Daiichi Sankyo Co. Ltd. 1,200 82,839
Daikin Industries Ltd. 600 78,580
Daito Trust Construction Co. Ltd. 200 19,292
Daiwa House Industry Co. Ltd. 1,300 33,523
Daiwa Securities Group, Inc. 3,200 13,418
Denso Corp. 1,000 35,648
Dentsu Group, Inc. 500 10,651
Disco Corp. 100 22,771
East Japan Railway Co. 800 58,899
Eisai Co. Ltd. 600 42,250
FamilyMart Co. Ltd. 500 8,571
FANUC Corp. 400 66,695
Fast Retailing Co. Ltd. 100 48,160
Fujifilm Holdings Corp. 800 38,446
Fujitsu Ltd. 400 39,407
Hamamatsu Photonics KK 300 13,270
Hankyu Hanshin Holdings, Inc. 500 17,300
Hitachi Ltd. 2,000 60,616
Honda Motor Co. Ltd. 3,700 90,324
Hoya Corp. 800 73,809
Hulic Co. Ltd. 1,000 10,025
Idemitsu Kosan Co. Ltd. 500 11,549
INPEX Corp. 2,200 14,218
Isuzu Motors Ltd. 1,200 9,257
ITOCHU Corp. 3,200 63,590
ITOCHU Techno-Solutions Corp. 200 6,172
Japan Airlines Co. Ltd. 200 3,628
Japan Exchange Group, Inc. 1,100 20,697
Japan Post Holdings Co. Ltd. 3,000 24,261
Japan Real Estate Investment Corp.
a
3 16,384
Japan Tobacco, Inc. 2,300 43,329
JFE Holdings, Inc. 1,200 8,125
JXTG Holdings, Inc. 6,500 23,262
Kajima Corp. 1,000 10,567
Kansai Electric Power Co., Inc. (The) 1,700 17,567
Kansai Paint Co. Ltd. 500 9,637
KAO Corp. 1,000 77,767
KDDI Corp. 3,200 93,036
KEIO Corp. 200 11,409
Keisei Electric Railway Co. Ltd. 300 9,146
Keyence Corp. 400 145,023
Kikkoman Corp. 400 18,628
Kintetsu Group Holdings Co. Ltd. 400 19,301
Kirin Holdings Co. Ltd. 1,800 34,987
Kobayashi Pharmaceutical Co. Ltd. 100 9,295
Koito Manufacturing Co. Ltd. 300 11,474
Komatsu Ltd. 2,000 38,575
Konami Holdings Corp. 200 6,368
Kose Corp. 100 12,587
Kubota Corp. 2,300 28,972
Kyocera Corp. 700 37,830
Kyowa Kirin Co. Ltd. 500 11,774
LINE Corp.
b
100 4,928
Lion Corp. 600 12,630
M3, Inc. 900 32,740
Makita Corp. 600 19,750
Marubeni Corp. 3,500 17,151
McDonald's Holdings Co. Japan Ltd. 100 4,938
MEIJI Holdings Co. Ltd. 300 20,957

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Japan – 23.8% (continued)
Minebea Mitsumi, Inc. 900 14,931
Misumi Group, Inc. 600 14,510
Mitsubishi Chemical Holdings Corp. 2,900 16,743
Mitsubishi Corp. 3,200 68,827
Mitsubishi Electric Corp. 4,300 53,903
Mitsubishi Estate Co. Ltd. 2,800 46,150
Mitsubishi Heavy Industries Ltd. 700 18,090
Mitsubishi Motors Corp. 1,400 3,993
Mitsubishi UFJ Financial Group, Inc. 26,200 106,407
Mitsui & Co. Ltd. 3,500 49,553
Mitsui Fudosan Co. Ltd. 2,000 37,368
Mizuho Financial Group, Inc. 51,200 60,232
Monotaro Co. Ltd. 300 9,735
MS&AD Insurance Group Holdings, Inc. 1,000 29,195
Murata Manufacturing Co. Ltd. 1,300 73,172
NEC Corp. 500 19,474
Nexon Co. Ltd. 900 14,678
Nidec Corp. 1,100 64,662
Nintendo Co. Ltd. 300 125,263
Nippon Building Fund, Inc.
a
3 18,039
Nippon Paint Holdings Co. Ltd. 400 23,229
Nippon ProLogis REIT, Inc.
a
5 13,821
Nippon Steel Corp. 1,900 16,202
Nippon Telegraph & Telephone Corp. 2,600 59,399
Nissan Chemical Corp. 300 11,615
Nissan Motor Co. Ltd. 4,900 16,945
Nisshin Seifun Group, Inc. 500 7,865
Nissin Foods Holdings Co. Ltd. 200 16,533
Nitori Holdings Co. Ltd. 200 30,897
Nitto Denko Corp. 300 15,177
Nomura Holdings, Inc. 6,700 28,182
Nomura Real Estate Master Fund, Inc.
a
9 10,403
Nomura Research Institute Ltd. 800 19,705
NTT Data Corp. 1,300 13,433
NTT DoCoMo, Inc. 2,400 70,652
Obayashi Corp. 1,500 13,354
OBIC Co. Ltd. 100 15,168
Odakyu Electric Railway Co. Ltd. 700 15,534
Olympus Corp.
b
2,600 41,954
Omron Corp. 400 23,790
ONO Pharmaceutical Co. Ltd. 1,000 24,230
Oracle Corp. Japan 100 10,399
Oriental Land Co. Ltd. 500 63,964
ORIX Corp. 2,700 32,546
Osaka Gas Co. Ltd. 800 14,955
Otsuka Corp. 200 9,062
Otsuka Holdings Co. Ltd. 1,100 43,770
Pan Pacific International Holdings Corp. 1,200 23,364
Panasonic Corp. 4,700 36,339
PeptiDream , Inc.
b
200 7,575
Rakuten , Inc. 1,600 13,706
Recruit Holdings Co. Ltd. 3,200 95,220
Renesas Electronics Corp.
b
2,100 11,390
Resona Holdings, Inc. 4,500 14,182
Ricoh Co. Ltd. 1,500 10,380
ROHM Co. Ltd. 200 12,830
Santen Pharmaceutical Co. Ltd. 800 14,244
Secom Co. Ltd. 400 33,684
Sekisui Chemical Co. Ltd. 900 11,530
Sekisui House Ltd. 1,300 22,594
Seven & i Holdings Co. Ltd. 1,600 53,161
SG Holdings Co. Ltd. 500 13,990
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Japan – 23.8% (continued)
Sharp Corp.
b
400 4,485
Shimadzu Corp. 600 15,065
Shimano, Inc. 200 29,625
Shimizu Corp. 1,500 11,727
Shin-Etsu Chemical Co. Ltd. 800 89,886
Shionogi & Co. Ltd. 600 33,267
Shiseido Co. Ltd. 800 47,715
SMC Corp. 100 45,822
Softbank Corp. 3,300 45,179
SoftBank Group Corp. 3,300 142,974
Sompo Holdings, Inc. 800 26,184
Sony Corp. 2,600 168,544
Sony Financial Holdings, Inc. 300 5,796
Subaru Corp. 1,300 26,441
Sumitomo Chemical Co. Ltd. 3,300 10,307
Sumitomo Corp. 2,500 28,721
Sumitomo Dainippon Pharma Co. Ltd. 300 4,203
Sumitomo Electric Industries Ltd. 1,600 16,661
Sumitomo Metal Mining Co. Ltd. 600 15,253
Sumitomo Mitsui Financial Group, Inc. 2,800 74,468
Sumitomo Mitsui Trust Holdings, Inc. 800 23,648
Sumitomo Realty & Development Co. Ltd. 1,000 27,246
Suntory Beverage & Food Ltd. 300 11,376
Suzuki Motor Corp. 900 29,196
Sysmex Corp. 300 20,872
T&D Holdings, Inc. 1,200 10,537
Taisei Corp. 500 15,827
Taisho Pharmaceutical Holdings Co. Ltd. 100 6,294
Taiyo Nippon Sanso Corp. 400 6,292
Takeda Pharmaceutical Co. Ltd. 3,200 116,198
TDK Corp. 300 26,315
Terumo Corp. 1,400 46,765
Tobu Railway Co. Ltd. 400 13,709
Toho Co. Ltd. 300 9,931
Tokio Marine Holdings, Inc. 1,400 66,586
Tokyo Electric Power Co. Holdings, Inc.
b
1,600 5,431
Tokyo Electron Ltd. 300 64,357
Tokyo Gas Co. Ltd. 800 17,641
Tokyu Corp. 1,100 16,705
Toppan Printing Co. Ltd. 700 10,552
Toray Industries, Inc. 3,300 15,402
Toshiba Corp. 900 22,615
Toto Ltd. 300 10,633
Toyota Industries Corp. 400 20,311
Toyota Motor Corp. 5,300 330,386
Toyota Tsusho Corp. 500 12,101
Trend Micro, Inc. 200 10,230
Unicharm Corp. 900 33,244
USS Co. Ltd. 400 6,396
West Japan Railway Co. 400 24,939
Yakult Honsha Co. Ltd. 300 17,590
Yamaha Corp. 300 12,288
Yamaha Motor Co. Ltd. 600 7,872
Yamato Holdings Co. Ltd. 800 14,124
Yaskawa Electric Corp. 500 16,669
Z Holdings Corp. 5,300 20,767
ZOZO, Inc. 400 6,509
6,215,938
Luxembourg – 0.1%
ArcelorMittal SA 1,290 14,132

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Luxembourg – 0.1% (continued)
Tenaris SA 952 6,667
20,799
Macau – 0.2%
Galaxy Entertainment Group Ltd. 5,000 32,539
Sands China Ltd. 4,800 19,751
Wynn Macau Ltd. 2,800 4,912
57,202
Netherlands – 3.8%
ABN AMRO Bank NV, CVA
c
834 6,394
Adyen NV
b,c
49 48,367
AKZO Nobel NV 408 30,924
ASML Holding NV 861 255,237
EXOR NV 194 10,601
HAL Trust 168 21,566
Heineken Holding NV 203 15,809
Heineken NV 476 40,468
ING Groep NV 7,855 43,087
Koninklijke Ahold Delhaize NV 2,219 53,859
Koninklijke DSM NV 366 44,798
Koninklijke KPN NV 7,117 16,464
Koninklijke Philips NV 1,842 80,127
NN Group NV 623 18,022
Royal Dutch Shell PLC, Class A 8,431 140,906
Royal Dutch Shell PLC, Class B 7,551 122,523
Wolters Kluwer NV 550 40,434
989,586
New Zealand – 0.2%
a2 Milk Co. Ltd.
b
1,484 17,972
Auckland International Airport Ltd. 2,334 8,770
Fisher & Paykel Healthcare Corp. Ltd. 1,158 19,568
Meridian Energy Ltd. 2,532 7,014
53,324
Norway – 0.5%
AKER BP ASA 218 3,628
DNB ASA 1,816 22,070
Equinor ASA 2,221 31,176
Gjensidige Forsikring ASA
b
383 6,783
Mowi ASA 905 15,542
Norsk Hydro ASA 2,753 7,050
Orkla ASA 1,635 14,837
Schibsted ASA, Class A 161 3,425
Schibsted ASA, Class B 205 3,994
Telenor ASA 1,309 20,142
Yara International ASA 355 12,134
140,781
Portugal – 0.1%
EDP - Energias de Portugal SA 4,357 18,373
Galp Energia SGPS SA 917 10,561
Jeronimo Martins SGPS SA 495 8,358
37,292
Singapore – 1.1%
Ascendas Real Estate Investment Trust
a
6,000 12,659
CapitaLand Ltd. 5,100 10,905
CapitaLand Mall Trust
a
5,700 7,653
City Developments Ltd. 1,200 6,786
DBS Group Holdings Ltd. 3,600 51,045
Genting Singapore Ltd. 11,400 6,357
Jardine Cycle & Carriage Ltd. 200 2,857
Keppel Corp. Ltd. 2,900 12,319
Oversea-Chinese Banking Corp. Ltd. 7,900 50,732
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Singapore – 1.1% (continued)
Singapore Airlines Ltd. 1,100 4,774
Singapore Exchange Ltd. 1,700 11,654
Singapore Technologies Engineering Ltd. 3,100 7,554
Singapore Telecommunications Ltd. 16,500 33,171
United Overseas Bank Ltd. 2,800 40,458
Wilmar International Ltd. 6,100 15,470
274,394
South Africa – 0.2%
Anglo American PLC 2,789 49,785
Spain – 2.1%
ACS Actividades de Construccion y Servicios SA 552 13,767
Aena SME SA
c
148 18,723
Amadeus IT Group SA 869 41,804
Banco Bilbao Vizcaya Argentaria SA 13,442 43,978
Banco Santander SA 33,834 75,506
CaixaBank SA 7,235 13,004
Cellnex Telecom SA
c
544 28,481
Endesa SA 640 14,195
Ferrovial SA 969 24,199
Grifols SA 593 20,174
Iberdrola SA 12,138 121,514
Industria de Diseno Textil SA 2,164 55,108
Naturgy Energy Group SA 675 11,911
Repsol SA 2,965 27,000
Telefonica SA 9,211 42,171
551,535
Sweden – 2.6%
ALFA Laval AB
b
604 11,348
ASSA Abloy AB, Class B 1,999 36,031
Atlas Copco AB, Class A 1,303 45,265
Atlas Copco AB, Class B 787 24,600
Boliden AB 551 11,300
Electrolux AB, Series B 514 7,096
Epiroc AB, Class A 1,262 12,678
Epiroc AB, Class B 787 7,801
Essity AB, Class A
b
58 1,888
Essity AB, Class B
b
1,221 39,691
Fastighets AB Balder, Class B
b
194 7,667
Hennes & Mauritz AB, Class B 1,561 21,768
Hexagon AB, Class B
b
565 28,177
ICA Gruppen AB 187 8,160
Industrivarden AB, Class A
b
325 6,748
Industrivarden AB, Class C
b
337 6,976
Investment AB Latour , Class B 250 3,752
Investor AB, Class A 264 13,136
Investor AB, Class B 918 46,167
Kinnevik AB, Class B 488 10,093
Lundin Energy AB 380 9,870
Nibe Industrier AB, Class B 735 13,760
Sandvik AB
b
2,227 34,498
Securitas AB, Class B 645 7,624
Skandinaviska Enskilda Banken AB, Class A
b
3,237 26,626
Skandinaviska Enskilda Banken AB, Class C
b
104 931
Skanska AB, Class B
b
726 13,911
SKF AB, Class A 72 1,150
SKF AB, Class B 754 12,008
Svenska Cellulosa AB SCA, Class A
b
118 1,281
Svenska Cellulosa AB SCA, Class B
b
1,221 13,157
Svenska Handelsbanken AB, Class A
b
3,057 28,263
Svenska Handelsbanken AB, Class B
b
135 1,345

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
Sweden – 2.6% (continued)
Swedbank AB, Class A
b
1,871 22,098
Swedish Match AB 343 21,267
Tele2 AB, Class B 1,007 13,052
Telefonaktiebolaget LM Ericsson, Class A 189 1,790
Telefonaktiebolaget LM Ericsson, Class B 5,276 45,969
Telia Co. AB 5,261 18,179
Volvo AB, Class A 481 6,185
Volvo AB, Class B 3,307 42,712
686,018
Switzerland – 9.9%
ABB Ltd. 3,931 74,637
Alcon, Inc.
b
998 52,674
Chocoladefabriken Lindt & Spruengli AG 2 15,593
CIE Financiere Richemont SA 1,065 60,491
Coca-Cola HBC AG 390 9,912
Credit Suisse Group AG 4,895 44,256
EMS- Chemie Holding AG 15 9,721
Geberit AG 75 33,655
Givaudan SA 16 53,596
Glencore PLC 22,054 40,920
Kuehne + Nagel International AG 102 14,590
LafargeHolcim Ltd. 981 40,698
Lonza Group AG 150 65,492
Nestle SA 6,015 635,060
Novartis AG 5,157 439,533
Partners Group Holding AG 38 29,915
Roche Holding AG 1,421 493,886
Roche Holding AG, BR 55 19,136
Schindler Holding AG 39 8,364
Schindler Holding AG 82 18,224
SGS SA 10 22,639
Sika AG 259 42,856
Sonova Holding AG 109 19,685
STMicroelectronics NV
b
1,321 34,306
Straumann Holding AG 23 17,453
Swatch Group AG (The) 118 4,595
Swatch Group AG (The), BR 58 11,607
Swiss Life Holding AG 68 24,089
Swiss RE AG 597 43,089
Swisscom AG 51 26,516
UBS Group AG 7,799 83,554
Zurich Insurance Group AG 306 97,429
2,588,171
United Kingdom – 11.0%
3i Group PLC 1,958 19,363
Ashtead Group PLC 916 25,130
Associated British Foods PLC 718 17,139
AstraZeneca PLC 2,645 277,645
Aviva PLC 7,936 24,204
BAE Systems PLC 6,433 41,253
Barclays PLC 32,470 43,372
BP PLC 40,786 161,076
British American Tobacco PLC 4,615 179,320
BT Group PLC, Class A 17,684 25,886
Burberry Group PLC 829 14,535
CK Hutchison Holdings Ltd. 5,500 40,723
CNH Industrial NV
b
2,003 12,532
Coca-Cola European Partners PLC
b
427 16,926
Compass Group PLC 3,212 54,128
Diageo PLC 4,720 163,723
Experian PLC 1,836 55,024
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 95.0% (continued)
United Kingdom – 11.0% (continued)
Fiat Chrysler Automobiles NV
b
2,218 19,474
GlaxoSmithKline PLC 10,064 210,851
Hargreaves Lansdown PLC 555 10,084
HSBC Holdings PLC 41,605 215,162
Imperial Brands PLC 1,914 40,535
Informa PLC 2,523 13,977
InterContinental Hotels Group PLC 378 17,203
Intertek Group PLC 324 19,412
Legal & General Group PLC 11,910 30,736
Lloyds Banking Group PLC 141,466 57,529
London Stock Exchange Group PLC 636 59,813
Melrose Industries PLC 9,794 12,327
National Grid PLC 7,566 89,116
Next PLC 269 16,035
Ocado Group PLC
b
1,183 23,942
Prudential PLC 5,213 74,204
Reckitt Benckiser Group PLC 1,485 124,187
RELX PLC 4,055 91,887
Rolls-Royce Holdings PLC 3,893 16,204
Royal Bank of Scotland Group PLC 9,263 12,917
Segro PLC
a
2,211 23,136
Smith & Nephew PLC 1,796 35,295
SSE PLC 2,085 32,874
Standard Chartered PLC 5,412 27,818
Tesco PLC 19,581 58,066
Unilever NV 2,961 147,824
Unilever PLC 2,354 121,797
Vodafone Group PLC 54,018 76,407
WPP PLC 2,515 19,706
2,870,497
United States – 0.3%
Ferguson PLC 468 33,860
Waste Connections, Inc. 532 45,871
79,731
Total Common Stocks (cost $23,798,975) 24,794,662
Preferred Stocks – 0.5%
Germany – 0.5%
Bayerische Motoren Werke AG, 5.34% 112 5,302
Henkel AG & Co. KGaA , 2.15% 359 31,866
Porsche Automobil Holding SE, 3.98% 309 15,579
Sartorius AG, 0.13%
b
69 19,408
Volkswagen AG, 3.27% 370 51,962
124,117
Spain – 0.0%
Grifols SA, Class B, 1.59% 523 10,827
Total Preferred Stocks (cost $126,414) 134,944
Principal
Amount ($)
Short-Term Investments – 0.6%
U.S. Treasury Securities – 0.6%
U.S. Treasury Bills, 0.16%, 2/25/2021
d,e
(cost $142,809) 143,000 142,828

a
Investment in a real estate investment trust.
b
Non-income producing security.
c
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $208,117 or 0.80% of net asset.
d
Held by a counterparty for open exchange traded derivative contracts.
e
Security is a discount security. Income is recognized through the accretion of discount.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
g
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 3.9%
Registered Investment Companies – 3.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
f,g
(cost $1,022,644) 1,022,644 1,022,644
Total Investments (cost $25,090,842) 100.0% 26,095,078
Cash and Receivables (Net) .0% 9,731
Net Assets 100.0% 26,104,809
BR—Bearer Shares
CVA—Dutch Certificates
REIT—Real Estate Investment Trust
Description
Value
4/24/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,207,776 (185,132) — — 1,022,644 3.9 6
Total — 1,207,776 (185,132) — — 1,022,644 3.9 6
Portfolio Summary (Unaudited)
†
Value (%)
Financials 17.7
Health Care 13.6
Industrials 13.3
Consumer Staples 11.7
Consumer Discretionary 9.6
Information Technology 7.6
Materials 6.8
Communication Services 4.9
Energy 4.4
Registered Investment Companies 3.9
Utilities 3.3
Real Estate 2.6
U.S. Treasury Securities 0.6
100.0
†
Based on net assets.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 12 6/19/20 950,818 982,980 32,162
S&P/TSX 60 Index 1 6/18/20 123,963
*
127,895 3,932
Gross Unrealized Appreciation 36,094
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 84.9%
Brazil – 3.0%
Ambev SA 25,300 53,140
Atacadao SA 2,200 8,165
B3 SA - Brasil Bolsa Balcao 11,900 84,085
Banco Bradesco SA 7,600 24,836
Banco BTG Pactual SA 900 6,951
Banco do Brasil SA 6,700 35,064
BB Seguridade Participacoes SA 3,900 19,106
CCR SA 6,600 15,143
Centrais Eletricas Brasileiras SA 1,900 8,596
Cia de Saneamento Basico do Estado de Sao
Paulo 2,000 14,897
Energisa SA 1,400 11,801
Engie Brasil Energia SA 1,500 10,895
Hapvida Participacoes e Investimentos SA
a
1,200 11,567
IRB Brasil Resseguros S/A 2,500 4,766
Itausa - Investimentos Itau SA 6,300 12,383
Localiza Rent A Car SA 3,400 21,581
Lojas Renner SA 4,600 32,707
Magazine Luiza SA 3,800 35,267
Notre Dame Intermedica Participacoes SA 2,600 26,421
Petrobras Distribuidora SA 4,200 15,308
Petroleo Brasileiro SA 15,500 53,601
Raia Drogasil SA 1,500 29,197
Rumo SA
b
6,100 22,199
Sul America SA 1,600 13,256
Suzano SA
b
3,100 22,517
Tim Participacoes SA 4,600 10,749
Vale SA 18,300 152,430
Weg SA 4,200 30,841
787,469
Chile – 0.6%
AntarChile SA 688 4,746
Banco de Chile 252,501 22,230
Banco de Credito e Inversiones SA 309 11,458
Banco Santander Chile 351,657 15,081
Cencosud Shopping SA
b
2,699 4,778
Empresas CMPC SA 6,560 14,124
Empresas COPEC SA 2,094 13,070
ENEL Americas SA 208,612 34,188
Enel Chile SA 154,736 12,585
Falabella SA 4,119 11,234
Latam Airlines Group SA 1,313 4,955
Plaza SA 1,671 2,403
150,852
China – 34.5%
58.com, Inc., ADR
b
531 27,585
AAC Technologies Holdings, Inc. 4,000 19,581
Agricultural Bank of China Ltd., Class H 163,000 68,544
Alibaba Group Holding Ltd., ADR
b
9,051 1,834,366
Alibaba Health Information Technology Ltd.
b
18,000 43,558
Anhui Conch Cement Co. Ltd., Class H 7,000 55,080
ANTA Sports Products Ltd. 6,000 50,656
Autohome, Inc., ADR 326 26,781
Baidu, Inc., ADR
b
1,574 158,864
Bank of China Ltd., Class H 442,000 169,334
Bank of Communications Co. Ltd., Class H 123,000 78,061
BeiGene Ltd.
b
1,900 23,749
BOC Hong Kong Holdings Ltd. 21,000 64,606
China CITIC Bank Corp. Ltd., Class H 67,000 32,755
China Construction Bank Corp., Class H 566,000 461,424
China Evergrande Group 17,000 30,174
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
China – 34.5% (continued)
China Feihe Ltd.
a,b
16,000 33,352
China Gas Holdings Ltd. 12,000 44,348
China Jinmao Holdings Group Ltd. 28,000 19,540
China Life Insurance Co. Ltd., Class H 43,000 91,743
China Mengniu Dairy Co. Ltd. 16,000 57,067
China Merchants Bank Co. Ltd., Class H 21,500 103,030
China Mobile Ltd. 31,500 253,752
China Overseas Land & Investment Ltd. 22,000 80,737
China Pacific Insurance Group Co. Ltd., Class H 15,000 49,727
China Petroleum & Chemical Corp., Class H 146,000 73,825
China Resources Beer Holdings Co. Ltd. 8,000 38,130
China Resources Cement Holdings Ltd. 12,000 16,253
China Resources Gas Group Ltd. 4,000 22,600
China Resources Land Ltd. 16,000 65,632
China Shenhua Energy Co. Ltd., Class H 19,500 34,863
China Taiping Insurance Holdings Co. Ltd. 8,400 14,151
China Tower Corp. Ltd., Class H
a
254,000 57,010
China Unicom Hong Kong Ltd. 34,000 21,973
CNOOC Ltd. 92,000 104,314
Country Garden Holdings Co. Ltd. 43,000 55,412
Country Garden Services Holdings Co. Ltd. 7,000 32,506
CSPC Pharmaceutical Group Ltd. 26,000 51,649
Dali Foods Group Co. Ltd.
a
12,000 7,384
Enn Energy Holdings Ltd. 4,300 48,589
Fosun International Ltd. 14,500 18,367
Geely Automobile Holdings Ltd. 29,000 45,339
Guangdong Investment Ltd. 16,000 33,270
Haidilao International Holding Ltd.
a
5,000 21,768
Haier Electronics Group Co. Ltd. 7,000 19,278
Hansoh Pharmaceutical Group Co. Ltd.
a,b
4,000 15,531
Hengan International Group Co. Ltd. 4,000 35,680
Huazhu Group Ltd., ADR 644 23,190
Industrial & Commercial Bank of China Ltd.,
Class H 449,000 305,227
JD.com, Inc., ADR
b
5,010 215,931
Kunlun Energy Co. Ltd. 22,000 14,331
Lenovo Group Ltd. 36,000 19,597
Li Ning Co Ltd. 11,500 36,270
Logan Property Holdings Co. Ltd. 8,000 12,590
Longfor Group Holdings Ltd.
a
8,000 40,504
Meituan Dianping, Class B
b
20,300 271,807
NetEase, Inc., ADR 396 136,604
New Oriental Education & Technology Group,
Inc., ADR
b
683 87,192
PetroChina Co. Ltd., Class H 120,000 43,187
Picc Property & Casualty Co. Ltd., Class H 40,000 38,337
Pinduoduo, Inc., ADR
b
2,068 98,106
Ping An Insurance Group Co. of China Ltd., Class
H 31,000 318,703
Postal Savings Bank of China Co. Ltd., Class H
a
54,000 32,390
Shenzhou International Group Holdings Ltd. 4,100 47,784
Shimao Property Holdings Ltd. 5,500 22,206
Sun Art Retail Group Ltd. 12,500 20,832
Sunac China Holdings Ltd. 13,000 57,686
Sunny Optical Technology Group Co. Ltd. 4,100 58,229
Tal Education Group, ADR
b
2,212 119,868
Tencent Holdings Ltd. 32,900 1,769,696
Tingyi Cayman Islands Holding Corp. 10,000 17,698
Topsports International Holdings Ltd.
a
6,000 7,538
Trip.com Group Ltd., ADR
b
2,349 60,510
Want Want China Holdings Ltd. 36,000 25,819
Wuxi Biologics Cayman, Inc.
a,b
3,000 46,825

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
China – 34.5% (continued)
Xiaomi Corp., Class B
a,b
75,800 99,732
Yum China Holdings, Inc. 2,161 104,722
Zhongsheng Group Holdings Ltd. 3,000 12,112
ZTO Express Cayman, Inc., ADR 2,482 73,864
8,951,025
Colombia – 0.1%
Banco de Bogota SA 594 9,847
Bancolombia SA 1,570 10,150
Ecopetrol SA 28,182 14,883
34,880
Czech Republic – 0.1%
CEZ AS 926 17,300
Egypt – 0.1%
Commercial International Bank Egypt SAE 8,436 34,253
Greece – 0.2%
Alpha Bank AE
b
7,263 5,306
Eurobank Ergasias Services and Holdings SA
b
14,077 5,677
Hellenic Telecommunications Organization SA 1,378 18,263
Opap SA 1,274 11,442
40,688
Hong Kong – 0.2%
Sino Biopharmaceutical Ltd. 39,000 57,048
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC 2,831 18,017
OTP Bank Nyrt 1,279 38,027
56,044
Indonesia – 1.6%
Astra International TBK PT 115,900 29,998
Bank Central Asia Tbk PT 63,900 111,046
Bank Mandiri Persero Tbk PT 106,800 32,022
Bank Negara Indonesia Persero Tbk PT 42,400 11,687
Bank Rakyat Indonesia Persero Tbk PT 303,900 55,775
Barito Pacific Tbk PT
b
147,900 14,417
Chandra Asri Petrochemical Tbk PT 13,500 8,145
Charoen Pokphand Indonesia Tbk PT 41,300 12,772
Gudang Garam Tbk PT 2,600 7,918
Indocement Tunggal Prakarsa Tbk PT 10,400 8,145
Indofood CBP Sukses Makmur Tbk PT 12,800 8,498
Kalbe Farma Tbk PT 114,900 11,123
Semen Indonesia Persero Tbk PT 16,800 8,979
Telekomunikasi Indonesia (Persero) Tbk PT 273,200 64,282
Unilever Indonesia Tbk PT 32,800 18,247
United Tractors Tbk PT 8,500 9,314
412,368
Malaysia – 2.2%
Axiata Group BHD 27,300 25,014
CIMB Group Holdings BHD 38,200 30,649
Dialog Group BHD 23,800 18,431
Digi.com BHD 19,700 21,258
Genting BHD 13,500 13,092
Genting Malaysia BHD 18,200 10,031
Hap Seng Consolidated BHD 3,900 6,675
Hartalega Holdings BHD 9,600 16,967
Hong Leong Bank BHD 4,800 14,847
Hong Leong Financial Group BHD 1,600 4,874
IHH Healthcare BHD 18,300 22,343
IOI Corp. BHD 18,500 17,467
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
Malaysia – 2.2% (continued)
KLCCP Stapled Group 2,800 5,105
Kuala Lumpur Kepong BHD 3,300 16,116
Malayan Banking BHD 37,600 66,194
Maxis BHD 13,700 17,460
Misc BHD 7,900 14,496
Nestle Malaysia BHD 400 13,033
Petronas Chemicals Group BHD 16,600 21,619
Petronas Dagangan BHD 1,700 8,041
Petronas Gas BHD 4,500 16,116
Ppb Group BHD 4,200 16,077
Press Metal Aluminium Holdings BHD 9,000 8,247
Public Bank BHD 17,500 66,663
RHB Bank BHD 17,400 19,221
Sime Darby BHD 15,300 7,116
Sime Darby Plantation BHD 17,400 20,030
Tenaga Nasional BHD 16,100 45,829
Westports Holdings BHD 6,600 5,679
568,690
Mexico – 1.6%
America Movil SAB de CV, Series L 134,200 82,064
Arca Continental SAB de CV 2,600 10,118
Becle SAB de CV 3,000 4,633
Cemex SAB de CV, Series CPO
b
87,600 18,764
El Puerto de Liverpool SAB de CV 1,100 2,811
Fibra Uno Administracion SA de CV
c
17,100 14,371
Fomento Economico Mexicano SAB de CV 10,600 69,232
Grupo Bimbo SAB de CV 8,500 12,616
Grupo Carso SAB de CV, Series A 2,600 5,228
Grupo Elektra SAB de CV 335 19,374
Grupo Financiero Banorte SAB de CV, Class O 14,000 38,796
Grupo Financiero Inbursa SAB de CV, Class O 12,400 7,494
Grupo Mexico SAB de CV, Series B 18,400 39,605
Infraestructura Energetica Nova SAB de CV 3,000 10,077
Kimberly-Clark de Mexico SAB de CV, Class A 8,100 11,584
Wal-Mart de Mexico SAB de CV 29,100 71,094
417,861
Pakistan – 0.0%
Oil & Gas Development Co. Ltd. 4,100 2,693
Peru – 0.2%
Credicorp Ltd. 400 59,608
Philippines – 0.9%
Aboitiz Equity Ventures, Inc. 13,000 10,702
Aboitiz Power Corp. 8,800 4,783
Ayala Corp. 1,440 16,625
Ayala Land, Inc. 33,600 21,296
Bank of The Philippine Islands 10,350 12,011
BDO Unibank, Inc. 10,010 20,056
Globe Telecom, Inc. 170 7,406
JG Summit Holdings, Inc. 16,550 16,711
Jollibee Foods Corp. 2,490 7,068
Manila Electric Co. 1,600 8,075
Metropolitan Bank & Trust Co. 10,300 7,979
San Miguel Corp. 2,470 4,753
San Miguel Food and Beverage, Inc. 3,710 4,342
SM Investments Corp. 2,770 46,432
SM Prime Holdings, Inc. 64,800 39,849
Universal Robina Corp. 5,020 12,538
240,626

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
Poland – 0.7%
Bank Polska Kasa Opieki SA 914 11,473
CD Projekt SA 385 33,246
Cyfrowy Polsat SA 1,600 9,876
Grupa Lotos SA 493 7,424
ING Bank Slaski SA
b
188 6,056
KGHM Polska Miedz SA
b
790 14,685
Mbank SA
b
75 3,966
PGE Polska Grupa Energetyczna SA
b
4,516 4,495
Polski Koncern Naftowy Orlen SA 1,661 25,012
Polskie Gornictwo Naftowe I Gazownictwo SA 9,146 8,200
Powszechna Kasa Oszczednosci Bank Polski SA 4,957 26,346
Powszechny Zaklad Ubezpieczen SA 3,304 24,159
Santander Bank Polska SA 188 7,400
182,338
Qatar – 0.8%
Industries Qatar QSC 11,353 21,982
Masraf Al Rayan QSC 21,306 22,348
Mesaieed Petrochemical Holding Co. 24,429 12,077
Ooredoo QPSC 4,620 8,121
Qatar Islamic Bank SAQ 6,703 28,517
Qatar National Bank QPSC 25,429 120,335
213,380
Romania – 0.1%
NEPI Rockcastle PLC 2,662 11,581
Russia – 3.5%
Alrosa PJSC 14,440 12,146
Gazprom PJSC 69,320 178,107
LUKOIL PJSC 2,417 157,753
MMC Norilsk Nickel PJSC 345 95,538
Mobile TeleSystems PJSC 5,190 22,431
Novatek PJSC 5,747 80,607
Novolipetsk Steel PJSC 6,510 11,298
Polyus PJSC 161 26,366
Rosneft Oil Co. PJSC 6,670 30,275
Sberbank of Russia PJSC 61,680 164,524
Severstal PJSC 1,109 13,341
Surgutneftegas PJSC 51,500 25,848
Tatneft PJSC 9,236 68,694
VTB Bank PJSC 29,200,000 13,781
900,709
Saudi Arabia – 2.5%
Al Rajhi Bank 7,018 106,905
Alinma Bank
b
5,685 24,163
Almarai Co. JSC 1,430 18,699
Banque Saudi Fransi 2,684 22,122
National Commercial Bank 7,724 76,417
Riyad Bank 7,721 34,996
Samba Financial Group 5,606 34,756
Saudi Arabian Fertilizer Co. 1,161 21,891
Saudi Arabian Mining Co.
b
2,497 24,837
Saudi Arabian Oil Co.
a
5,748 48,449
Saudi Basic Industries Corp. 5,178 103,284
Saudi Electricity Co. 4,582 20,817
Saudi Telecom Co. 3,442 83,048
Yanbu National Petrochemical Co. 1,595 19,115
639,499
South Africa – 3.6%
ABSA Group Ltd. 4,102 20,393
Anglo American Platinum Ltd. 309 16,431
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
South Africa – 3.6% (continued)
AngloGold Ashanti Ltd. 2,368 59,919
Bid Corp. Ltd. 1,926 25,343
Bidvest Group Ltd. (The) 1,946 15,953
Capitec Bank Holdings Ltd. 378 18,566
Discovery Ltd. 2,532 13,373
Firstrand Ltd. 21,356 47,061
Gold Fields Ltd. 4,994 38,565
Impala Platinum Holdings Ltd. 4,585 28,012
Kumba Iron Ore Ltd. 310 5,954
MTN Group Ltd. 9,815 25,979
Naspers Ltd., Class N 2,513 396,669
Nedbank Group Ltd. 2,125 12,405
Old Mutual Ltd. 27,277 19,932
Remgro Ltd. 3,108 23,185
Rmb Holdings Ltd. 4,573 13,197
Sanlam Ltd. 10,945 35,329
Sasol Ltd.
b
3,286 15,613
Shoprite Holdings Ltd. 2,678 15,622
Sibanye Stillwater Ltd.
b
12,229 25,144
Standard Bank Group Ltd. 7,393 41,113
Vodacom Group Ltd. 4,121 27,650
941,408
South Korea – 12.0%
Amorepacific Corp. 163 23,678
Amorepacific Group 150 7,153
Celltrion Healthcare Co. Ltd.
b
466 32,356
Celltrion, Inc.
b
618 106,766
Coway Co. Ltd. 292 14,714
GS Holdings Corp. 288 9,112
Hana Financial Group, Inc. 1,726 39,097
Hanon Systems 925 6,931
Hlb, Inc.
b
229 18,043
Hyundai Engineering & Construction Co. Ltd. 411 11,823
Hyundai Glovis Co. Ltd. 125 10,413
Hyundai Heavy Industries Holdings Co. Ltd. 54 10,769
Hyundai Mobis Co. Ltd. 388 54,771
Hyundai Motor Co. 797 61,225
Hyundai Steel Co. 490 8,686
Industrial Bank of Korea 1,577 10,225
Kakao Corp. 301 45,454
Kangwon Land, Inc. 591 12,150
KB Financial Group, Inc. 2,256 64,341
KIA Motors Corp. 1,533 37,304
Korea Electric Power Corp.
b
1,483 29,028
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
b
251 17,036
Korea Zinc Co. Ltd. 73 23,126
KT&G Corp. 722 48,056
LG Chem Ltd. 271 83,739
LG Corp. 763 38,825
LG Display Co. Ltd.
b
1,312 11,898
LG Electronics, Inc. 608 27,395
LG Household & Health Care Ltd. 49 55,738
LG Uplus Corp. 1,232 13,498
Lotte Chemical Corp. 92 16,272
Mirae Asset Daewoo Co. Ltd. 2,156 9,927
Naver Corp. 832 134,860
Ncsoft Corp. 92 48,550
Netmarble Corp.
a,b
231 18,105
POSCO 405 61,326
Samsung Biologics Co. Ltd.
a,b
95 45,299

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
South Korea – 12.0% (continued)
Samsung C&T Corp. 534 46,456
Samsung Electro-Mechanics Co. Ltd. 311 28,970
Samsung Electronics Co. Ltd. 29,457 1,208,790
Samsung Fire & Marine Insurance Co. Ltd. 184 28,768
Samsung Heavy Industries Co. Ltd.
b
2,737 9,625
Samsung Life Insurance Co. Ltd. 508 20,471
Samsung SDI Co. Ltd. 316 74,173
Samsung SDS Co. Ltd. 228 30,408
Shinhan Financial Group Co. Ltd. 2,704 67,797
SK Holdings Co. Ltd. 218 32,563
SK Hynix, Inc. 3,097 212,745
SK Innovation Co. Ltd. 310 25,010
SK Telecom Co. Ltd. 190 32,980
S-Oil Corp. 208 11,950
Woori Financial Group, Inc. 2,864 19,838
3,118,233
Taiwan – 12.8%
Advantech Co. Ltd. 2,000 19,101
ASE Technology Holding Co. Ltd. 18,000 40,617
Asia Cement Corp. 14,000 20,668
Asustek Computer, Inc. 4,000 27,239
Catcher Technology Co. Ltd. 4,000 30,669
Cathay Financial Holding Co. Ltd. 48,000 64,406
Chailease Holding Co. Ltd. 7,000 26,953
Chang HWA Commercial Bank Ltd. 34,000 22,410
Cheng Shin Rubber Industry Co. Ltd. 12,000 13,942
China Development Financial Holding Corp. 79,000 24,069
China Life Insurance Co. Ltd.
b
19,000 13,098
China Steel Corp. 71,000 47,753
Chunghwa Telecom Co. Ltd. 22,000 81,012
CTBC Financial Holding Co. Ltd. 110,000 73,983
Delta Electronics, Inc. 11,000 51,788
E.Sun Financial Holding Co. Ltd. 66,000 60,592
Eclat Textile Co. Ltd. 1,000 10,089
Far Eastern New Century Corp. 21,000 18,361
Far Eastone Telecommunications Co. Ltd. 9,000 20,096
Feng Tay Enterprise Co. Ltd. 2,000 11,501
First Financial Holding Co. Ltd. 56,000 41,525
Formosa Chemicals & Fibre Corp. 23,000 58,706
Formosa Petrochemical Corp. 10,000 30,165
Formosa Plastics Corp. 25,000 73,899
Fubon Financial Holding Co. Ltd. 42,000 59,745
Globalwafers Co. Ltd. 1,000 12,947
HON HAI Precision Industry Co. Ltd. 72,000 186,438
Hotai Motor Co. Ltd. 2,000 37,462
Hua Nan Financial Holdings Co. Ltd. 51,000 33,358
Largan Precision Co. Ltd. 1,000 138,214
Lite-On Technology Corp. 12,000 18,765
Mediatek, Inc. 8,000 111,647
Mega Financial Holding Co. Ltd. 61,000 61,746
Nan Ya Plastics Corp. 32,000 71,239
Nanya Technology Corp. 6,000 13,115
Novatek Microelectronics Corp. 3,000 18,815
Pegatron Corp. 12,000 26,674
Pou Chen Corp. 14,000 13,277
President Chain Store Corp. 3,000 31,073
Quanta Computer, Inc. 16,000 34,920
Realtek Semiconductor Corp. 3,000 25,978
Shanghai Commercial & Savings Bank Ltd. (The) 25,000 37,118
Shin Kong Financial Holding Co. Ltd. 67,000 19,242
Sinopac Financial Holdings Co. Ltd. 59,000 24,206
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
Taiwan – 12.8% (continued)
Taishin Financial Holding Co. Ltd. 59,000 25,297
Taiwan Cement Corp. 27,000 39,224
Taiwan Cooperative Financial Holding Co. Ltd. 52,000 35,149
Taiwan High Speed Rail Corp. 12,000 13,761
Taiwan Mobile Co. Ltd. 9,000 32,536
Taiwan Semiconductor Manufacturing Co. Ltd. 109,000 1,116,154
Uni-President Enterprises Corp. 29,000 67,779
United Microelectronics Corp. 59,000 30,853
Vanguard International Semiconductor Corp. 4,000 9,403
Win Semiconductors Corp. 2,000 18,092
Yageo Corp. 2,000 26,298
Yuanta Financial Holding Co. Ltd. 66,000 37,953
Zhen Ding Technology Holding Ltd. 3,000 10,896
3,322,016
Thailand – 2.0%
Advanced INFO Service PCL, NVDR 6,200 37,942
Airports of Thailand PCL, NVDR 24,600 47,330
Asset World Corp. PCL, NVDR 47,900 8,142
Bangkok Bank PCL, NVDR 2,700 8,679
Bangkok Dusit Medical Services PCL, NVDR 22,600 14,529
Bangkok Expressway & Metro PCL, NVDR 43,400 12,676
Bank of Ayudhya PCL, NVDR 10,100 6,743
Berli Jucker PCL, NVDR 7,500 9,330
BTS Group Holdings PCL, NVDR 33,500 11,907
Central Pattana PCL, NVDR
b
7,600 11,510
Charoen Pokphand Foods PCL, NVDR 20,000 16,690
CP ALL PCL, NVDR 25,500 55,957
Electricity Generating PCL, NVDR 1,400 12,375
Energy Absolute PCL, NVDR 9,800 12,191
Global Power Synergy PCL, NVDR 4,000 8,716
Gulf Energy Development PCL, NVDR 25,600 30,660
Home Product Center PCL, NVDR 22,700 9,542
Indorama Ventures PCL, NVDR 12,300 10,929
Intouch Holdings PCL, NVDR 8,700 14,386
Kasikornbank PCL, NVDR 6,700 17,860
Krung Thai Bank PCL, NVDR 20,500 6,970
Minor International PCL, NVDR 13,000 8,478
PTT Exploration & Production PCL, NVDR 8,000 20,893
PTT Global Chemical PCL, NVDR 9,600 11,201
PTT PCL, NVDR 49,200 53,982
Siam Cement PCL (The), NVDR 1,800 19,249
Siam Commercial Bank PCL (The), NVDR 9,000 19,054
True Corp. PCL, NVDR 59,500 6,142
504,063
Turkey – 0.5%
Akbank T.A.S.
b
17,732 14,943
Aselsan Elektronik Sanayi ve Ticaret AS 1,690 6,562
BIM Birlesik Magazalar AS 2,602 20,605
Enka Insaat ve Sanayi AS 8,662 7,498
Eregli Demir ve Celik Fabrikalari TAS 7,737 8,955
Ford Otomotiv Sanayi AS 416 3,767
KOC Holding AS 6,287 13,798
Tupras Turkiye Petrol Rafinerileri AS
b
709 9,211
Turk Telekomunikasyon AS
b
2,444 2,581
Turkcell Iletisim Hizmetleri AS 6,212 12,398
Turkiye Garanti Bankasi AS
b
12,064 14,395
Turkiye Is Bankasi AS, Class C
b
8,577 6,074
Yapi ve Kredi Bankasi AS
b
8,377 2,517
123,304
United Arab Emirates – 0.8%
Abu Dhabi Commercial Bank PJSC 15,982 19,319

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 84.9% (continued)
United Arab Emirates – 0.8% (continued)
DP World PLC 962 15,382
Dubai Islamic Bank PJSC 10,502 10,493
Emaar Properties PJSC
b
20,152 14,978
Emirates NBD Bank PJSC 7,275 17,033
Emirates Telecommunications Group Co. PJSC 10,031 42,330
First Abu Dhabi Bank PJSC 25,019 79,012
198,547
United States – 0.1%
JBS SA 5,600 24,569
Total Common Stocks (cost $21,243,001) 22,011,052
Preferred Stocks – 2.5%
Brazil – 1.4%
Banco Bradesco SA, 7.89% 25,400 90,136
Centrais Eletricas Brasileiras SA, Class B, 5.59% 1,400 7,141
Itau Unibanco Holding SA, 7.07% 27,900 118,181
Itausa - Investimentos Itau SA, 4.74% 25,500 42,443
Petroleo Brasileiro SA, 3.16% 25,600 85,407
Telefonica Brasil SA, 5.98% 2,400 20,416
363,724
Chile – 0.0%
Sociedad Quimica y Minera de Chile SA, Class B,
3.64% 640 15,197
Colombia – 0.1%
Bancolombia SA, 5.46% 2,598 17,259
Grupo Aval Acciones y Valores SA, 6.58% 23,331 5,030
22,289
Russia – 0.2%
Sberbank of Russia PJSC, 7.98% 5,950 14,258
Surgutneftegas PJSC, 22.33% 44,100 21,672
Tatneft PJSC, Series 3, 17.34% 835 5,805
41,735
South Korea – 0.8%
Amorepacific Corp., 1.58% 45 2,312
Amorepacific Group, 1.43% 140 2,528
Hyundai Motor Co., 5.80% 206 9,907
Hyundai Motor Co., 6.64% 50 2,339
Hyundai Motor Co., 6.33% 146 6,818
LG Chem Ltd., 1.04% 45 6,371
LG Electronics, Inc., 3.18% 141 2,453
LG Household & Health Care Ltd., 1.51% 12 7,150
Samsung Electro-Mechanics Co. Ltd., 2.07% 57 2,391
Samsung Electronics Co. Ltd., 2.96% 4,737 164,256
Samsung Fire & Marine Insurance Co. Ltd.,
6.19% 22 2,356
SK Innovation Co. Ltd., 3.49% 41 2,426
S-Oil Corp., 0.53% 76 2,436
213,743
Total Preferred Stocks (cost $649,305) 656,688
Exchange-Traded Funds – 8.8%
United States – 8.8%
iShares MSCI India ETF
(cost $2,185,653) 84,185 2,277,204
BNY Mellon Emerging Markets Equity ETF (continued)
Description
Principal
Amount ($) Value ($)
Short-Term Investments – 0.5%
U.S. Treasury Securities – 0.5%
U.S. Treasury Bills, 0.16%, 2/25/2021
d,e
(cost $120,839) 121,000 120,855
Shares
Investment Companies – 3.4%
Registered Investment Companies – 3.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
f,g
(cost $883,252) 883,252 883,252
Total Investments (cost $25,082,050) 100.1% 25,949,051
Liabilities, Less Cash and Receivables (0.1)% (18,617)
Net Assets 100.0% 25,930,434
ADR—American Depositary Receipt
CPO—Certificates of Ordinary Participation
ETF—Exchange-Traded Fund
NVDR—Non-Voting Depositary Receipt

STATEMENT OF INVESTMENTS
(continued)
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $485,454 or 1.87% of net asset.
b
Non-income producing security.
c
Investment in a real estate investment trust.
d
Held by a counterparty for open exchange traded derivative contracts.
e
Security is a discount security. Income is recognized through the accretion of discount.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
g
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
See Notes to Financial Statements
Description
Value
4/24/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 3,410,934 (2,527,682) — — 883,252 3.4 5
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 2,173,420 (2,173,420) — — — — —
Total — 5,584,354 (4,701,102) — — 883,252 3.4 5
Portfolio Summary (Unaudited)
†
Value (%)
Financials 19.7
Consumer Discretionary 15.0
Information Technology 15.1
Communication Services 13.6
Registered Investment Companies 12.2
Materials 5.8
Energy 5.0
Consumer Staples 4.1
Industrials 2.9
Health Care 2.2
Real Estate 2.0
Utilities 2.0
U.S. Treasury Securities 0.5
100.1
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 20 6/19/20 884,038 905,900 21,862

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust, Series 2019-2, Class
A3, 2.23%, 1/16/2024 25,000 25,273
Carmax Auto Owner Trust, Series 2018-4, Class
A3, 3.36%, 9/15/2023 50,000 51,177
Discover Card Execution Note Trust, Series
2019-A1, Class A1, 3.04%, 7/15/2024 30,000 31,032
Total Asset-Backed Securities (cost
$107,216) 107,482
Commercial Mortgage-Backed Securities – 1.1%
Bank Trust, Series 2019-BN18, Class A4, 3.58%,
5/15/2062 30,000 33,144
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 26,165
COMM Mortgage Trust, Series 2015-LC23, Class
A4, 3.77%, 10/10/2048 50,000 53,716
CSAIL Commercial Mortgage Trust, Series 2018-
CX11, Class A4, 3.77%, 4/15/2051 50,000 54,429
GS Mortgage Securities Trust, Series 2017-GS8,
Class A4, 3.47%, 11/10/2050 25,000 26,815
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A3, 3.72%, 2/15/2051 30,000 32,606
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class A5, 3.37%, 1/15/2059 50,000 52,541
WFRBS Commercial Mortgage Trust, Series
2014-C24, Class A5, 3.61%, 11/15/2047 30,000 31,492
Total Commercial Mortgage-Backed
Securities (cost $311,655) 310,908
Corporate Bonds – 26.8%
Basic Materials – 0.6%
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 21,330
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 16,495
International Paper Co., 3.00%, 2/15/2027 15,000 15,709
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 10,579
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 25,490
Newmont Corp., 4.88%, 3/15/2042 15,000 18,566
Nutrien Ltd., 4.20%, 4/01/2029 20,000 22,744
Southern Copper Corp., 5.88%, 4/23/2045 20,000 22,458
Vale Overseas Ltd., 6.88%, 11/10/2039 5,000 5,884
159,255
Communications – 2.5%
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 26,083
4.05%, 8/22/2047 25,000 32,792
AT&T, Inc.
3.60%, 2/17/2023 25,000 26,310
4.30%, 2/15/2030 25,000 28,157
5.35%, 9/01/2040 20,000 24,164
5.70%, 3/01/2057 25,000 32,814
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 27,115
4.80%, 3/01/2050 10,000 11,320
3.70%, 4/01/2051 15,000 14,847
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 27,600
Comcast Corp.
4.15%, 10/15/2028 25,000 29,218
4.60%, 10/15/2038 25,000 31,486
4.95%, 10/15/2058 15,000 21,294
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 14,784
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.8% (continued)
Communications – 2.5% (continued)
Discovery Communications LLC, 5.00%,
9/20/2037 20,000 21,989
Fox Corp.
4.71%, 1/25/2029 10,000 11,629
3.50%, 4/08/2030 10,000 10,836
Rogers Communications, Inc., 2.90%,
11/15/2026 25,000 26,900
Telefonica Emisiones SA, 7.05%, 6/20/2036 20,000 27,785
Time Warner Cable LLC, 7.30%, 7/01/2038 10,000 13,317
T-Mobile USA, Inc.
3.75%, 4/15/2027
a
10,000 10,748
3.88%, 4/15/2030
a
10,000 10,966
4.50%, 4/15/2050
a
10,000 11,787
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 30,000 36,109
Verizon Communications, Inc.
3.13%, 3/16/2022 20,000 20,864
2.63%, 8/15/2026 20,000 21,246
5.25%, 3/16/2037 20,000 26,643
3.85%, 11/01/2042 20,000 23,548
ViacomCBS , Inc., 4.38%, 3/15/2043 20,000 19,473
Vodafone Group PLC
4.38%, 5/30/2028 25,000 28,762
5.25%, 5/30/2048 10,000 12,651
683,237
Consumer, Cyclical – 1.7%
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 16,387 15,162
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 32,474
General Motors Co., 6.60%, 4/01/2036 15,000 14,069
General Motors Financial Co., Inc.
3.70%, 5/09/2023 20,000 19,175
4.35%, 1/17/2027 20,000 18,190
Hasbro, Inc., 2.60%, 11/19/2022 15,000 15,150
Home Depot, Inc. (The), 3.50%, 9/15/2056 25,000 28,277
Lowe's Cos., Inc., 4.38%, 9/15/2045 15,000 17,374
McDonald's Corp.
2.63%, 9/01/2029 20,000 20,873
4.88%, 12/09/2045 15,000 18,810
Nordstrom, Inc., 5.00%, 1/15/2044 10,000 6,989
Target Corp., 2.50%, 4/15/2026 75,000 81,050
Toyota Motor Credit Corp., 2.60%, 1/11/2022 75,000 76,555
Walgreens Boots Alliance, Inc., 4.50%,
11/18/2034 20,000 21,831
Walmart, Inc.
3.40%, 6/26/2023 50,000 54,082
3.25%, 7/08/2029 15,000 17,130
3.95%, 6/28/2038 10,000 12,407
469,598
Consumer, Non-cyclical – 4.9%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,722
4.90%, 11/30/2046 20,000 28,210
AbbVie, Inc.
3.38%, 11/14/2021 25,000 25,801
3.20%, 11/21/2029
a
20,000 21,343
4.40%, 11/06/2042 30,000 35,198
Aetna, Inc., 2.75%, 11/15/2022 10,000 10,314
Altria Group, Inc., 5.80%, 2/14/2039 15,000 17,927

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.8% (continued)
Consumer, Non-cyclical – 4.9% (continued)
Amgen, Inc.
3.88%, 11/15/2021 12,429 12,853
4.56%, 6/15/2048 20,000 25,471
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/2022 25,000 25,746
3.50%, 6/01/2030 10,000 10,724
3.75%, 7/15/2042 20,000 20,363
5.80%, 1/23/2059 20,000 26,428
Anthem, Inc., 6.38%, 6/15/2037 25,000 34,086
BAT Capital Corp., 4.39%, 8/15/2037 20,000 20,397
Becton, Dickinson & Co., 3.70%, 6/06/2027 10,000 10,880
Bristol-Myers Squibb Co.
2.60%, 5/16/2022
a
40,000 41,301
4.55%, 2/20/2048
a
15,000 20,172
Campbell Soup Co.
2.38%, 4/24/2030 15,000 15,292
3.13%, 4/24/2050 15,000 15,080
Cigna Corp., 4.13%, 11/15/2025 30,000 33,596
Coca-Cola Co. (The), 2.20%, 5/25/2022 50,000 51,540
Colgate-Palmolive Co., 3.70%, 8/01/2047 20,000 25,896
ConAgra Brands, Inc., 5.30%, 11/01/2038 20,000 24,976
Constellation Brands, Inc., 3.75%, 5/01/2050 15,000 15,285
CVS Health Corp.
3.75%, 4/01/2030 15,000 16,652
5.05%, 3/25/2048 40,000 50,732
Eli Lilly & Co., 3.95%, 3/15/2049 15,000 19,097
Equifax, Inc., 2.60%, 12/15/2025 15,000 15,263
General Mills, Inc.
4.20%, 4/17/2028 25,000 29,019
2.88%, 4/15/2030 10,000 10,727
Gilead Sciences, Inc.
3.50%, 2/01/2025 50,000 55,078
2.95%, 3/01/2027 25,000 27,270
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/2038 20,000 31,164
HCA, Inc., 5.25%, 6/15/2049 5,000 5,972
Humana, Inc., 3.85%, 10/01/2024 30,000 32,298
Johnson & Johnson, 2.63%, 1/15/2025 25,000 27,075
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 15,000 16,080
4.60%, 5/25/2028 20,000 23,140
3.80%, 5/01/2050 10,000 10,751
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 31,813
McCormick & Co., Inc., 3.15%, 8/15/2024 10,000 10,633
Merck & Co., Inc., 3.90%, 3/07/2039 10,000 12,285
Molson Coors Beverage Co., 2.10%, 7/15/2021 20,000 19,934
Mondelez International, Inc., 2.13%, 4/13/2023 15,000 15,350
Novartis Capital Corp., 4.40%, 5/06/2044 20,000 26,792
PepsiCo, Inc., 2.88%, 10/15/2049 20,000 21,450
Pfizer, Inc., 4.00%, 12/15/2036 20,000 24,325
Philip Morris International, Inc., 4.25%,
11/10/2044 15,000 17,403
Procter & Gamble Co. (The), 3.00%, 3/25/2030 20,000 22,717
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021 15,000 15,226
3.20%, 9/23/2026 15,000 16,278
SYSCO Corp., 3.30%, 2/15/2050 20,000 16,847
Thermo Fisher Scientific, Inc., 4.15%,
2/01/2024 10,000 11,035
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.8% (continued)
Consumer, Non-cyclical – 4.9% (continued)
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 11,752
UnitedHealth Group, Inc.
2.88%, 8/15/2029 25,000 27,070
3.88%, 8/15/2059 15,000 18,294
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,488
3.05%, 1/15/2026 15,000 15,051
Zoetis, Inc., 3.90%, 8/20/2028 40,000 46,094
1,351,756
Energy – 2.2%
BP Capital Markets America, Inc.
3.59%, 4/14/2027 30,000 31,581
3.63%, 4/06/2030 10,000 10,834
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 37,346
Canadian Natural Resources Ltd., 7.20%,
1/15/2032 15,000 15,582
Chevron Corp., 2.36%, 12/05/2022 25,000 25,804
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 23,063
Ecopetrol SA, 5.88%, 9/18/2023 40,000 40,816
Energy Transfer Operating LP
3.75%, 5/15/2030 15,000 13,672
6.25%, 4/15/2049 20,000 19,667
Enterprise Products Operating LLC, 4.45%,
2/15/2043 25,000 25,478
Equinor ASA, 3.70%, 3/01/2024 15,000 16,215
Exxon Mobil Corp., 2.73%, 3/01/2023 25,000 26,126
Halliburton Co., 3.50%, 8/01/2023 15,000 14,786
Kinder Morgan Energy Partners LP, 5.00%,
8/15/2042 25,000 27,107
Kinder Morgan, Inc., 4.30%, 3/01/2028 25,000 26,572
Marathon Petroleum Corp., 6.50%, 3/01/2041 10,000 10,529
MPLX LP, 4.90%, 4/15/2058 10,000 8,425
Nexen , Inc., 6.40%, 5/15/2037 10,000 13,911
ONEOK, Inc., 4.35%, 3/15/2029 25,000 22,151
Phillips 66, 3.90%, 3/15/2028 20,000 21,020
Plains All American Pipeline LP / PAA Finance
Corp., 3.85%, 10/15/2023 15,000 14,343
Shell International Finance BV, 3.75%,
9/12/2046 35,000 38,374
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 19,729
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 30,318
Total Capital International SA, 2.43%,
1/10/2025 10,000 10,312
TransCanada PipeLines Ltd., 4.88%, 1/15/2026 25,000 27,742
Valero Energy Corp., 4.00%, 4/01/2029 20,000 20,522
Williams Cos., Inc. (The), 6.30%, 4/15/2040 20,000 23,094
615,119
Financial – 8.4%
Air Lease Corp., 3.00%, 2/01/2030 25,000 19,936
American Express Co., 3.40%, 2/22/2024 50,000 53,013
American International Group, Inc., 4.50%,
7/16/2044 20,000 22,315
American Tower Corp., 3.50%, 1/31/2023 50,000 52,833

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.8% (continued)
Financial – 8.4% (continued)
Bank of America Corp.
4.00%, 1/22/2025 20,000 21,598
3.37%, 1/23/2026 50,000 53,217
3.56%, 4/23/2027 15,000 16,178
Series L, 4.18%, 11/25/2027 20,000 21,947
2.59%, 4/29/2031 15,000 15,434
4.08%, 4/23/2040 15,000 17,278
4.33%, 3/15/2050 30,000 37,337
Bank of Montreal, 4.34%, 10/05/2028 40,000 41,980
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,444
4.50%, 12/16/2025 20,000 21,881
Berkshire Hathaway, Inc., 2.75%, 3/15/2023 25,000 26,475
Boston Properties LP, 4.50%, 12/01/2028 75,000 85,029
Brookfield Finance LLC, 3.45%, 4/15/2050 10,000 8,280
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 52,106
Capital One Financial Corp., 3.90%, 1/29/2024 25,000 26,016
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 16,527
Citigroup, Inc.
4.05%, 7/30/2022 15,000 15,727
3.14%, 1/24/2023 20,000 20,499
3.11%, 4/08/2026 15,000 15,738
3.98%, 3/20/2030 20,000 22,020
4.41%, 3/31/2031 15,000 17,268
4.75%, 5/18/2046 15,000 18,245
4.65%, 7/23/2048 20,000 24,415
Crown Castle International Corp., 4.15%,
7/01/2050 15,000 17,707
ERP Operating LP, 3.00%, 7/01/2029 20,000 20,939
Fifth Third Bancorp, 3.65%, 1/25/2024 25,000 26,391
GLP Capital LP / GLP Financing II, Inc., 5.38%,
4/15/2026 30,000 29,887
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 15,000 15,995
4.25%, 10/21/2025 20,000 21,352
3.85%, 1/26/2027 75,000 81,111
6.75%, 10/01/2037 20,000 27,231
HSBC Holdings PLC, 4.88%, 1/14/2022 110,000 116,168
Intercontinental Exchange, Inc., 3.75%,
12/01/2025 50,000 55,631
JPMorgan Chase & Co.
4.50%, 1/24/2022 30,000 31,669
3.63%, 5/13/2024 20,000 21,595
2.08%, 4/22/2026 15,000 15,239
2.74%, 10/15/2030 35,000 36,267
4.49%, 3/24/2031 30,000 35,514
5.50%, 10/15/2040 25,000 34,088
Kreditanstalt fuer Wiederaufbau
3.13%, 12/15/2021 60,000 62,665
2.63%, 2/28/2024 50,000 54,097
Landwirtschaftliche Rentenbank
2.25%, 10/01/2021 35,000 35,893
2.38%, 6/10/2025 40,000 43,570
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039 25,000 31,723
MetLife, Inc., 4.05%, 3/01/2045 15,000 17,532
Mitsubishi UFJ Financial Group, Inc., 3.96%,
3/02/2028 25,000 28,337
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.8% (continued)
Financial – 8.4% (continued)
Morgan Stanley
4.00%, 7/23/2025 25,000 27,530
3.95%, 4/23/2027 25,000 26,681
4.43%, 1/23/2030 25,000 28,922
4.38%, 1/22/2047 25,000 30,949
Northern Trust Corp., 3.15%, 5/03/2029 25,000 27,436
PNC Financial Services Group, Inc. (The), 2.60%,
7/23/2026 30,000 31,401
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 11,640
Prudential Financial, Inc.
5.88%, 9/15/2042 15,000 15,747
4.35%, 2/25/2050 15,000 17,235
Royal Bank of Canada, 2.75%, 2/01/2022 25,000 25,728
Royal Bank of Scotland Group PLC, 6.00%,
12/19/2023 25,000 27,207
Simon Property Group LP, 4.75%, 3/15/2042 20,000 20,630
Sumitomo Mitsui Financial Group, Inc., 2.85%,
1/11/2022 50,000 50,954
Toronto-Dominion Bank (The), 3.25%,
3/11/2024 25,000 26,532
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 21,780
Truist Financial Corp., 3.75%, 12/06/2023 50,000 53,701
Ventas Realty LP, 3.00%, 1/15/2030 15,000 13,737
Visa, Inc., 3.15%, 12/14/2025 25,000 27,634
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023 20,000 20,821
3.55%, 9/29/2025 25,000 26,982
2.19%, 4/30/2026 15,000 15,137
4.15%, 1/24/2029 20,000 22,623
3.07%, 4/30/2041 15,000 15,021
4.75%, 12/07/2046 20,000 23,630
Westpac Banking Corp., 2.10%, 5/13/2021 50,000 50,553
2,315,548
Industrial – 2.1%
3M Co., 2.88%, 10/15/2027 75,000 82,237
Amphenol Corp., 2.80%, 2/15/2030 20,000 20,172
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 40,000 50,440
4.90%, 4/01/2044 15,000 19,585
Caterpillar Financial Services Corp., 3.15%,
9/07/2021 25,000 25,719
CSX Corp., 3.35%, 11/01/2025 25,000 27,500
Deere & Co., 3.90%, 6/09/2042 25,000 30,433
FedEx Corp., 4.75%, 11/15/2045 15,000 16,243
GATX Corp., 4.70%, 4/01/2029 30,000 33,149
General Electric Co., 3.38%, 3/11/2024 25,000 25,860
Norfolk Southern Corp., 3.00%, 4/01/2022 15,000 15,492
Northrop Grumman Corp., 5.05%, 11/15/2040 20,000 26,237
Parker-Hannifin Corp., 3.25%, 6/14/2029 50,000 53,099
Raytheon Technologies Corp., 4.63%,
11/16/2048 25,000 33,530
Union Pacific Corp., 4.10%, 9/15/2067 25,000 28,398
United Parcel Service, Inc.
3.05%, 11/15/2027 25,000 27,281
5.30%, 4/01/2050 20,000 28,793
Waste Management, Inc.
2.40%, 5/15/2023 10,000 10,373
4.15%, 7/15/2049 15,000 18,871

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.8% (continued)
Industrial – 2.1% (continued)
573,412
Technology – 2.3%
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,467
Apple, Inc.
2.15%, 2/09/2022 25,000 25,649
3.25%, 2/23/2026 50,000 55,554
4.65%, 2/23/2046 25,000 33,876
Applied Materials, Inc., 5.10%, 10/01/2035 30,000 41,405
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.00%, 1/15/2022 30,000 30,565
2.65%, 1/15/2023 30,000 30,562
Broadcom, Inc., 4.70%, 4/15/2025
a
10,000 11,040
Dell International LLC / EMC Corp., 4.90%,
10/01/2026
a
50,000 51,898
Hewlett Packard Enterprise Co., 3.50%,
10/05/2021 50,000 51,122
Intel Corp.
3.15%, 5/11/2027 30,000 33,050
3.10%, 2/15/2060 20,000 21,373
International Business Machines Corp., 4.00%,
6/20/2042 25,000 29,418
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,283
Microsoft Corp.
2.88%, 2/06/2024 30,000 32,272
4.25%, 2/06/2047 40,000 53,449
NVIDIA Corp., 3.50%, 4/01/2040 20,000 22,471
Oracle Corp.
2.50%, 5/15/2022 25,000 25,719
2.65%, 7/15/2026 10,000 10,645
2.95%, 4/01/2030 10,000 10,902
4.00%, 11/15/2047 30,000 35,714
632,434
Utilities – 2.1%
American Water Capital Corp., 3.75%,
9/01/2028 40,000 45,321
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 24,795
4.00%, 3/01/2049 20,000 24,884
Consolidated Edison Co. of New York, Inc.,
4.63%, 12/01/2054 15,000 19,287
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 37,341
Duke Energy Corp., 3.75%, 9/01/2046 20,000 22,688
El Paso Electric Co., 6.00%, 5/15/2035 33,000 43,004
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 40,971
ITC Holdings Corp., 3.35%, 11/15/2027 100,000 106,800
MidAmerican Energy Co., 4.25%, 7/15/2049 30,000 39,991
National Rural Utilities Cooperative Finance
Corp., 4.30%, 3/15/2049 15,000 19,334
Ohio Power Co., Series M, 5.38%, 10/01/2021 20,000 21,255
Public Service Co. of Colorado, Series 34, 3.20%,
3/01/2050 20,000 22,676
Sempra Energy, 3.80%, 2/01/2038 15,000 16,040
Southern California Edison Co.
2.25%, 6/01/2030 25,000 24,632
4.50%, 9/01/2040 25,000 29,551
Virginia Electric & Power Co., Series A, 3.80%,
4/01/2028 50,000 56,914
595,484
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Total Corporate Bonds (cost $7,408,316) 7,395,843
Foreign Governmental – 2.0%
Colombia Government International Bond,
8.13%, 5/21/2024 50,000 57,748
Mexico Government International Bond
8.30%, 8/15/2031 25,000 33,511
6.05%, 1/11/2040 40,000 43,579
Peruvian Government International Bond,
8.75%, 11/21/2033 20,000 31,532
Philippine Government International Bond,
9.50%, 2/02/2030 25,000 39,840
Province of Alberta Canada
2.20%, 7/26/2022 25,000 25,809
3.30%, 3/15/2028 25,000 28,829
Province of British Columbia Canada, Series 10,
1.75%, 9/27/2024 20,000 20,926
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 26,713
Province of Ontario Canada
3.20%, 5/16/2024 30,000 32,908
2.50%, 4/27/2026 25,000 27,231
Province of Quebec Canada
2.38%, 1/31/2022 25,000 25,774
2.75%, 4/12/2027 25,000 27,782
Republic of Italy Government International
Bond, 6.88%, 9/27/2023 40,000 45,294
Svensk Exportkredit AB, 5/11/2037
b
30,000 20,250
Uruguay Government International Bond
8.00%, 11/18/2022 30,000 32,648
4.98%, 4/20/2055 20,000 22,580
Total Foreign Governmental (cost $543,001) 542,954
Municipal Securities – 0.3%
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 30,749
State of California, GO, 7.60%, 11/01/2040 15,000 25,970
State of Illinois, GO, 5.10%, 6/01/2033 20,000 18,027
Total Municipal Securities (cost $76,252) 74,746
Supranational Bank – 1.3%
Asian Development Bank, 2.75%, 1/19/2028 50,000 57,379
European Investment Bank, 1.88%, 2/10/2025 50,000 53,160
Inter-American Development Bank, 2.50%,
1/18/2023 75,000 79,197
International Bank for Reconstruction &
Development, GDIF, 1.38%, 9/20/2021 175,000 177,412
Total Supranational Bank (cost $368,319) 367,148
U.S. Government Agencies Mortgage-Backed – 28.7%
Federal Home Loan Banks, 2.50%, 2/13/2024 125,000 134,685
Federal Home Loan Mortgage Corporation
0.38%, 4/20/2023
c
30,000 30,008
1.50%, 2/12/2025
c
30,000 31,343
2.50%, 9/01/2027
c
35,130 36,770
3.00%, 2/01/2031
c
65,184 68,961
2.50%, 11/01/2034
c
51,775 54,146
3.50%, 3/01/2035
c
19,091 20,312
3.00%, 4/01/2035
c
103,740 109,697
3.00%, 3/01/2040
c
148,830 157,197
4.00%, 11/01/2040
c
126,581 138,646
3.50%, 2/01/2043
c
126,584 136,629
3.00%, 4/01/2043
c
125,414 133,738
4.50%, 10/01/2045
c
136,468 150,149
3.00%, 1/01/2047
c
85,078 90,269

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 28.7% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.50%, 6/01/2048
c
221,155 233,526
3.00%, 9/01/2049
c
94,993 100,292
3.00%, 10/01/2049
c
95,897 101,246
Federal Home Loan Mortgage Corporation
Mutifamilty Structured Pass-Through Ctfs .
Series 2019-K736, Class A2, 2.28%,
7/25/2026
c
50,000 53,090
Series 2019-K087, Class A2, 3.77%,
12/25/2028
c
30,000 35,209
Federal National Mortgage Association
2.25%, 4/12/2022
c
100,000 103,861
0.63%, 4/22/2025
c
30,000 30,023
2.00%, 10/01/2030
c
24,304 25,108
3.00%, 8/01/2031
c
44,532 47,112
3.50%, 11/01/2031
c
46,660 49,622
2.50%, 1/01/2032
c
143,276 150,034
3.50%, 4/01/2032
c
46,211 49,034
2.50%, 7/01/2033
c
56,600 59,270
4.00%, 4/01/2034
c
40,996 43,585
5.50%, 10/01/2035
c
27,381 31,565
4.50%, 6/01/2039
c
52,277 58,345
4.00%, 11/01/2039
c
49,337 52,928
6.00%, 4/01/2040
c
60,271 70,567
4.00%, 10/01/2040
c
173,971 190,553
4.50%, 2/01/2041
c
71,393 79,517
5.50%, 7/01/2041
c
30,434 35,075
5.00%, 4/01/2042
c
101,218 113,994
4.00%, 7/01/2042
c
47,697 52,122
2.50%, 10/01/2042
c
113,939 119,830
3.50%, 4/01/2045
c
30,581 32,738
4.00%, 1/01/2046
c
224,860 242,901
3.50%, 2/01/2046
c
101,670 108,543
4.50%, 6/01/2046
c
60,436 66,805
3.00%, 6/15/2046
c,d
125,000 131,805
3.00%, 9/01/2046
c
132,941 141,051
3.00%, 11/01/2046
c
94,256 100,007
3.00%, 11/01/2046
c
30,436 32,293
3.50%, 12/01/2046
c
138,209 147,552
3.50%, 4/01/2047
c
36,346 38,575
4.00%, 5/01/2047
c
104,152 111,320
3.50%, 12/01/2047
c
119,565 126,897
4.00%, 5/01/2049
c
236,839 251,882
3.50%, 6/01/2049
c,d
50,000 52,862
2.50%, 6/15/2049
c,d
50,000 52,006
3.50%, 8/01/2049
c
243,069 256,632
3.50%, 9/01/2049
c
233,676 246,715
3.00%, 10/01/2049
c
223,321 235,778
3.00%, 2/01/2050
c
198,287 209,347
3.00%, 2/01/2050
c
99,090 104,617
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.50%, 1/25/2024
c
25,000 27,138
Series 2020-M1, Class A1, 2.15%, 7/25/2029
c
30,000 31,714
Series 2018-M13, Class A2, 3.82%,
9/25/2030
c
10,000 11,579
Government National Mortgage Association
4.00%, 10/20/2040 47,652 52,544
5.00%, 10/20/2040 50,964 58,016
4.50%, 1/20/2041 29,535 32,909
4.00%, 11/20/2041 40,485 44,751
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 28.7% (continued)
Government National Mortgage Association
(continued)
3.00%, 8/20/2042 115,621 124,408
3.50%, 2/20/2043 92,399 100,467
3.00%, 4/20/2043 152,057 163,549
3.50%, 7/20/2043 187,553 203,677
3.50%, 2/20/2045 95,679 103,231
3.50%, 3/20/2046 75,712 81,284
4.00%, 3/20/2046 91,936 99,582
4.00%, 6/20/2046 124,688 133,864
2.50%, 10/20/2046 26,776 28,458
3.00%, 5/20/2047 223,316 238,095
3.00%, 10/20/2047 39,418 42,027
4.50%, 11/20/2048 100,425 107,841
3.50%, 1/20/2049 199,476 213,140
3.00%, 6/15/2049
d
75,000 79,660
2.50%, 3/20/2050 42,904 45,313
Total U.S. Government Agencies Mortgage-
Backed (cost $7,949,682) 7,891,631
U.S. Treasury Government Securities – 38.4%
U.S. Treasury Bonds
6.25%, 5/15/2030 155,000 240,177
5.38%, 2/15/2031 15,000 22,425
4.50%, 2/15/2036 25,000 38,629
3.50%, 2/15/2039 5,000 7,170
4.25%, 5/15/2039 55,000 86,049
4.38%, 5/15/2040 65,000 103,726
3.88%, 8/15/2040 15,000 22,573
4.25%, 11/15/2040 60,000 94,716
3.75%, 8/15/2041 65,000 97,073
3.13%, 11/15/2041 5,000 6,865
3.13%, 2/15/2042 70,000 96,370
3.00%, 5/15/2042 10,000 13,525
2.75%, 8/15/2042 80,000 104,037
2.75%, 11/15/2042 100,000 130,156
3.13%, 8/15/2044 45,000 62,655
3.00%, 11/15/2044 75,000 102,645
2.50%, 2/15/2045 90,000 113,653
3.00%, 5/15/2045 75,000 103,066
2.75%, 8/15/2047 195,000 261,239
2.75%, 11/15/2047 65,000 87,262
3.00%, 2/15/2048 100,000 140,406
3.00%, 2/15/2049 90,000 127,477
2.88%, 5/15/2049 75,000 104,156
2.25%, 8/15/2049 75,000 92,777
2.38%, 11/15/2049 140,000 177,778
2.00%, 2/15/2050 35,000 41,289
U.S. Treasury Notes
1.63%, 6/30/2021 100,000 101,684
1.13%, 7/31/2021 100,000 101,172
1.75%, 7/31/2021 50,000 50,980
2.13%, 8/15/2021 200,000 204,961
1.13%, 8/31/2021 225,000 227,821
2.00%, 8/31/2021 200,000 204,844
1.25%, 10/31/2021 150,000 152,385
1.38%, 1/31/2022 150,000 153,059
1.50%, 1/31/2022 95,000 97,145
1.88%, 1/31/2022 175,000 180,093
1.75%, 2/28/2022 95,000 97,679
1.88%, 2/28/2022 100,000 103,055
1.75%, 3/31/2022 95,000 97,798

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 38.4% (continued)
U.S. Treasury Notes (continued)
1.88%, 3/31/2022 100,000 103,191
0.13%, 4/30/2022 145,000 144,819
1.75%, 6/30/2022 100,000 103,320
1.75%, 7/15/2022 175,000 180,920
1.88%, 7/31/2022 100,000 103,734
1.50%, 8/15/2022 105,000 108,084
1.63%, 8/31/2022 100,000 103,273
1.50%, 9/15/2022 105,000 108,207
1.38%, 10/15/2022 180,000 185,077
1.63%, 11/15/2022 50,000 51,762
2.00%, 11/30/2022 25,000 26,137
1.50%, 1/15/2023 100,000 103,414
0.50%, 3/15/2023 185,000 186,388
1.50%, 3/31/2023 65,000 67,387
0.25%, 4/15/2023 195,000 195,076
1.63%, 4/30/2023 100,000 104,109
2.00%, 4/30/2024 400,000 426,750
2.00%, 5/31/2024 250,000 267,090
2.00%, 6/30/2024 200,000 213,859
2.13%, 7/31/2024 250,000 268,926
1.88%, 8/31/2024 250,000 266,602
2.13%, 9/30/2024 100,000 107,844
2.25%, 10/31/2024 200,000 217,047
2.25%, 11/15/2024 125,000 135,713
2.13%, 11/30/2024 150,000 162,141
1.75%, 12/31/2024 100,000 106,508
2.25%, 12/31/2024 125,000 136,006
1.38%, 1/31/2025 75,000 78,621
2.50%, 1/31/2025 100,000 110,141
2.00%, 2/15/2025 150,000 161,695
1.13%, 2/28/2025
e
85,000 88,214
0.50%, 3/31/2025 75,000 75,557
0.38%, 4/30/2025 45,000 45,067
2.13%, 5/15/2025 105,000 114,179
2.00%, 8/15/2025 25,000 27,096
2.25%, 11/15/2025 100,000 109,992
2.25%, 3/31/2026 150,000 165,727
0.50%, 4/30/2027 35,000 34,962
2.25%, 8/15/2027 225,000 252,809
2.75%, 2/15/2028 175,000 204,312
2.88%, 5/15/2028 225,000 265,781
2.63%, 2/15/2029 100,000 117,344
2.38%, 5/15/2029 145,000 167,543
1.75%, 11/15/2029 15,000 16,570
1.50%, 2/15/2030 100,000 108,281
Total U.S. Treasury Government Securities
(cost $10,598,288) 10,577,845
Investment Companies – 0.5% Shares
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
f,g
(cost $134,623) 134,623 134,623
Total Investments (cost $27,497,352) 99.5% 27,403,180
Cash and Receivables (Net) 0.5% 138,598
Net Assets 100.0% 27,541,778
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $179,255 or 0.65% of net asset.
b
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
c
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies
d
Purchased on a forward commitment basis.
e
Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $88,214 and the value of the collateral was $90,103, consisting of U.S. Government & Agency securities.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
g
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
See Notes to Financial Statements
Description
Value
4/24/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 134,623 — — — 134,623 0.5 1
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 77,063 (77,063) — — — — —
Total — 211,686 (77,063) — — 134,623 0.5 1
Portfolio Summary (Unaudited)
†
Value (%)
Government 43.2
Mortgage Securities 28.6
Financial 8.4
Consumer, Non-cyclical 4.9
Communications 2.5
Technology 2.3
Energy 2.2
Utilities 2.1
Industrial 2.1
Consumer, Cyclical 1.7
Basic Materials 0.6
Registered Investment Companies 0.5
Asset Backed Securities 0.4
99.5
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2%
Basic Materials – 1.4%
ArcelorMittal SA, 3.60%, 7/16/2024 25,000 23,877
BHP Billiton Finance USA Ltd., 2.88%,
2/24/2022 50,000 51,286
Dow Chemical Co. (The), 3.50%, 10/01/2024 25,000 26,130
DuPont de Nemours, Inc., 4.21%, 11/15/2023 50,000 54,127
LYB International Finance BV, 4.00%,
7/15/2023 50,000 52,264
Newmont Corp., 3.63%, 6/09/2021 50,000 50,742
Nutrien Ltd., 3.15%, 10/01/2022 65,000 66,745
Praxair, Inc., 3.00%, 9/01/2021 50,000 51,239
376,410
Communications – 5.6%
Amazon.com, Inc., 2.80%, 8/22/2024 85,000 91,833
AT&T, Inc.
3.20%, 3/01/2022 50,000 51,817
3.00%, 6/30/2022 50,000 51,473
3.60%, 2/17/2023 80,000 84,192
3.55%, 6/01/2024 50,000 52,945
3.95%, 1/15/2025 25,000 27,082
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 51,759
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.46%, 7/23/2022 50,000 52,679
Cisco Systems, Inc.
1.85%, 9/20/2021 50,000 50,833
2.20%, 9/20/2023 70,000 73,123
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 60,636
Comcast Corp.
1.63%, 1/15/2022 70,000 71,129
3.00%, 2/01/2024 50,000 53,349
3.38%, 2/15/2025 50,000 54,538
Discovery Communications LLC, 2.95%,
3/20/2023 50,000 51,462
eBay, Inc.
2.60%, 7/15/2022 75,000 76,886
3.45%, 8/01/2024 25,000 26,717
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 54,976
TWDC Enterprises 18 Corp., 2.45%, 3/04/2022 65,000 66,741
Verizon Communications, Inc.
3.13%, 3/16/2022 50,000 52,161
5.15%, 9/15/2023 50,000 56,823
3.38%, 2/15/2025 75,000 82,097
ViacomCBS , Inc., 3.70%, 8/15/2024 45,000 45,756
Vodafone Group PLC, 2.50%, 9/26/2022 95,000 97,733
Walt Disney Co. (The), 1.65%, 9/01/2022 50,000 50,735
WPP Finance 2010, 3.75%, 9/19/2024 50,000 52,052
1,541,527
Consumer, Cyclical – 6.1%
American Honda Finance Corp.
2.20%, 6/27/2022 70,000 70,332
3.45%, 7/14/2023 30,000 31,171
2.15%, 9/10/2024 70,000 69,323
AutoZone, Inc., 3.13%, 7/15/2023 50,000 51,734
Costco Wholesale Corp., 2.75%, 5/18/2024 70,000 75,251
D.R. Horton, Inc., 2.50%, 10/15/2024 25,000 25,064
General Motors Co., 4.88%, 10/02/2023 50,000 49,094
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Consumer, Cyclical – 6.1% (continued)
General Motors Financial Co., Inc.
4.20%, 11/06/2021 100,000 98,650
3.55%, 7/08/2022 100,000 96,476
3.95%, 4/13/2024 25,000 23,700
4.00%, 1/15/2025 25,000 23,441
2.90%, 2/26/2025 50,000 45,343
Home Depot, Inc. (The)
3.25%, 3/01/2022 50,000 52,447
2.63%, 6/01/2022 50,000 52,013
Las Vegas Sands Corp., 3.20%, 8/08/2024 50,000 48,591
Lowe's Cos., Inc.
3.80%, 11/15/2021 50,000 51,728
3.13%, 9/15/2024 15,000 15,959
Marriott International, Inc., 3.25%, 9/15/2022 65,000 63,391
McDonald's Corp., 2.63%, 1/15/2022 75,000 76,931
Nike, Inc., 2.40%, 3/27/2025 50,000 52,685
PACCAR Financial Corp., 2.65%, 5/10/2022 50,000 51,353
Starbucks Corp., 3.10%, 3/01/2023 50,000 52,171
Target Corp., 2.90%, 1/15/2022 70,000 72,933
Toyota Motor Corp., 3.18%, 7/20/2021 100,000 102,024
Toyota Motor Credit Corp.
2.15%, 9/08/2022 70,000 71,210
2.90%, 4/17/2024 25,000 26,287
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 53,225
Walmart, Inc.
2.35%, 12/15/2022 75,000 78,305
2.85%, 7/08/2024 75,000 80,803
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 25,692
1,687,327
Consumer, Non-cyclical – 15.9%
Abbott Laboratories, 2.95%, 3/15/2025 50,000 54,217
AbbVie, Inc.
3.38%, 11/14/2021 75,000 77,404
2.30%, 11/21/2022
a
25,000 25,603
2.85%, 5/14/2023 70,000 73,045
2.60%, 11/21/2024
a
75,000 78,327
Aetna, Inc., 2.80%, 6/15/2023 50,000 51,871
Allergan Funding SCS
3.85%, 6/15/2024 50,000 53,338
3.80%, 3/15/2025 50,000 52,123
Allergan, Inc., 2.80%, 3/15/2023 25,000 25,390
Altria Group, Inc.
2.85%, 8/09/2022 35,000 35,986
2.95%, 5/02/2023 65,000 67,431
Amgen, Inc.
2.70%, 5/01/2022 50,000 51,579
2.65%, 5/11/2022 50,000 51,395
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/2022 50,000 51,491
4.15%, 1/23/2025 50,000 55,621
Anthem, Inc.
3.50%, 8/15/2024 50,000 53,763
2.38%, 1/15/2025 50,000 51,453
Archer-Daniels-Midland Co., 2.75%, 3/27/2025 25,000 26,569
BAT Capital Corp., 3.22%, 8/15/2024 90,000 93,361
Becton, Dickinson & Co., 3.36%, 6/06/2024 75,000 79,911

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Consumer, Non-cyclical – 15.9% (continued)
Bristol-Myers Squibb Co.
2.60%, 5/16/2022
a
80,000 82,602
2.75%, 2/15/2023
a
25,000 26,115
2.90%, 7/26/2024
a
75,000 80,097
Campbell Soup Co., 2.50%, 8/02/2022 50,000 51,051
Cardinal Health, Inc., 3.08%, 6/15/2024 75,000 77,543
Cigna Corp.
3.40%, 9/17/2021 50,000 51,436
3.75%, 7/15/2023 75,000 80,257
Coca-Cola Co. (The)
1.55%, 9/01/2021 50,000 50,580
3.20%, 11/01/2023 75,000 81,499
ConAgra Brands, Inc., 3.80%, 10/22/2021 75,000 77,348
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 67,725
CVS Health Corp.
3.70%, 3/09/2023 130,000 137,884
3.38%, 8/12/2024 50,000 53,305
4.10%, 3/25/2025 60,000 66,176
Diageo Investment Corp., 2.88%, 5/11/2022 50,000 51,933
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 25,000 25,792
General Mills, Inc.
3.15%, 12/15/2021 50,000 51,401
2.60%, 10/12/2022 25,000 25,843
Gilead Sciences, Inc.
1.95%, 3/01/2022 50,000 50,861
3.25%, 9/01/2022 50,000 52,424
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 70,000 75,203
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/2023 50,000 53,520
HCA, Inc., 5.00%, 3/15/2024 80,000 86,822
Johnson & Johnson, 2.25%, 3/03/2022 75,000 77,242
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 80,000 85,762
3.13%, 12/15/2023 50,000 52,378
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 50,000 54,158
McCormick & Co., Inc., 2.70%, 8/15/2022 70,000 71,814
Medtronic, Inc.
3.15%, 3/15/2022 50,000 52,236
3.50%, 3/15/2025 50,000 55,714
Merck & Co., Inc.
2.80%, 5/18/2023 75,000 79,604
2.90%, 3/07/2024 25,000 26,969
Molson Coors Beverage Co., 2.10%, 7/15/2021 75,000 74,751
Moody's Corp., 2.75%, 12/15/2021 65,000 66,326
Novartis Capital Corp., 2.40%, 5/17/2022 75,000 77,425
PayPal Holdings, Inc.
2.20%, 9/26/2022 50,000 50,939
2.40%, 10/01/2024 50,000 51,970
PepsiCo, Inc.
3.00%, 8/25/2021 50,000 51,475
2.75%, 3/05/2022 50,000 51,833
2.25%, 3/19/2025 50,000 52,918
Pfizer, Inc.
1.95%, 6/03/2021 25,000 25,387
3.00%, 6/15/2023 65,000 69,737
2.95%, 3/15/2024 25,000 27,061
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Consumer, Non-cyclical – 15.9% (continued)
Philip Morris International, Inc.
2.38%, 8/17/2022 25,000 25,717
2.88%, 5/01/2024 70,000 73,668
Procter & Gamble Co. (The)
1.70%, 11/03/2021 25,000 25,473
2.45%, 3/25/2025 25,000 26,785
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021 50,000 50,755
2.88%, 9/23/2023 75,000 78,146
SYSCO Corp., 3.55%, 3/15/2025 25,000 25,795
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 56,428
Tyson Foods, Inc., 2.25%, 8/23/2021 70,000 70,866
Unilever Capital Corp., 2.60%, 5/05/2024 100,000 105,278
UnitedHealth Group, Inc.
2.88%, 12/15/2021 70,000 72,136
3.35%, 7/15/2022 60,000 63,341
4,397,382
Energy – 6.9%
BP Capital Markets America, Inc.
3.25%, 5/06/2022 75,000 77,228
3.19%, 4/06/2025 25,000 26,305
BP Capital Markets PLC
3.06%, 3/17/2022 75,000 76,999
3.51%, 3/17/2025 50,000 53,352
Canadian Natural Resources Ltd., 3.45%,
11/15/2021 50,000 49,989
Chevron Corp., 2.36%, 12/05/2022 85,000 87,734
Enbridge, Inc.
2.90%, 7/15/2022 25,000 25,163
3.50%, 6/10/2024 50,000 51,196
Energy Transfer Operating LP
4.25%, 3/15/2023 75,000 74,338
4.50%, 4/15/2024 75,000 74,446
Enterprise Products Operating LLC
3.50%, 2/01/2022 70,000 71,737
4.05%, 2/15/2022 25,000 25,872
Exxon Mobil Corp.
2.40%, 3/06/2022 50,000 51,226
2.73%, 3/01/2023 50,000 52,251
2.99%, 3/19/2025 125,000 133,487
Kinder Morgan Energy Partners LP
3.95%, 9/01/2022 50,000 51,790
4.25%, 9/01/2024 50,000 52,933
Marathon Oil Corp., 2.80%, 11/01/2022 50,000 47,017
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 19,254
3.63%, 9/15/2024 50,000 48,122
MPLX LP, 4.88%, 12/01/2024 50,000 49,673
National Oilwell Varco, Inc., 2.60%, 12/01/2022 25,000 23,499
Newfield Exploration Co., 5.63%, 7/01/2024 70,000 49,139
ONEOK Partners LP, 3.38%, 10/01/2022 50,000 48,598
ONEOK, Inc., 2.75%, 9/01/2024 25,000 22,598
Phillips 66, 3.85%, 4/09/2025 50,000 52,574
Plains All American Pipeline LP / PAA Finance
Corp., 2.85%, 1/31/2023 25,000 23,403

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Energy – 6.9% (continued)
Sabine Pass Liquefaction LLC
6.25%, 3/15/2022 100,000 103,150
5.63%, 3/01/2025 17,000 17,860
Shell International Finance BV
2.25%, 1/06/2023 50,000 50,851
2.00%, 11/07/2024 50,000 50,475
Total Capital International SA
2.22%, 7/12/2021 50,000 50,448
2.70%, 1/25/2023 25,000 25,784
3.75%, 4/10/2024 70,000 75,442
Williams Cos., Inc. (The)
3.60%, 3/15/2022 50,000 50,627
3.35%, 8/15/2022 50,000 50,223
1,894,783
Financial – 42.8%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust, 4.45%, 12/16/2021 150,000 141,712
Aflac, Inc., 3.25%, 3/17/2025 50,000 53,685
Air Lease Corp.
2.63%, 7/01/2022 50,000 46,764
2.30%, 2/01/2025 50,000 43,607
Aircastle Ltd., 4.13%, 5/01/2024 50,000 43,827
Allstate Corp. (The), Series B, 5.75%, 8/15/2053 10,000 10,065
Ally Financial, Inc., 4.13%, 2/13/2022 50,000 50,735
American Express Co.
3.70%, 11/05/2021 50,000 51,461
2.50%, 8/01/2022 100,000 102,217
3.40%, 2/22/2024 50,000 53,013
2.50%, 7/30/2024 100,000 102,961
American International Group, Inc., 4.88%,
6/01/2022 50,000 53,314
American Tower Corp.
3.50%, 1/31/2023 50,000 52,833
3.00%, 6/15/2023 50,000 52,270
2.40%, 3/15/2025 50,000 51,581
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 54,286
3.00%, 4/02/2025 50,000 52,899
Ares Capital Corp., 3.50%, 2/10/2023 50,000 47,695
Bank of America Corp.
2.50%, 10/21/2022 100,000 101,851
3.30%, 1/11/2023 60,000 62,846
3.12%, 1/20/2023 100,000 102,544
3.00%, 12/20/2023 50,000 51,710
4.13%, 1/22/2024 75,000 81,532
4.20%, 8/26/2024 100,000 108,290
3.46%, 3/15/2025 75,000 79,400
Series L, 3.95%, 4/21/2025 50,000 53,840
2.02%, 2/13/2026 100,000 100,554
Bank of Montreal
1.90%, 8/27/2021 100,000 101,055
2.90%, 3/26/2022 50,000 51,476
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,444
3.40%, 2/11/2024 75,000 79,768
Barclays PLC, 4.38%, 9/11/2024 200,000 206,206
Berkshire Hathaway Finance Corp., 3.00%,
5/15/2022 70,000 73,476
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Financial – 42.8% (continued)
Berkshire Hathaway, Inc., 3.75%, 8/15/2021 25,000 25,932
BlackRock, Inc., 3.50%, 3/18/2024 75,000 82,164
Boston Properties LP, 3.20%, 1/15/2025 75,000 78,817
Brixmor Operating Partnership LP
3.25%, 9/15/2023 50,000 48,487
3.65%, 6/15/2024 55,000 54,681
Canadian Imperial Bank of Commerce, 2.55%,
6/16/2022 100,000 102,743
Capital One Financial Corp.
4.75%, 7/15/2021 100,000 103,233
3.20%, 1/30/2023 50,000 50,998
3.90%, 1/29/2024 50,000 52,032
3.30%, 10/30/2024 50,000 50,975
Charles Schwab Corp. (The), 2.65%, 1/25/2023 50,000 52,134
Chubb INA Holdings, Inc.
3.35%, 5/15/2024 65,000 70,442
3.15%, 3/15/2025 50,000 54,338
Citigroup, Inc.
2.35%, 8/02/2021 100,000 101,053
4.05%, 7/30/2022 125,000 131,059
2.88%, 7/24/2023 100,000 102,471
3.75%, 6/16/2024 50,000 53,526
4.00%, 8/05/2024 20,000 21,250
3.35%, 4/24/2025 100,000 105,089
3.30%, 4/27/2025 50,000 52,981
Cooperatieve Rabobank UA, 3.88%, 2/08/2022 95,000 99,121
Credit Suisse AG, 3.00%, 10/29/2021 250,000 255,380
Crown Castle International Corp.
2.25%, 9/01/2021 70,000 70,683
3.20%, 9/01/2024 70,000 74,436
Deutsche Bank AG, Series D, 5.00%, 2/14/2022 150,000 152,529
Digital Realty Trust LP, 3.63%, 10/01/2022 65,000 66,912
Discover Financial Services, 3.85%, 11/21/2022 100,000 102,303
Essex Portfolio LP
3.63%, 8/15/2022 25,000 25,614
3.25%, 5/01/2023 13,000 12,946
Fifth Third Bancorp, 3.65%, 1/25/2024 100,000 105,563
Franklin Resources, Inc., 2.85%, 3/30/2025 75,000 78,824
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/2021 50,000 52,197
5.75%, 1/24/2022 50,000 53,493
2.88%, 10/31/2022 100,000 101,615
2.91%, 7/24/2023 100,000 102,381
4.00%, 3/03/2024 40,000 43,000
3.85%, 7/08/2024 50,000 53,362
3.50%, 1/23/2025 50,000 52,885
3.27%, 9/29/2025 100,000 104,441
Healthpeak Properties, Inc., 3.88%, 8/15/2024 65,000 67,278
HSBC Holdings PLC
4.88%, 1/14/2022 100,000 105,607
4.00%, 3/30/2022 150,000 156,540
HSBC USA, Inc., 3.50%, 6/23/2024 100,000 106,804
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 102,746
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 65,000 68,279

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Financial – 42.8% (continued)
JPMorgan Chase & Co.
4.35%, 8/15/2021 150,000 155,897
3.20%, 1/25/2023 50,000 52,359
3.21%, 4/01/2023 100,000 103,151
3.56%, 4/23/2024 75,000 79,293
3.63%, 5/13/2024 75,000 80,981
3.88%, 9/10/2024 100,000 107,618
3.13%, 1/23/2025 50,000 52,930
3.22%, 3/01/2025 100,000 105,345
2.08%, 4/22/2026 50,000 50,797
Lincoln National Corp., 3.35%, 3/09/2025 25,000 26,119
Lloyds Banking Group PLC, 3.00%, 1/11/2022 200,000 203,554
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022 65,000 66,988
Mastercard , Inc., 2.00%, 11/21/2021 70,000 71,302
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 54,904
Mitsubishi UFJ Financial Group, Inc.
3.22%, 3/07/2022 50,000 51,401
2.67%, 7/25/2022 100,000 102,034
3.41%, 3/07/2024 100,000 105,102
Mizuho Financial Group, Inc., 2.95%, 2/28/2022 200,000 203,650
Morgan Stanley
5.50%, 7/28/2021 15,000 15,731
4.88%, 11/01/2022 100,000 106,618
Series F, 3.88%, 4/29/2024 100,000 107,754
3.70%, 10/23/2024 25,000 26,971
2.72%, 7/22/2025 100,000 103,251
2.19%, 4/28/2026 50,000 50,657
National Australia Bank Ltd., 1.88%, 7/12/2021 250,000 252,083
Owl Rock Capital Corp., 4.00%, 3/30/2025 50,000 45,567
PNC Financial Services Group, Inc. (The)
3.25%, 9/03/2021 100,000 102,780
3.30%, 3/08/2022 100,000 103,565
2.85%, 11/09/2022
b
25,000 26,015
Progressive Corp. (The), 3.75%, 8/23/2021 50,000 51,582
ProLogis LP, 4.25%, 8/15/2023 70,000 76,212
Prudential Financial, Inc., 5.63%, 6/15/2043 50,000 51,603
Regions Financial Corp., 3.80%, 8/14/2023 50,000 52,803
Royal Bank of Canada
3.70%, 10/05/2023 50,000 53,597
2.25%, 11/01/2024 100,000 102,281
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022 50,000 53,469
6.10%, 6/10/2023 50,000 53,960
6.00%, 12/19/2023 100,000 108,829
Santander Holdings USA, Inc., 4.45%,
12/03/2021 100,000 102,494
Santander UK PLC, 4.00%, 3/13/2024 100,000 107,663
Service Properties Trust, 4.35%, 10/01/2024 50,000 41,951
Simon Property Group LP, 2.63%, 6/15/2022 70,000 69,475
State Street Corp.
3.70%, 11/20/2023 100,000 110,878
3.78%, 12/03/2024 25,000 27,084
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 25,879
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022 100,000 102,149
2.35%, 1/15/2025 200,000 203,136
Toronto-Dominion Bank (The), 2.65%,
6/12/2024 100,000 104,022
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Financial – 42.8% (continued)
Truist Financial Corp.
3.95%, 3/22/2022 50,000 51,966
2.75%, 4/01/2022 100,000 102,491
3.05%, 6/20/2022 100,000 103,305
2.85%, 10/26/2024 50,000 52,797
US Bancorp
Series V, 2.63%, 1/24/2022 100,000 102,976
3.38%, 2/05/2024 100,000 107,401
Ventas Realty LP, 3.50%, 4/15/2024 50,000 49,415
Ventas Realty LP / Ventas Capital Corp., 3.25%,
8/15/2022 65,000 65,268
Visa, Inc., 2.80%, 12/14/2022 85,000 89,566
Voya Financial, Inc., 3.13%, 7/15/2024 65,000 66,935
Wells Fargo & Co.
2.10%, 7/26/2021 150,000 151,248
2.63%, 7/22/2022 50,000 51,191
3.07%, 1/24/2023 100,000 102,424
4.13%, 8/15/2023 100,000 106,531
3.30%, 9/09/2024 150,000 159,302
3.00%, 2/19/2025 25,000 26,244
Welltower , Inc., 3.95%, 9/01/2023 50,000 51,474
Western Union Co. (The), 2.85%, 1/10/2025 25,000 24,786
Westpac Banking Corp.
2.50%, 6/28/2022 100,000 102,657
2.00%, 1/13/2023 25,000 25,459
3.30%, 2/26/2024 50,000 53,263
Weyerhaeuser Co., 4.63%, 9/15/2023 65,000 69,707
11,810,151
Industrial – 7.8%
3M Co.
3.25%, 2/14/2024 70,000 75,814
2.00%, 2/14/2025 25,000 25,923
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 65,603
Boeing Co. (The), 2.13%, 3/01/2022 65,000 62,606
Burlington Northern Santa Fe LLC, 3.05%,
3/15/2022 70,000 72,303
Carrier Global Corp., 2.24%, 2/15/2025
a
25,000 24,765
Caterpillar Financial Services Corp.
1.93%, 10/01/2021 100,000 101,213
1.90%, 9/06/2022 70,000 71,304
3.75%, 11/24/2023 50,000 54,643
FedEx Corp., 3.40%, 1/14/2022 50,000 51,524
General Dynamics Corp.
3.88%, 7/15/2021 15,000 15,410
2.25%, 11/15/2022 25,000 25,767
2.38%, 11/15/2024 25,000 26,268
General Electric Co.
3.38%, 3/11/2024 50,000 51,719
3.45%, 5/15/2024 50,000 51,345
Honeywell International, Inc., 2.15%,
8/08/2022 70,000 72,034
John Deere Capital Corp.
1.95%, 6/13/2022 65,000 66,100
2.15%, 9/08/2022 70,000 71,924
2.80%, 3/06/2023 50,000 52,401
2.65%, 6/24/2024 65,000 68,486
Norfolk Southern Corp., 3.00%, 4/01/2022 50,000 51,641

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Industrial – 7.8% (continued)
Northrop Grumman Corp.
2.55%, 10/15/2022 50,000 51,718
2.93%, 1/15/2025 75,000 79,684
Otis Worldwide Corp., 2.06%, 4/05/2025
a
25,000 25,470
Packaging Corp. of America
4.50%, 11/01/2023 25,000 27,284
3.65%, 9/15/2024 30,000 31,753
Raytheon Technologies Corp., 3.65%,
8/16/2023 50,000 53,887
Republic Services, Inc., 2.50%, 8/15/2024 70,000 72,894
Rockwell Collins, Inc., 2.80%, 3/15/2022 75,000 76,828
Roper Technologies, Inc., 2.35%, 9/15/2024 70,000 70,877
Ryder System, Inc.
2.80%, 3/01/2022 65,000 64,792
2.50%, 9/01/2024 50,000 48,912
Stanley Black & Decker, Inc.
2.90%, 11/01/2022 70,000 72,633
4.00%, 3/15/2060 25,000 24,811
Union Pacific Corp.
2.95%, 3/01/2022 50,000 51,829
3.15%, 3/01/2024 50,000 53,551
United Parcel Service, Inc., 2.50%, 4/01/2023 50,000 52,170
Waste Management, Inc., 2.90%, 9/15/2022 65,000 67,467
WRKCo , Inc., 3.00%, 9/15/2024 65,000 65,597
2,150,950
Technology – 8.0%
Adobe, Inc., 1.70%, 2/01/2023 50,000 51,331
Analog Devices, Inc., 2.50%, 12/05/2021 65,000 65,609
Apple, Inc.
2.50%, 2/09/2022 75,000 77,350
2.30%, 5/11/2022 75,000 77,476
1.70%, 9/11/2022 50,000 51,294
2.10%, 9/12/2022 50,000 51,672
1.80%, 9/11/2024 100,000 103,679
2.50%, 2/09/2025 50,000 53,441
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.00%, 1/15/2022 100,000 101,882
3.63%, 1/15/2024 50,000 52,263
Broadcom, Inc., 3.63%, 10/15/2024
a
50,000 52,679
Dell International LLC / EMC Corp.
4.42%, 6/15/2021
a
50,000 50,817
4.00%, 7/15/2024
a
70,000 71,070
Fiserv, Inc., 2.75%, 7/01/2024 85,000 89,306
Hewlett Packard Enterprise Co., 2.25%,
4/01/2023 75,000 76,085
HP, Inc., 4.30%, 6/01/2021 25,000 25,700
Intel Corp.
2.35%, 5/11/2022 70,000 72,225
2.70%, 6/17/2024 65,000 69,114
3.40%, 3/25/2025 25,000 27,648
International Business Machines Corp., 3.00%,
5/15/2024 150,000 160,599
LAM Research Corp., 3.80%, 3/15/2025 25,000 27,508
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.2% (continued)
Technology – 8.0% (continued)
Microsoft Corp.
1.55%, 8/08/2021 50,000 50,629
2.40%, 2/06/2022 80,000 82,255
3.63%, 12/15/2023 75,000 82,745
2.70%, 2/12/2025 25,000 27,115
Oracle Corp.
2.80%, 7/08/2021 50,000 51,124
2.50%, 5/15/2022 75,000 77,159
2.40%, 9/15/2023 100,000 104,607
2.95%, 11/15/2024 50,000 53,611
QUALCOMM, Inc., 2.90%, 5/20/2024 50,000 53,329
Seagate HDD Cayman, 4.75%, 1/01/2025 50,000 51,675
Texas Instruments, Inc., 1.85%, 5/15/2022 50,000 51,093
VMware, Inc., 2.95%, 8/21/2022 50,000 50,735
Xilinx, Inc., 2.95%, 6/01/2024 55,000 57,840
2,202,665
Utilities – 4.7%
Alabama Power Co., Series 17A, 2.45%,
3/30/2022 50,000 51,367
Ameren Corp., 2.50%, 9/15/2024 40,000 41,378
Berkshire Hathaway Energy Co., 3.75%,
11/15/2023 50,000 54,345
CenterPoint Energy, Inc., 2.50%, 9/01/2022 50,000 51,102
Dominion Energy Gas Holdings LLC, 3.60%,
12/15/2024 75,000 81,258
Dominion Energy, Inc.
3.07%, 8/15/2024
b
50,000 52,432
5.75%, 10/01/2054 25,000 25,000
DTE Energy Co.
Series B, 2.60%, 6/15/2022 50,000 50,667
Series C, 2.53%, 10/01/2024 25,000 25,478
Duke Energy Corp.
3.55%, 9/15/2021 25,000 25,618
3.75%, 4/15/2024 50,000 54,424
Duke Energy Progress LLC, 3.00%, 9/15/2021 50,000 51,038
Edison International, 3.55%, 11/15/2024 25,000 25,789
Emera US Finance LP, 2.70%, 6/15/2021 25,000 25,133
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 58,891
Evergy , Inc., 2.45%, 9/15/2024 25,000 25,863
Eversource Energy, Series K, 2.75%, 3/15/2022 50,000 51,329
FirstEnergy Corp., 2.05%, 3/01/2025 25,000 25,188
Iberdrola International BV, 5.81%, 3/15/2025 35,000 40,667
National Rural Utilities Cooperative Finance
Corp., 2.30%, 9/15/2022 65,000 66,836
NextEra Energy Capital Holdings, Inc.
4.50%, 6/01/2021 50,000 51,281
3.15%, 4/01/2024 50,000 53,191
PECO Energy Co., 2.38%, 9/15/2022 65,000 66,664
Public Service Enterprise Group, Inc., 2.00%,
11/15/2021 65,000 65,523
Sempra Energy, 2.90%, 2/01/2023 50,000 51,631
Southern California Edison Co., Series B, 2.40%,
2/01/2022 65,000 65,821
Southern Co. (The), 2.35%, 7/01/2021 25,000 25,278
Southern Power Co., Series E, 2.50%,
12/15/2021 50,000 50,734
1,313,926

a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $517,545 or 1.88% of net asset.
b
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
c
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
d
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Total Corporate Bonds (cost $27,406,904) 27,375,121
Investment Companies – 1.1% Shares
Registered Investment Companies – 1.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
c,d
(cost $299,316) 299,316 299,316
Total Investments (cost $27,706,220) 100.3% 27,674,437
Liabilities, Less Cash and Receivables (0.3)% (74,006)
Net Assets 100.0% 27,600,431
Description
Value
4/24/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 299,316 — — — 299,316 1.1 2
Total — 299,316 — — — 299,316 1.1 2
Portfolio Summary (Unaudited)
†
Value (%)
Financial 42.8
Consumer, Non-cyclical 15.9
Technology 8.0
Industrial 7.8
Energy 6.9
Consumer, Cyclical 6.1
Communications 5.6
Utilities 4.7
Basic Materials 1.4
Registered Investment Companies 1.1
100.3
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5%
Basic Materials – 5.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024
a
50,000 50,451
Allegheny Technologies, Inc.
7.88%, 8/15/2023 25,000 22,907
5.88%, 12/01/2027 13,000 10,704
Arconic Corp., 6.13%, 2/15/2028
a
10,000 9,479
Aruba Investments, Inc., 8.75%, 2/15/2023
a
15,000 14,780
Ashland LLC, 4.75%, 8/15/2022 10,000 10,444
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
a
20,000 17,517
Barminco Finance Pty Ltd., 6.63%, 5/15/2022
a
5,000 4,759
Big River Steel LLC / BRS Finance Corp., 7.25%,
9/01/2025
a
25,000 23,435
Blue Cube Spinco LLC
9.75%, 10/15/2023 25,000 26,071
10.00%, 10/15/2025 20,000 21,183
Carpenter Technology Corp.
5.20%, 7/15/2021 5,000 5,052
4.45%, 3/01/2023 5,000 4,842
Cascades, Inc., 5.75%, 7/15/2023
a
10,000 9,993
Century Aluminum Co., 7.50%, 6/01/2021
a
15,000 13,542
CF Industries, Inc.
3.45%, 6/01/2023 25,000 25,273
5.15%, 3/15/2034 25,000 26,115
4.95%, 6/01/2043 15,000 15,318
5.38%, 3/15/2044 15,000 15,526
Chemours Co. (The)
6.63%, 5/15/2023 50,000 47,430
5.38%, 5/15/2027 5,000 4,237
Clearwater Paper Corp., 4.50%, 2/01/2023 6,000 5,875
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024
a
10,000 8,677
5.75%, 3/01/2025 13,000 9,296
6.75%, 3/15/2026
a
15,000 13,090
5.88%, 6/01/2027 15,000 9,276
6.25%, 10/01/2040 12,000 6,302
Commercial Metals Co.
4.88%, 5/15/2023 5,000 5,026
5.75%, 4/15/2026 5,000 4,965
5.38%, 7/15/2027 5,000 4,890
Compass Minerals International, Inc., 4.88%,
7/15/2024
a
17,000 16,678
Constellium SE, 5.75%, 5/15/2024
a
36,000 34,728
Cornerstone Chemical Co., 6.75%, 8/15/2024
a
20,000 16,184
CVR Partners LP / CVR Nitrogen Finance Corp.,
9.25%, 6/15/2023
a
15,000 13,291
Eldorado Gold Corp., 9.50%, 6/01/2024
a
20,000 21,344
Element Solutions, Inc., 5.88%, 12/01/2025
a
30,000 29,789
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/2022
a
15,000 15,034
5.13%, 3/15/2023
a
10,000 10,090
5.13%, 5/15/2024
a
15,000 15,234
4.50%, 9/15/2027
a
10,000 9,783
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Basic Materials – 5.6% (continued)
Freeport-McMoRan, Inc.
3.55%, 3/01/2022 15,000 15,133
3.88%, 3/15/2023 40,000 40,072
4.55%, 11/14/2024 15,000 15,035
5.00%, 9/01/2027 10,000 9,747
4.13%, 3/01/2028 15,000 13,920
5.25%, 9/01/2029 10,000 9,882
4.25%, 3/01/2030 10,000 9,325
5.40%, 11/14/2034 15,000 13,857
5.45%, 3/15/2043 40,000 36,692
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
a
12,000 11,550
Hecla Mining Co., 7.25%, 2/15/2028 12,000 11,848
Hudbay Minerals, Inc.
7.25%, 1/15/2023
a
12,000 11,058
7.63%, 1/15/2025
a
12,000 10,943
INEOS Group Holdings SA, 5.63%, 8/01/2024
a
23,000 22,310
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
a
5,000 4,019
Ingevity Corp., 4.50%, 2/01/2026
a
11,000 9,749
Innophos Holdings, Inc., 9.38%, 2/15/2028
a
12,000 11,537
Joseph T Ryerson & Son, Inc., 11.00%,
5/15/2022
a
12,000 11,670
Kaiser Aluminum Corp., 4.63%, 3/01/2028
a
13,000 12,113
Mercer International, Inc.
6.50%, 2/01/2024 5,000 4,841
7.38%, 1/15/2025 20,000 19,380
5.50%, 1/15/2026 10,000 8,806
Methanex Corp.
4.25%, 12/01/2024 30,000 26,917
5.25%, 12/15/2029 40,000 33,731
Mineral Resources Ltd., 8.13%, 5/01/2027
a
15,000 15,342
Neon Holdings, Inc., 10.13%, 4/01/2026
a
15,000 13,500
New Gold, Inc.
6.25%, 11/15/2022
a
16,000 16,007
6.38%, 5/15/2025
a
11,000 10,592
Novelis Corp.
5.88%, 9/30/2026
a
35,000 34,058
4.75%, 1/30/2030
a
38,000 33,665
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
a
20,000 18,889
Olin Corp.
5.50%, 8/15/2022 5,000 5,082
5.13%, 9/15/2027 11,000 10,114
5.63%, 8/01/2029 23,000 20,801
5.00%, 2/01/2030 10,000 8,799
PolyOne Corp., 5.25%, 3/15/2023 23,000 23,922
PQ Corp., 5.75%, 12/15/2025
a
15,000 14,873
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
a
17,000 14,737
Resolute Forest Products, Inc., 5.88%,
5/15/2023 7,000 5,752
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
a
7,000 6,930
Smurfit Kappa Treasury Funding DAC, 7.50%,
11/20/2025 15,000 17,834
TPC Group, Inc., 10.50%, 8/01/2024
a
20,000 16,369
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
a
20,000 17,082
Tronox Finance PLC, 5.75%, 10/01/2025
a
23,000 20,998

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Basic Materials – 5.6% (continued)
U.S. Steel Corp., 6.25%, 3/15/2026
b
15,000 9,522
Valvoline, Inc., 4.25%, 2/15/2030
a
25,000 24,322
WR Grace & Co.-Conn
5.13%, 10/01/2021
a
26,000 26,158
5.63%, 10/01/2024
a
11,000 11,034
1,399,127
Communications – 19.2%
Altice Financing SA, 7.50%, 5/15/2026
a
80,000 83,459
Altice France Holding SA, 6.00%, 2/15/2028
a
35,000 31,915
Altice France SA
7.38%, 5/01/2026
a
100,000 104,566
8.13%, 2/01/2027
a
55,000 59,265
5.50%, 1/15/2028
a
32,000 32,247
AMC Networks, Inc.
5.00%, 4/01/2024 20,000 19,421
4.75%, 8/01/2025
b
17,000 15,689
Belo Corp.
7.75%, 6/01/2027 13,000 13,455
7.25%, 9/15/2027 5,000 4,949
Block Communications, Inc., 4.88%, 3/01/2028
a
15,000 14,966
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88%, 4/01/2024
a
45,000 46,264
5.38%, 5/01/2025
a
25,000 25,671
5.50%, 5/01/2026
a
40,000 41,496
5.13%, 5/01/2027
a
65,000 67,519
5.88%, 5/01/2027
a
30,000 31,269
5.00%, 2/01/2028
a
65,000 66,810
5.38%, 6/01/2029
a
40,000 42,189
4.50%, 8/15/2030
a
70,000 70,935
4.50%, 5/01/2032
a
40,000 39,781
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021 25,000 25,553
Series T, 5.80%, 3/15/2022 30,000 30,756
Series W, 6.75%, 12/01/2023 5,000 5,266
Series Y, 7.50%, 4/01/2024 32,000 34,710
5.13%, 12/15/2026
a
16,000 15,311
4.00%, 2/15/2027
a
16,000 15,656
Series P, 7.60%, 9/15/2039 10,000 10,223
Series U, 7.65%, 3/15/2042 10,000 10,117
Cincinnati Bell, Inc., 7.00%, 7/15/2024
a
25,000 25,258
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
a
6,000 5,643
Cogent Communications Group, Inc., 5.38%,
3/01/2022
a
10,000 10,251
CommScope Technologies LLC, 6.00%,
6/15/2025
a
35,000 31,170
CommScope, Inc.
5.50%, 6/15/2024
a
38,000 34,139
6.00%, 3/01/2026
a
10,000 10,021
8.25%, 3/01/2027
a
11,000 10,553
Consolidated Communications, Inc., 6.50%,
10/01/2022 15,000 13,600
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 19.2% (continued)
CSC Holdings LLC
6.75%, 11/15/2021 22,000 22,941
5.88%, 9/15/2022 22,000 22,984
5.25%, 6/01/2024 25,000 26,180
5.50%, 5/15/2026
a
27,000 28,060
5.38%, 2/01/2028
a
26,000 26,967
7.50%, 4/01/2028
a
45,000 49,525
5.75%, 1/15/2030
a
100,000 103,979
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
a
31,000 25,298
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
a
70,000 53,217
6.63%, 8/15/2027
a
50,000 27,428
DISH DBS Corp.
6.75%, 6/01/2021 42,000 42,070
5.88%, 7/15/2022 48,000 48,265
5.00%, 3/15/2023 52,000 49,575
5.88%, 11/15/2024 59,000 56,818
7.75%, 7/01/2026 55,000 54,175
DKT Finance ApS, 9.38%, 6/17/2023
a
20,000 20,082
EIG Investors Corp., 10.88%, 2/01/2024 27,000 23,160
Embarq Corp., 8.00%, 6/01/2036 42,000 43,892
Entercom Media Corp.
7.25%, 11/01/2024
a
6,000 3,780
6.50%, 5/01/2027
a
11,000 8,087
EW Scripps Co. (The), 5.13%, 5/15/2025
a
10,000 8,552
GCI LLC
6.63%, 6/15/2024
a
15,000 15,526
6.88%, 4/15/2025 11,000 11,380
Getty Images, Inc., 9.75%, 3/01/2027
a
15,000 11,110
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
a
22,000 22,604
Gogo Intermediate Holdings LLC / Gogo Finance
Co., Inc., 9.88%, 5/01/2024
a
11,000 9,014
Gray Television, Inc.
5.13%, 10/15/2024
a
13,000 12,827
5.88%, 7/15/2026
a
12,000 11,614
7.00%, 5/15/2027
a
20,000 20,100
Hughes Satellite Systems Corp.
7.63%, 6/15/2021 20,000 20,763
6.63%, 8/01/2026 20,000 21,332
iHeartCommunications, Inc.
6.38%, 5/01/2026 25,000 23,691
8.38%, 5/01/2027 40,000 33,194
Intelsat Jackson Holdings SA
9.50%, 9/30/2022
a,c
10,000 11,102
8.00%, 2/15/2024
a,c
25,000 25,490
Intrado Corp., 8.50%, 10/15/2025
a
35,000 24,441
Lamar Media Corp.
5.00%, 5/01/2023 13,000 12,997
5.75%, 2/01/2026 23,000 23,425
Level 3 Financing, Inc.
5.63%, 2/01/2023 25,000 25,032
5.38%, 5/01/2025 15,000 15,225
5.25%, 3/15/2026 30,000 30,848
4.63%, 9/15/2027
a
30,000 30,029

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 19.2% (continued)
Liberty Interactive LLC
8.50%, 7/15/2029
b
5,000 4,317
8.25%, 2/01/2030 20,000 17,671
Match Group, Inc.
5.00%, 12/15/2027
a
13,000 13,594
5.63%, 2/15/2029
a
5,000 5,235
4.13%, 8/01/2030
a
25,000 24,376
MDC Partners, Inc., 6.50%, 5/01/2024
a
13,000 10,069
Meredith Corp., 6.88%, 2/01/2026 35,000 29,960
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
a
15,000 15,213
National CineMedia LLC, 5.88%, 4/15/2028
a
5,000 3,600
Netflix, Inc.
5.50%, 2/15/2022 25,000 26,004
5.88%, 2/15/2025 25,000 27,463
4.38%, 11/15/2026 30,000 31,636
4.88%, 4/15/2028 45,000 47,922
5.88%, 11/15/2028 50,000 56,603
6.38%, 5/15/2029 25,000 29,338
5.38%, 11/15/2029
a
30,000 33,136
4.88%, 6/15/2030
a
30,000 32,013
Nexstar Broadcasting, Inc.
5.63%, 8/01/2024
a
39,000 38,170
5.63%, 7/15/2027
a
20,000 19,114
Nokia OYJ
3.38%, 6/12/2022 23,000 23,214
4.38%, 6/12/2027 23,000 23,278
NortonLifeLock, Inc.
3.95%, 6/15/2022 20,000 20,361
5.00%, 4/15/2025
a
35,000 35,181
ORBCOMM, Inc., 8.00%, 4/01/2024
a
7,000 6,444
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.63%, 2/15/2024 13,000 13,056
5.00%, 8/15/2027
a
10,000 9,558
4.63%, 3/15/2030
a
20,000 18,448
Plantronics, Inc., 5.50%, 5/31/2023
a
12,000 9,628
Qualitytech LP / QTS Finance Corp., 4.75%,
11/15/2025
a
8,000 8,051
Qwest Corp., 6.75%, 12/01/2021 30,000 31,348
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 2/15/2023
a
13,000 12,870
6.63%, 2/15/2025
a
15,000 14,934
Salem Media Group, Inc., 6.75%, 6/01/2024
a
10,000 7,859
Scripps Escrow, Inc., 5.88%, 7/15/2027
a
20,000 17,030
Sinclair Television Group, Inc.
5.63%, 8/01/2024
a
11,000 10,127
5.88%, 3/15/2026
a
7,000 6,010
5.13%, 2/15/2027
a
11,000 9,343
5.50%, 3/01/2030
a
11,000 9,129
Sirius XM Radio, Inc.
3.88%, 8/01/2022
a
30,000 30,167
4.63%, 5/15/2023
a
20,000 20,116
4.63%, 7/15/2024
a
40,000 40,816
5.38%, 4/15/2025
a
30,000 30,927
5.38%, 7/15/2026
a
30,000 31,193
5.00%, 8/01/2027
a
40,000 41,010
5.50%, 7/01/2029
a
35,000 36,933
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 19.2% (continued)
Sprint Capital Corp.
6.88%, 11/15/2028 60,000 72,473
8.75%, 3/15/2032 40,000 56,217
Sprint Communications, Inc.
11.50%, 11/15/2021 30,000 33,542
6.00%, 11/15/2022 60,000 63,397
Sprint Corp.
7.25%, 9/15/2021 55,000 57,688
7.88%, 9/15/2023 95,000 106,719
7.13%, 6/15/2024 60,000 67,310
7.63%, 2/15/2025 40,000 46,002
TEGNA, Inc.
4.88%, 9/15/2021
a
7,000 6,976
5.50%, 9/15/2024
a
22,000 22,279
4.63%, 3/15/2028
a
43,000 38,591
5.00%, 9/15/2029
a
11,000 9,804
Telecom Italia Capital SA
6.38%, 11/15/2033 20,000 21,619
6.00%, 9/30/2034 20,000 20,805
7.20%, 7/18/2036 30,000 33,929
7.72%, 6/04/2038 20,000 23,239
Telefonaktiebolaget LM Ericsson, 4.13%,
5/15/2022 35,000 36,263
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
a
13,000 12,774
6.50%, 10/15/2027
a
20,000 18,905
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
a
30,000 24,749
T-Mobile USA, Inc.
4.00%, 4/15/2022 20,000 20,456
6.00%, 3/01/2023 40,000 40,423
6.00%, 4/15/2024 30,000 30,616
6.38%, 3/01/2025 45,000 46,388
6.50%, 1/15/2026 50,000 52,786
4.50%, 2/01/2026 30,000 30,925
5.38%, 4/15/2027 20,000 21,135
4.75%, 2/01/2028 40,000 42,010
Townsquare Media, Inc., 6.50%, 4/01/2023
a
10,000 8,839
Trilogy International Partners LLC / Trilogy
International Finance, Inc., 8.88%,
5/01/2022
a
15,000 13,994
U.S. Cellular Corp., 6.70%, 12/15/2033 10,000 10,564
Uber Technologies, Inc.
7.50%, 11/01/2023
a
15,000 15,039
7.50%, 9/15/2027
a
32,000 32,516
Univision Communications, Inc.
5.13%, 5/15/2023
a
8,000 7,673
5.13%, 2/15/2025
a
38,000 33,639
VeriSign, Inc.
5.25%, 4/01/2025 10,000 10,956
4.75%, 7/15/2027 25,000 26,615
ViacomCBS, Inc.
5.88%, 2/28/2057 25,000 23,040
6.25%, 2/28/2057 12,000 11,881
ViaSat, Inc.
5.63%, 9/15/2025
a
20,000 18,970
5.63%, 4/15/2027
a
7,000 6,928

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Communications – 19.2% (continued)
Videotron Ltd.
5.00%, 7/15/2022 27,000 27,922
5.38%, 6/15/2024
a
20,000 21,197
Virgin Media Finance PLC, 6.00%, 10/15/2024
a
25,000 25,329
Vodafone Group PLC, 7.00%, 4/04/2079 50,000 57,224
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
a
56,000 54,377
6.13%, 3/01/2028
a
48,000 45,229
Ziggo Bond Co. BV, 6.00%, 1/15/2027
a
25,000 25,464
Ziggo BV, 5.50%, 1/15/2027
a
55,000 56,000
4,830,753
Consumer, Cyclical – 19.4%
1011778 BC ULC / New Red Finance, Inc.
5.00%, 10/15/2025
a
65,000 65,253
3.88%, 1/15/2028
a
30,000 29,071
Adient US LLC, 7.00%, 5/15/2026
a
7,000 6,964
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
a
5,000 3,732
Allison Transmission, Inc.
5.00%, 10/01/2024
a
35,000 33,600
5.88%, 6/01/2029
a
20,000 19,388
American Airlines Group, Inc., 3.75%,
3/01/2025
a
7,000 3,253
American Axle & Manufacturing, Inc.
6.25%, 4/01/2025 15,000 11,432
6.25%, 3/15/2026 10,000 7,442
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/2026
a
10,000 10,052
4.00%, 1/15/2028
a
15,000 14,304
Anixter, Inc., 5.50%, 3/01/2023 8,000 8,211
Aramark Services, Inc.
5.00%, 4/01/2025
a
25,000 24,271
5.00%, 2/01/2028
a
26,000 25,277
Asbury Automotive Group, Inc., 4.75%,
3/01/2030
a
11,000 9,206
Ashton Woods USA LLC / Ashton Woods Finance
Co., 6.63%, 1/15/2028
a
15,000 12,297
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025
a
32,000 28,234
4.50%, 11/15/2026
a
13,000 12,414
Beazer Homes USA, Inc., 5.88%, 10/15/2027 10,000 7,738
Bed Bath & Beyond, Inc.
3.75%, 8/01/2024 12,000 7,424
5.17%, 8/01/2044 5,000 2,166
Boyd Gaming Corp.
6.38%, 4/01/2026 5,000 4,537
6.00%, 8/15/2026 25,000 22,603
4.75%, 12/01/2027
a
35,000 29,955
Boyne USA, Inc., 7.25%, 5/01/2025
a
15,000 15,015
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp.
6.38%, 5/15/2025
a
15,000 14,976
4.88%, 2/15/2030
a
20,000 16,491
Buena Vista Gaming Authority, 13.00%,
4/01/2023
a
20,000 16,949
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/2025
a
20,000 20,399
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 19.4% (continued)
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.25%, 10/15/2025
a
27,000 21,232
Caleres, Inc., 6.25%, 8/15/2023 6,000 5,341
Carvana Co., 8.88%, 10/01/2023
a
25,000 24,478
Cedar Fair LP / Canada's Wonderland Co.
/ Magnum Management Corp., 5.38%,
6/01/2024 10,000 9,351
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC, 5.38%, 4/15/2027 20,000 17,869
Century Communities, Inc.
5.88%, 7/15/2025 7,000 6,470
6.75%, 6/01/2027 36,000 31,615
Churchill Downs, Inc.
5.50%, 4/01/2027
a
35,000 33,730
4.75%, 1/15/2028
a
35,000 32,836
Cinemark USA, Inc., 5.13%, 12/15/2022 10,000 8,549
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026
a,d
10,000 6,719
Core & Main Holdings LP, 8.63%, 9/15/2024
a,d
15,000 14,670
Dana Financing Luxembourg Sarl
5.75%, 4/15/2025
a
7,000 6,330
6.50%, 6/01/2026
a
7,000 6,470
Dana, Inc., 5.50%, 12/15/2024 8,000 7,531
Delta Air Lines, Inc.
3.63%, 3/15/2022 30,000 26,794
3.80%, 4/19/2023 20,000 16,968
2.90%, 10/28/2024 30,000 23,657
4.38%, 4/19/2028 20,000 14,784
3.75%, 10/28/2029 25,000 17,567
Diamond Resorts International, Inc., 7.75%,
9/01/2023
a
10,000 8,049
DriveTime Automotive Group, Inc. / Bridgecrest
Acceptance Corp., 8.00%, 6/01/2021
a
15,000 13,539
eG Global Finance PLC, 6.75%, 2/07/2025
a
22,000 19,885
Eldorado Resorts, Inc.
7.00%, 8/01/2023 15,000 14,473
6.00%, 4/01/2025 43,000 42,204
Enterprise Development Authority (The),
12.00%, 7/15/2024
a
15,000 13,534
Fiat Chrysler Automobiles NV, 5.25%,
4/15/2023 37,000 36,871
FirstCash, Inc., 5.38%, 6/01/2024
a
7,000 6,906
Ford Motor Co.
9.00%, 4/22/2025 70,000 68,461
4.35%, 12/08/2026 25,000 19,989
6.63%, 10/01/2028 50,000 41,722
7.45%, 7/16/2031 25,000 21,160
4.75%, 1/15/2043 25,000 16,052
5.29%, 12/08/2046 25,000 16,974

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 19.4% (continued)
Ford Motor Credit Co. LLC
3.81%, 10/12/2021 50,000 47,638
5.60%, 1/07/2022 70,000 68,067
3.34%, 3/28/2022 50,000 46,397
2.98%, 8/03/2022 50,000 45,704
3.55%, 10/07/2022 50,000 46,629
3.09%, 1/09/2023 50,000 45,048
3.10%, 5/04/2023 50,000 44,190
3.81%, 1/09/2024 50,000 44,383
4.06%, 11/01/2024 50,000 43,807
4.13%, 8/04/2025 50,000 42,781
4.39%, 1/08/2026 50,000 43,555
4.54%, 8/01/2026 25,000 21,441
5.11%, 5/03/2029 40,000 34,273
Forestar Group, Inc., 5.00%, 3/01/2028
a
15,000 13,118
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
a
17,000 14,181
Goodyear Tire & Rubber Co. (The), 5.00%,
5/31/2026
b
5,000 4,351
Group 1 Automotive, Inc., 5.00%, 6/01/2022 17,000 16,359
H&E Equipment Services, Inc., 5.63%,
9/01/2025 20,000 19,048
Hanesbrands, Inc.
4.63%, 5/15/2024
a
8,000 8,006
4.88%, 5/15/2026
a
20,000 20,154
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/2024 30,000 29,076
5.13%, 5/01/2026 40,000 39,521
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower, Inc., 6.13%,
12/01/2024 13,000 11,921
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.63%, 4/01/2025 30,000 29,423
IAA, Inc., 5.50%, 6/15/2027
a
17,000 16,985
IHO Verwaltungs GmbH, 6.00%, 5/15/2027
a,d
20,000 16,853
Installed Building Products, Inc., 5.75%,
2/01/2028
a
15,000 14,388
International Game Technology PLC
6.50%, 2/15/2025
a
23,000 22,565
6.25%, 1/15/2027
a
23,000 22,332
IRB Holding Corp., 6.75%, 2/15/2026
a
25,000 20,840
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
a
20,000 15,150
Jaguar Land Rover Automotive PLC, 5.63%,
2/01/2023
a
16,000 13,078
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
a
15,000 14,573
KAR Auction Services, Inc., 5.13%, 6/01/2025
a
45,000 38,553
KB Home
7.00%, 12/15/2021 11,000 11,381
7.50%, 9/15/2022 13,000 13,900
7.63%, 5/15/2023 11,000 11,578
6.88%, 6/15/2027
b
10,000 10,550
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC, 5.00%, 6/01/2024
a
35,000 36,103
KGA Escrow LLC, 7.50%, 8/15/2023
a
15,000 13,652
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 19.4% (continued)
L Brands, Inc.
5.63%, 2/15/2022 45,000 39,591
6.69%, 1/15/2027 15,000 10,531
5.25%, 2/01/2028 10,000 7,182
6.95%, 3/01/2033 15,000 8,547
6.75%, 7/01/2036 15,000 10,950
7.60%, 7/15/2037 15,000 8,636
Lennar Corp.
6.25%, 12/15/2021 13,000 13,344
5.38%, 10/01/2022 6,000 6,220
4.75%, 11/15/2022 25,000 25,520
4.88%, 12/15/2023 16,000 16,499
4.50%, 4/30/2024 25,000 25,544
4.75%, 5/30/2025 20,000 20,546
5.25%, 6/01/2026 15,000 15,600
5.00%, 6/15/2027 10,000 10,182
4.75%, 11/29/2027 30,000 30,936
LGI Homes, Inc., 6.88%, 7/15/2026
a
7,000 6,510
Lions Gate Capital Holdings LLC
6.38%, 2/01/2024
a
11,000 10,227
5.88%, 11/01/2024
a
28,000 25,669
Lithia Motors, Inc., 4.63%, 12/15/2027
a
7,000 6,616
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
a
40,000 35,549
5.63%, 3/15/2026
a
11,000 9,716
4.75%, 10/15/2027
a
25,000 21,157
LTF Merger Sub, Inc., 8.50%, 6/15/2023
a
15,000 12,140
M/I Homes, Inc.
5.63%, 8/01/2025 10,000 9,206
4.95%, 2/01/2028
a
8,000 7,033
Macy's Retail Holdings, Inc.
3.88%, 1/15/2022 30,000 25,257
2.88%, 2/15/2023 20,000 14,380
3.63%, 6/01/2024 30,000 21,260
5.13%, 1/15/2042
b
30,000 17,623
Marriott Ownership Resorts, Inc., 4.75%,
1/15/2028
a
15,000 13,231
Marriott Ownership Resorts, Inc. / ILG LLC,
6.50%, 9/15/2026 25,000 23,860
Mattamy Group Corp., 4.63%, 3/01/2030
a
23,000 20,519
Mattel, Inc.
3.15%, 3/15/2023 5,000 4,603
6.75%, 12/31/2025
a
40,000 40,618
5.88%, 12/15/2027
a
25,000 24,497
Meritage Homes Corp.
7.00%, 4/01/2022 29,000 29,810
6.00%, 6/01/2025 12,000 12,346
Meritor, Inc., 6.25%, 2/15/2024 12,000 11,797
MGM China Holdings Ltd., 5.38%, 5/15/2024
a
25,000 24,430
MGM Resorts International
7.75%, 3/15/2022 5,000 5,086
6.00%, 3/15/2023 23,000 22,309
5.50%, 4/15/2027 15,000 13,772
Michael Kors USA, Inc., 4.25%, 11/01/2024
a
20,000 15,623
Mobile Mini, Inc., 5.88%, 7/01/2024 15,000 15,308
Motion Bondco DAC, 6.63%, 11/15/2027
a
10,000 8,022

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 19.4% (continued)
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 12,436
4.75%, 9/15/2029 20,000 20,626
Navistar International Corp., 6.63%,
11/01/2025
a
12,000 10,282
NCL Corp. Ltd., 3.63%, 12/15/2024
a
5,000 3,211
Newell Brands, Inc.
4.00%, 6/15/2022 5,000 5,036
4.35%, 4/01/2023 30,000 30,550
4.70%, 4/01/2026 40,000 40,389
5.88%, 4/01/2036 16,000 16,765
6.00%, 4/01/2046 26,000 26,765
Panther BF Aggregator 2 LP / Panther Finance
Co., Inc.
6.25%, 5/15/2026
a
25,000 25,141
8.50%, 5/15/2027
a
45,000 38,120
Penn National Gaming, Inc., 5.63%, 1/15/2027
a
5,000 4,163
Penske Automotive Group, Inc.
5.75%, 10/01/2022 12,000 11,609
5.50%, 5/15/2026 36,000 33,386
Performance Food Group, Inc.
5.50%, 6/01/2024
a
8,000 7,809
5.50%, 10/15/2027
a
35,000 33,231
PetSmart, Inc.
7.13%, 3/15/2023
a
45,000 43,079
5.88%, 6/01/2025
a
30,000 30,212
8.88%, 6/01/2025
a
20,000 19,568
PulteGroup, Inc.
5.50%, 3/01/2026 25,000 26,623
5.00%, 1/15/2027 25,000 25,960
7.88%, 6/15/2032 10,000 11,541
6.38%, 5/15/2033 11,000 11,785
6.00%, 2/15/2035 6,000 6,354
QVC, Inc.
5.13%, 7/02/2022 20,000 19,608
4.38%, 3/15/2023 25,000 24,082
4.85%, 4/01/2024 20,000 19,041
4.45%, 2/15/2025 20,000 18,323
4.75%, 2/15/2027 20,000 18,117
5.45%, 8/15/2034 15,000 11,792
5.95%, 3/15/2043 15,000 11,622
Reliance Intermediate Holdings LP, 6.50%,
4/01/2023
a
15,000 15,141
Resideo Funding, Inc., 6.13%, 11/01/2026
a
20,000 17,510
Rite Aid Corp., 6.13%, 4/01/2023
a
48,000 43,849
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 25,000 18,156
7.50%, 10/15/2027 15,000 11,785
3.70%, 3/15/2028 20,000 13,101
Sabre GLBL, Inc.
5.38%, 4/15/2023
a
15,000 13,970
5.25%, 11/15/2023
a
13,000 12,102
Sally Holdings LLC / Sally Capital, Inc., 5.50%,
11/01/2023 12,000 10,530
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 19.4% (continued)
Scientific Games International, Inc.
5.00%, 10/15/2025
a
22,000 19,201
8.25%, 3/15/2026
a
5,000 3,792
7.00%, 5/15/2028
a
11,000 7,935
7.25%, 11/15/2029
a
10,000 7,152
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
a
20,000 17,265
Six Flags Entertainment Corp.
4.88%, 7/31/2024
a
25,000 21,999
5.50%, 4/15/2027
a,b
15,000 13,088
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
a
11,000 9,339
SRS Distribution, Inc., 8.25%, 7/01/2026
a,b
15,000 13,799
Staples, Inc.
7.50%, 4/15/2026
a
45,000 35,195
10.75%, 4/15/2027
a
25,000 13,999
Stars Group Holdings BV / Stars Group US Co.-
Borrower LLC, 7.00%, 7/15/2026
a
36,000 37,299
Station Casinos LLC, 5.00%, 10/01/2025
a
25,000 20,835
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.50%, 6/01/2024 12,000 11,673
5.75%, 3/01/2025 15,000 14,700
5.88%, 3/01/2027 20,000 19,234
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
a
15,000 12,770
Superior Plus LP / Superior General Partner,
Inc., 7.00%, 7/15/2026
a
15,000 15,027
Taylor Morrison Communities, Inc.
6.00%, 9/01/2023
a
15,000 14,520
5.88%, 1/31/2025
a
15,000 14,178
6.63%, 7/15/2027
a
15,000 13,735
5.75%, 1/15/2028
a
15,000 13,596
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
a
15,000 14,482
5.63%, 3/01/2024
a
13,000 12,228
Tempur Sealy International, Inc.
5.63%, 10/15/2023 16,000 15,772
5.50%, 6/15/2026 25,000 23,966
Tesla, Inc., 5.30%, 8/15/2025
a
50,000 48,996
Titan International, Inc., 6.50%, 11/30/2023 5,000 2,314
Toll Brothers Finance Corp.
5.88%, 2/15/2022 7,000 7,200
5.63%, 1/15/2024 7,000 7,172
4.88%, 3/15/2027 13,000 13,166
TRI Pointe Group, Inc.
4.88%, 7/01/2021 15,000 14,715
5.25%, 6/01/2027 15,000 13,525
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 15,000 14,829
Truck Hero, Inc., 8.50%, 4/21/2024
a
15,000 12,446
Under Armour, Inc., 3.25%, 6/15/2026 10,000 9,019
United Airlines Holdings, Inc.
4.25%, 10/01/2022 10,000 8,236
5.00%, 2/01/2024 10,000 7,656
4.88%, 1/15/2025 10,000 7,268
Viking Cruises Ltd., 5.88%, 9/15/2027
a
30,000 20,164

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Cyclical – 19.4% (continued)
Vista Outdoor, Inc., 5.88%, 10/01/2023 20,000 18,778
VOC Escrow Ltd., 5.00%, 2/15/2028
a
25,000 19,694
Wabash National Corp., 5.50%, 10/01/2025
a
8,000 6,560
William Carter Co. (The), 5.63%, 3/15/2027
a
25,000 25,327
Williams Scotsman International, Inc., 6.88%,
8/15/2023
a
16,000 16,128
WMG Acquisition Corp., 5.50%, 4/15/2026
a
15,000 15,370
Wolverine Escrow LLC
8.50%, 11/15/2024
a
20,000 14,075
9.00%, 11/15/2026
a
30,000 20,983
13.13%, 11/15/2027
a
20,000 12,139
Wyndham Destinations, Inc.
4.25%, 3/01/2022 12,000 11,538
3.90%, 3/01/2023 10,000 8,739
5.40%, 4/01/2024 17,000 14,999
6.35%, 10/01/2025 25,000 22,223
5.75%, 4/01/2027 11,000 9,657
4.63%, 3/01/2030
a
12,000 10,196
Wyndham Hotels & Resorts, Inc., 5.38%,
4/15/2026
a
21,000 19,327
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
4.25%, 5/30/2023
a
20,000 18,648
5.50%, 3/01/2025
a
45,000 39,942
5.25%, 5/15/2027
a
25,000 21,715
Wynn Macau Ltd., 5.13%, 12/15/2029
a
50,000 47,066
Yum! Brands, Inc.
3.88%, 11/01/2023 7,000 7,095
7.75%, 4/01/2025
a
35,000 38,214
4.75%, 1/15/2030
a
40,000 40,782
6.88%, 11/15/2037 5,000 5,109
5.35%, 11/01/2043 5,000 4,748
ZF North America Capital, Inc.
4.50%, 4/29/2022
a
20,000 20,282
4.75%, 4/29/2025
a
27,000 25,138
4,876,315
Consumer, Non-cyclical – 18.7%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023 25,000 23,928
6.50%, 3/01/2024 13,000 12,442
Adani Abbot Point Terminal Pty Ltd., 4.45%,
12/15/2022
a,b
21,000 16,823
ADT Security Corp. (The)
6.25%, 10/15/2021 42,000 43,037
3.50%, 7/15/2022 30,000 29,401
4.13%, 6/15/2023 23,000 22,683
4.88%, 7/15/2032
a
15,000 13,344
Ahern Rentals, Inc., 7.38%, 5/15/2023
a
25,000 12,308
AHP Health Partners, Inc., 9.75%, 7/15/2026
a
20,000 19,779
Air Medical Group Holdings, Inc., 6.38%,
5/15/2023
a
20,000 18,569
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.50%, 2/15/2023
a
25,000 24,746
7.50%, 3/15/2026
a
23,000 25,163
4.63%, 1/15/2027
a
35,000 35,319
4.88%, 2/15/2030
a
25,000 25,362
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 18.7% (continued)
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
a
40,000 41,370
9.75%, 7/15/2027
a
28,000 28,745
AMN Healthcare, Inc.
5.13%, 10/01/2024
a
15,000 15,042
4.63%, 10/01/2027
a
15,000 14,769
APX Group, Inc.
7.88%, 12/01/2022 20,000 19,038
7.63%, 9/01/2023 15,000 11,939
6.75%, 2/15/2027
a
20,000 17,200
ASGN, Inc., 4.63%, 5/15/2028
a
25,000 23,042
Avantor, Inc., 6.00%, 10/01/2024
a
40,000 42,216
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc., 6.38%, 4/01/2024
a
10,000 6,152
Avon International Capital PLC, 6.50%,
8/15/2022
a
8,000 7,534
Avon International Operations, Inc., 7.88%,
8/15/2022
a
25,000 24,427
Avon Products, Inc., 7.00%, 3/15/2023 8,000 7,600
B&G Foods, Inc., 5.25%, 9/15/2027 12,000 12,147
Bausch Health Americas, Inc.
9.25%, 4/01/2026
a
28,000 31,007
8.50%, 1/31/2027
a
45,000 49,585
Bausch Health Cos., Inc.
7.00%, 3/15/2024
a
50,000 52,121
6.13%, 4/15/2025
a
90,000 91,122
5.50%, 11/01/2025
a
30,000 31,167
9.00%, 12/15/2025
a
45,000 49,112
7.00%, 1/15/2028
a
33,000 34,279
5.00%, 1/30/2028
a
50,000 48,149
7.25%, 5/30/2029
a
17,000 18,171
5.25%, 1/30/2030
a
25,000 24,706
Brink's Co. (The), 4.63%, 10/15/2027
a
25,000 23,615
Capitol Investment Merger Sub 2 LLC, 10.00%,
8/01/2024
a,b
15,000 14,356
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%,
5/01/2025
a
12,000 11,395
Carriage Services, Inc., 6.63%, 6/01/2026
a
10,000 9,950
Catalent Pharma Solutions, Inc., 5.00%,
7/15/2027
a
20,000 20,417
Centene Corp.
5.25%, 4/01/2025
a
35,000 36,273
5.38%, 6/01/2026
a
50,000 52,983
5.38%, 8/15/2026
a
25,000 26,615
4.25%, 12/15/2027
a
65,000 67,998
4.63%, 12/15/2029
a
85,000 93,037
3.38%, 2/15/2030
a
55,000 55,407
Central Garden & Pet Co.
6.13%, 11/15/2023 12,000 12,154
5.13%, 2/01/2028 5,000 5,079
Charles River Laboratories International, Inc.,
5.50%, 4/01/2026
a
20,000 20,869

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 18.7% (continued)
CHS/Community Health Systems, Inc.
6.25%, 3/31/2023 60,000 56,388
8.63%, 1/15/2024
a
20,000 19,601
8.13%, 6/30/2024
a
25,000 17,058
6.63%, 2/15/2025
a
30,000 27,775
8.00%, 3/15/2026
a
40,000 38,330
8.00%, 12/15/2027
a
15,000 14,079
6.88%, 4/01/2028
a
35,000 12,204
Clearwater Seafoods, Inc., 6.88%, 5/01/2025
a
15,000 13,755
Cott Holdings, Inc., 5.50%, 4/01/2025
a
20,000 20,106
Coty, Inc., 6.50%, 4/15/2026
a
25,000 21,094
Darling Ingredients, Inc., 5.25%, 4/15/2027
a
8,000 8,066
Edgewell Personal Care Co.
4.70%, 5/19/2021 6,000 6,032
4.70%, 5/24/2022 20,000 20,324
Elanco Animal Health, Inc.
4.66%, 8/27/2021 20,000 20,489
5.02%, 8/28/2023 27,000 28,922
5.65%, 8/28/2028 32,000 35,408
Encompass Health Corp.
5.13%, 3/15/2023 6,000 5,964
5.75%, 9/15/2025 20,000 20,068
4.50%, 2/01/2028 20,000 20,180
ENDO Dac / ENDO Finance LLC / ENDO Finco,
Inc., 6.00%, 2/01/2025
a
27,000 19,322
Fresh Market, Inc. (The), 9.75%, 5/01/2023
a
30,000 19,056
Garda World Security Corp., 4.63%, 2/15/2027
a
15,000 14,592
Gartner, Inc., 5.13%, 4/01/2025
a
30,000 30,931
Graham Holdings Co., 5.75%, 6/01/2026
a
11,000 11,024
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
a
15,000 13,050
HCA, Inc.
5.88%, 5/01/2023 13,000 13,930
8.36%, 4/15/2024 6,000 6,636
5.38%, 2/01/2025 63,000 67,742
5.88%, 2/15/2026 42,000 46,991
5.38%, 9/01/2026 25,000 27,099
7.05%, 12/01/2027 5,000 5,462
5.63%, 9/01/2028 20,000 22,184
5.88%, 2/01/2029 25,000 28,693
3.50%, 9/01/2030 55,000 52,687
Herc Holdings, Inc., 5.50%, 7/15/2027
a
35,000 33,175
Hertz Corp. (The)
7.63%, 6/01/2022
a
10,000 3,804
7.13%, 8/01/2026
a
25,000 5,404
6.00%, 1/15/2028
a
30,000 5,202
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
a
15,000 12,817
Hill-Rom Holdings, Inc., 4.38%, 9/15/2027
a
25,000 25,490
Hologic, Inc., 4.38%, 10/15/2025
a
30,000 30,315
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
a
37,000 38,524
Immucor, Inc., 11.13%, 2/15/2022
a
15,000 13,500
Ingles Markets, Inc., 5.75%, 6/15/2023 25,000 25,229
JBS Investments II GmbH, 7.00%, 1/15/2026
a
26,000 27,002
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%,
2/15/2028
a
25,000 26,790
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
a
35,000 36,981
5.50%, 1/15/2030
a
35,000 35,495
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 18.7% (continued)
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
a
10,000 10,599
Korn Ferry, 4.63%, 12/15/2027
a
15,000 13,965
Kraft Heinz Foods Co.
3.38%, 6/15/2021 6,000 6,085
3.50%, 6/06/2022 35,000 35,972
4.00%, 6/15/2023 25,000 25,942
3.95%, 7/15/2025 48,000 50,453
3.00%, 6/01/2026 38,000 37,900
4.63%, 1/30/2029 25,000 26,405
3.75%, 4/01/2030
a
25,000 25,507
6.75%, 3/15/2032 5,000 6,193
5.00%, 7/15/2035 25,000 26,790
6.88%, 1/26/2039 13,000 15,649
7.13%, 8/01/2039
a
25,000 30,156
4.63%, 10/01/2039
a
15,000 14,899
6.50%, 2/09/2040 25,000 29,476
5.00%, 6/04/2042 40,000 40,681
5.20%, 7/15/2045 40,000 41,381
4.38%, 6/01/2046 60,000 57,319
4.88%, 10/01/2049
a
30,000 30,015
Kronos Acquisition Holdings, Inc., 9.00%,
8/15/2023
a
25,000 21,708
Lamb Weston Holdings, Inc., 4.88%,
11/01/2026
a
30,000 30,135
LifePoint Health, Inc., 4.38%, 2/15/2027
a
20,000 18,802
Magellan Health, Inc., 4.90%, 9/22/2024 11,000 10,716
MEDNAX, Inc., 6.25%, 1/15/2027
a
22,000 19,912
Molina Healthcare, Inc.
5.38%, 11/15/2022 25,000 25,874
4.88%, 6/15/2025
a
15,000 15,130
MPH Acquisition Holdings LLC, 7.13%,
6/01/2024
a
40,000 35,667
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
a
38,000 36,738
Nielsen Finance LLC / Nielsen Finance Co.,
5.00%, 4/15/2022
a
20,000 19,672
One Call Corp., 10.00%, 10/01/2024
a
20,000 17,255
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA
6.63%, 5/15/2022
a
20,000 18,398
7.25%, 2/01/2028
a
21,000 19,115
Par Pharmaceutical, Inc., 7.50%, 4/01/2027
a
8,000 8,142
Pilgrim's Pride Corp., 5.75%, 3/15/2025
a
30,000 30,302
Polaris Intermediate Corp., 8.50%,
12/01/2022
a,d
49,000 41,098
Post Holdings, Inc.
5.00%, 8/15/2026
a
45,000 44,804
5.75%, 3/01/2027
a
40,000 41,067
5.63%, 1/15/2028
a
30,000 30,514
5.50%, 12/15/2029
a
25,000 25,197
4.63%, 4/15/2030
a
35,000 34,351
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
a
20,000 19,633
5.75%, 4/15/2026
a
35,000 34,532
6.25%, 1/15/2028
a
35,000 31,362
Radiology Partners, Inc., 9.25%, 2/01/2028
a
20,000 19,049
Refinitiv US Holdings, Inc., 8.25%, 11/15/2026
a
38,000 42,166
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
a
36,000 38,499

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Consumer, Non-cyclical – 18.7% (continued)
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
a
22,000 22,220
RR Donnelley & Sons Co., 6.50%, 11/15/2023 6,000 5,429
Safeway, Inc., 7.25%, 2/01/2031 15,000 15,660
Select Medical Corp., 6.25%, 8/15/2026
a
26,000 25,023
Service Corp. International, 5.13%, 6/01/2029 28,000 29,309
ServiceMaster Co. LLC (The), 5.13%,
11/15/2024
a
40,000 40,536
Sigma Holdco BV, 7.88%, 5/15/2026
a
25,000 23,772
Simmons Foods, Inc., 5.75%, 11/01/2024
a
20,000 18,752
Sotheby's, 7.38%, 10/15/2027
a
20,000 16,852
Spectrum Brands, Inc.
5.75%, 7/15/2025 30,000 29,909
5.00%, 10/01/2029
a
15,000 14,325
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
a
5,000 4,334
10.00%, 4/15/2027
a
15,000 14,061
Teleflex, Inc.
4.88%, 6/01/2026 16,000 16,292
4.63%, 11/15/2027 20,000 20,764
Tenet Healthcare Corp.
8.13%, 4/01/2022 71,000 71,580
6.75%, 6/15/2023 16,000 15,976
4.63%, 7/15/2024 12,000 11,860
4.63%, 9/01/2024
a
20,000 19,669
5.13%, 5/01/2025 26,000 24,421
7.00%, 8/01/2025 11,000 10,297
4.88%, 1/01/2026
a
40,000 39,520
6.25%, 2/01/2027
a
15,000 14,777
5.13%, 11/01/2027
a
27,000 26,813
6.88%, 11/15/2031 21,000 17,793
Tms International Holding Corp., 7.25%,
8/15/2025
a
15,000 11,225
TreeHouse Foods, Inc., 6.00%, 2/15/2024
a
25,000 25,619
United Rentals North America, Inc.
5.50%, 7/15/2025 17,000 17,211
4.63%, 10/15/2025 20,000 19,637
5.88%, 9/15/2026 27,000 27,768
6.50%, 12/15/2026 6,000 6,229
5.50%, 5/15/2027 20,000 20,204
4.88%, 1/15/2028 20,000 20,062
5.25%, 1/15/2030 25,000 24,980
4.00%, 7/15/2030 20,000 18,798
US Foods, Inc., 5.88%, 6/15/2024
a
20,000 19,068
US Renal Care, Inc., 10.63%, 7/15/2027
a
20,000 19,803
Vector Group Ltd., 6.13%, 2/01/2025
a
30,000 29,100
Verscend Escrow Corp., 9.75%, 8/15/2026
a
35,000 36,456
WEX, Inc., 4.75%, 2/01/2023
a
6,000 5,796
WW International, Inc., 8.63%, 12/01/2025
a
6,000 5,961
4,691,748
Diversified – 0.1%
Stena International SA, 6.13%, 2/01/2025
a
23,000 20,072
VistaJet Malta Finance PLC / XO Management
Holding, Inc., 10.50%, 6/01/2024
a
17,000 13,569
33,641
Energy – 10.4%
AI Candelaria Spain SLU, 7.50%, 12/15/2028
a
21,000 19,075
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 10.4% (continued)
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
a
5,000 3,270
American Midstream Partners LP / American
Midstream Finance Corp., 9.50%,
12/15/2021
a
20,000 18,419
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
5.38%, 9/15/2024 15,000 11,691
5.75%, 3/01/2027
a
25,000 18,661
5.75%, 1/15/2028
a
25,000 18,404
Antero Resources Corp.
5.38%, 11/01/2021 20,000 17,904
5.13%, 12/01/2022
b
30,000 20,959
Apergy Corp., 6.38%, 5/01/2026 10,000 8,201
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
a
10,000 7,542
6.25%, 4/01/2028
a
20,000 15,077
Ascent Resources Utica Holdings LLC / ARU
Finance Corp., 10.00%, 4/01/2022
a
20,000 16,395
Baytex Energy Corp., 5.63%, 6/01/2024
a
5,000 1,800
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
6.13%, 11/15/2022
a
25,000 20,699
6.63%, 7/15/2026
a
20,000 13,329
Buckeye Partners LP
4.15%, 7/01/2023 20,000 18,690
4.35%, 10/15/2024 15,000 13,840
4.13%, 3/01/2025
a
15,000 13,870
3.95%, 12/01/2026 16,000 14,455
4.50%, 3/01/2028
a
15,000 13,489
5.85%, 11/15/2043 6,000 4,332
5.60%, 10/15/2044 5,000 3,518
Calumet Specialty Products Partners LP /
Calumet Finance Corp., 11.00%, 4/15/2025
a
10,000 7,745
Cenovus Energy, Inc.
4.25%, 4/15/2027 21,000 16,513
5.25%, 6/15/2037 15,000 10,113
6.75%, 11/15/2039 25,000 17,762
5.40%, 6/15/2047 15,000 9,970
Centennial Resource Production LLC, 6.88%,
4/01/2027
a
10,000 2,965
Cheniere Energy Partners LP
5.25%, 10/01/2025 40,000 38,219
5.63%, 10/01/2026 21,000 20,174
Chesapeake Energy Corp., 11.50%, 1/01/2025
a
45,000 1,350
CNX Midstream Partners LP / CNX Midstream
Finance Corp., 6.50%, 3/15/2026
a
20,000 16,587
CNX Resources Corp.
5.88%, 4/15/2022 30,000 29,823
7.25%, 3/14/2027
a
10,000 8,950
Comstock Resources, Inc.
7.50%, 5/15/2025
a
20,000 16,653
9.75%, 8/15/2026 15,000 12,963

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 10.4% (continued)
Continental Resources, Inc.
5.00%, 9/15/2022 35,000 32,822
4.50%, 4/15/2023 40,000 35,434
3.80%, 6/01/2024 20,000 16,666
4.38%, 1/15/2028 20,000 15,391
4.90%, 6/01/2044 15,000 10,419
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
6.25%, 4/01/2023 15,000 10,902
5.63%, 5/01/2027
a
25,000 16,134
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
a
25,000 20,227
CSI Compressco LP / CSI Compressco Finance,
Inc., 7.25%, 8/15/2022 12,000 3,900
CVR Energy, Inc.
5.25%, 2/15/2025
a
25,000 20,478
5.75%, 2/15/2028
a
10,000 8,448
DCP Midstream Operating LP
5.13%, 5/15/2029 20,000 14,886
8.13%, 8/16/2030 15,000 11,749
6.45%, 11/03/2036
a
15,000 8,740
6.75%, 9/15/2037
a
15,000 8,885
5.60%, 4/01/2044 20,000 10,801
Denbury Resources, Inc., 9.00%, 5/15/2021
a
10,000 1,770
Endeavor Energy Resources LP / EER Finance,
Inc.
5.50%, 1/30/2026
a
20,000 17,663
5.75%, 1/30/2028
a
30,000 26,747
Energy Ventures Gom LLC / EnVen Finance
Corp., 11.00%, 2/15/2023
a
5,000 2,814
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 6,282
4.15%, 6/01/2025 15,000 9,324
4.85%, 7/15/2026 25,000 15,296
Ensign Drilling, Inc., 9.25%, 4/15/2024
a
15,000 4,347
EQM Midstream Partners LP
4.75%, 7/15/2023 55,000 51,978
4.00%, 8/01/2024 25,000 22,545
4.13%, 12/01/2026 30,000 25,574
5.50%, 7/15/2028 5,000 4,446
EQT Corp.
4.88%, 11/15/2021 5,000 4,850
3.00%, 10/01/2022
b
15,000 14,153
6.13%, 2/01/2025 20,000 19,176
3.90%, 10/01/2027 25,000 21,017
7.00%, 2/01/2030 20,000 18,790
FTS International, Inc., 6.25%, 5/01/2022 12,000 2,968
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 13,000 11,030
6.50%, 10/01/2025 13,000 10,985
6.25%, 5/15/2026 5,000 4,174
7.75%, 2/01/2028 39,000 33,258
Global Marine, Inc., 7.00%, 6/01/2028 6,000 1,528
Global Partners LP / GLP Finance Corp.
7.00%, 6/15/2023 7,000 5,917
7.00%, 8/01/2027 10,000 8,043
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 10.4% (continued)
Gulfport Energy Corp.
6.38%, 5/15/2025 10,000 4,734
6.38%, 1/15/2026 10,000 4,599
Hess Midstream Operations LP, 5.63%,
2/15/2026
a
25,000 23,244
HighPoint Operating Corp.
7.00%, 10/15/2022 6,000 1,776
8.75%, 6/15/2025 10,000 2,915
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/2024
a
10,000 5,621
5.75%, 10/01/2025
a
10,000 5,523
6.25%, 11/01/2028
a
25,000 12,967
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
a
25,000 22,686
Indigo Natural Resources LLC, 6.88%,
2/15/2026
a
15,000 13,930
Laredo Petroleum, Inc., 10.13%, 1/15/2028 5,000 2,039
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
a
20,000 16,122
Matador Resources Co., 5.88%, 9/15/2026 20,000 10,067
MEG Energy Corp.
6.50%, 1/15/2025
a
10,000 8,184
7.13%, 2/01/2027
a
35,000 24,050
Moss Creek Resources Holdings, Inc., 10.50%,
5/15/2027
a
10,000 3,707
Murphy Oil Corp.
4.45%, 12/01/2022 5,000 3,992
6.88%, 8/15/2024 10,000 7,140
5.75%, 8/15/2025 12,000 8,240
Nabors Industries, Inc.
4.63%, 9/15/2021 5,000 3,181
5.75%, 2/01/2025 15,000 3,420
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
a
7,000 5,887
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023 10,000 6,775
7.50%, 4/15/2026 10,000 6,499
Noble Holding International Ltd., 7.88%,
2/01/2026
a
15,000 3,488
NuStar Logistics LP
4.75%, 2/01/2022 12,000 11,055
6.00%, 6/01/2026 20,000 18,054
5.63%, 4/28/2027 20,000 18,000

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 10.4% (continued)
Occidental Petroleum Corp.
2.60%, 8/13/2021 45,000 42,118
3.13%, 2/15/2022 30,000 27,288
2.70%, 8/15/2022 50,000 43,471
2.70%, 2/15/2023
b
35,000 30,048
6.95%, 7/01/2024 25,000 21,467
2.90%, 8/15/2024
b
75,000 56,253
3.50%, 6/15/2025 30,000 21,625
3.40%, 4/15/2026 35,000 25,090
3.00%, 2/15/2027 30,000 20,656
7.50%, 5/01/2031 30,000 23,003
7.88%, 9/15/2031 15,000 11,486
6.45%, 9/15/2036 50,000 36,910
7.95%, 6/15/2039 13,000 9,873
4.30%, 8/15/2039 30,000 18,959
6.60%, 3/15/2046 35,000 25,895
4.40%, 4/15/2046 40,000 24,416
4.20%, 3/15/2048 35,000 21,139
Pacific Drilling SA, 8.38%, 10/01/2023
a
15,000 3,297
Par Petroleum LLC / Par Petroleum Finance
Corp., 7.75%, 12/15/2025
a
15,000 10,559
Parkland Fuel Corp., 5.88%, 7/15/2027
a
20,000 19,277
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 1/15/2025
a
20,000 18,072
5.25%, 8/15/2025
a
15,000 13,228
4.13%, 2/15/2028
a
15,000 12,171
Pattern Energy Group, Inc., 5.88%, 2/01/2024
a
17,000 17,176
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029 16,000 10,606
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/2025 25,000 18,959
6.00%, 2/15/2028
a
30,000 21,364
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 10,000 7,572
PDC Energy, Inc., 5.75%, 5/15/2026 6,000 4,636
Precision Drilling Corp., 5.25%, 11/15/2024 25,000 9,413
QEP Resources, Inc.
5.25%, 5/01/2023 15,000 5,025
5.63%, 3/01/2026 10,000 3,147
Range Resources Corp.
5.00%, 8/15/2022 10,000 9,263
5.00%, 3/15/2023
b
15,000 13,402
4.88%, 5/15/2025
b
15,000 11,620
Rockies Express Pipeline LLC
3.60%, 5/15/2025
a
25,000 22,587
4.95%, 7/15/2029
a
25,000 22,148
4.80%, 5/15/2030
a
20,000 17,119
6.88%, 4/15/2040
a
25,000 21,986
Seven Generations Energy Ltd.
6.75%, 5/01/2023
a
15,000 13,617
6.88%, 6/30/2023
a
15,000 13,554
SM Energy Co.
6.75%, 9/15/2026 10,000 2,714
6.63%, 1/15/2027 10,000 2,730
Southwestern Energy Co.
6.20%, 1/23/2025 6,000 5,320
7.50%, 4/01/2026 7,000 6,278
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Energy – 10.4% (continued)
Sunoco LP / Sunoco Finance Corp.
4.88%, 1/15/2023 5,000 4,894
5.50%, 2/15/2026 20,000 19,200
5.88%, 3/15/2028 16,000 15,233
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
6.00%, 3/01/2027
a
20,000 13,159
5.50%, 1/15/2028
a
30,000 20,280
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
5.25%, 5/01/2023 25,000 23,747
4.25%, 11/15/2023 20,000 18,177
5.13%, 2/01/2025 20,000 17,969
5.88%, 4/15/2026 30,000 26,932
5.38%, 2/01/2027 20,000 17,004
Teine Energy Ltd., 6.88%, 9/30/2022
a
5,000 4,803
TerraForm Power Operating LLC
5.00%, 1/31/2028
a
5,000 5,240
4.75%, 1/15/2030
a
17,000 17,448
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 12,737
Transocean, Inc.
7.25%, 11/01/2025
a
15,000 5,686
7.50%, 4/15/2031 10,000 2,148
6.80%, 3/15/2038 20,000 4,233
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 12,000 9,894
6.88%, 9/01/2027 15,000 12,292
Vantage Drilling International, 9.25%,
11/15/2023
a
5,000 2,628
Viper Energy Partners LP, 5.38%, 11/01/2027
a
10,000 8,885
W&T Offshore, Inc., 9.75%, 11/01/2023
a
15,000 4,937
Weatherford International Ltd., 11.00%,
12/01/2024
a
35,000 25,927
Western Midstream Operating LP
4.00%, 7/01/2022 20,000 19,496
3.10%, 2/01/2025 27,000 24,619
4.65%, 7/01/2026 17,000 15,151
4.75%, 8/15/2028 15,000 13,200
4.05%, 2/01/2030
b
35,000 31,937
5.30%, 3/01/2048 25,000 18,809
5.25%, 2/01/2050 30,000 23,588
WPX Energy, Inc.
8.25%, 8/01/2023 7,000 6,680
5.25%, 9/15/2024 11,000 9,884
5.25%, 10/15/2027 10,000 8,706
4.50%, 1/15/2030 10,000 8,194
2,622,113
Financial – 8.5%
Acrisure LLC / Acrisure Finance, Inc.
8.13%, 2/15/2024
a
25,000 25,738
7.00%, 11/15/2025
a
25,000 22,431
10.13%, 8/01/2026
a
15,000 15,066
AG Issuer LLC, 6.25%, 3/01/2028
a
20,000 17,590
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer, 6.75%, 10/15/2027
a
20,000 19,949
Ally Financial, Inc., 5.75%, 11/20/2025 27,000 27,662
AmWINS Group, Inc., 7.75%, 7/01/2026
a
20,000 20,640

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 8.5% (continued)
Apollo Investment Corp., 5.25%, 3/03/2025 5,000 4,043
Ardonagh Midco 3 PLC, 8.63%, 7/15/2023
a
23,000 21,160
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
5.75%, 5/15/2026
a
30,000 23,991
CIT Group, Inc.
5.00%, 8/15/2022 35,000 35,034
5.00%, 8/01/2023 16,000 15,654
4.75%, 2/16/2024 13,000 12,546
6.13%, 3/09/2028 20,000 20,785
Compass Group Diversified Holdings LLC,
8.00%, 5/01/2026
a
10,000 10,501
CoreCivic, Inc.
4.63%, 5/01/2023 13,000 12,406
4.75%, 10/15/2027 10,000 8,344
Credit Acceptance Corp.
5.13%, 12/31/2024
a
23,000 20,208
6.63%, 3/15/2026 12,000 10,800
Curo Group Holdings Corp., 8.25%, 9/01/2025
a
21,000 16,934
Deutsche Bank AG, 4.50%, 4/01/2025 50,000 47,269
Diversified Healthcare Trust, 4.75%, 2/15/2028 5,000 4,303
Dresdner Funding Trust I, 8.15%, 6/30/2031
a
50,000 63,523
Enova International, Inc.
8.50%, 9/01/2024
a
13,000 11,381
8.50%, 9/15/2025
a
12,000 10,770
ESH Hospitality, Inc., 5.25%, 5/01/2025
a
30,000 28,193
Fairstone Financial, Inc., 7.88%, 7/15/2024
a
15,000 14,172
FelCor Lodging LP, 6.00%, 6/01/2025 15,000 14,252
Fidelity & Guaranty Life Holdings, Inc., 5.50%,
5/01/2025
a
20,000 21,113
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
a
12,000 11,601
Freedom Mortgage Corp.
10.75%, 4/01/2024
a
15,000 13,905
8.13%, 11/15/2024
a
15,000 12,288
FS Energy & Power Fund, 7.50%, 8/15/2023
a
17,000 11,064
Genworth Holdings, Inc., 7.63%, 9/24/2021 15,000 14,236
GEO Group, Inc. (The)
5.88%, 1/15/2022 10,000 9,298
5.13%, 4/01/2023 5,000 4,177
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
a
50,000 30,187
Goeasy Ltd., 5.38%, 12/01/2024
a
20,000 17,881
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
a
20,000 18,178
GTCR AP Finance, Inc., 8.00%, 5/15/2027
a
15,000 14,172
HAT Holdings I LLC / HAT Holdings II LLC,
5.25%, 7/15/2024
a
20,000 19,900
HUB International Ltd., 7.00%, 5/01/2026
a
35,000 34,844
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.75%, 2/01/2024 10,000 10,005
4.75%, 9/15/2024 5,000 4,740
6.25%, 5/15/2026 15,000 14,722
Intesa Sanpaolo SpA
5.02%, 6/26/2024
a
26,000 26,230
5.71%, 1/15/2026
a
35,000 35,786
Iron Mountain US Holdings, Inc., 5.38%,
6/01/2026
a
8,000 7,979
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 8.5% (continued)
Iron Mountain, Inc.
5.75%, 8/15/2024 35,000 34,534
4.88%, 9/15/2027
a
11,000 10,777
4.88%, 9/15/2029
a
41,000 39,252
iStar, Inc.
5.25%, 9/15/2022 20,000 18,211
4.25%, 8/01/2025 22,000 17,830
Kennedy-Wilson, Inc., 5.88%, 4/01/2024 45,000 43,014
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.88%, 8/01/2021
a
5,000 4,472
5.25%, 3/15/2022
a
19,000 15,768
5.25%, 10/01/2025
a
15,000 10,912
LPL Holdings, Inc.
5.75%, 9/15/2025
a
30,000 29,638
4.63%, 11/15/2027
a
31,000 29,444
Mack-Cali Realty LP, 4.50%, 4/18/2022 5,000 4,233
MGIC Investment Corp., 5.75%, 8/15/2023 13,000 12,981
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 19,000 19,304
4.50%, 9/01/2026 20,000 19,372
5.75%, 2/01/2027 25,000 25,330
MPT Operating Partnership LP / MPT Finance
Corp.
5.50%, 5/01/2024 12,000 12,105
5.25%, 8/01/2026 8,000 8,092
5.00%, 10/15/2027 31,000 31,612
4.63%, 8/01/2029 20,000 19,878
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023
a
30,000 28,804
9.13%, 7/15/2026
a
25,000 23,970
6.00%, 1/15/2027
a
20,000 17,199
Navient Corp.
7.25%, 1/25/2022 21,000 20,606
6.50%, 6/15/2022 15,000 14,532
5.50%, 1/25/2023 29,000 27,097
6.13%, 3/25/2024 8,000 7,401
5.88%, 10/25/2024 23,000 21,226
5.63%, 8/01/2033 13,000 9,944
Newmark Group, Inc., 6.13%, 11/15/2023 11,000 10,150
NFP Corp., 8.00%, 7/15/2025
a
12,000 11,431
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022
a
5,000 3,783
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
a
15,000 14,550
Quicken Loans, Inc.
5.75%, 5/01/2025
a
30,000 29,429
5.25%, 1/15/2028
a
30,000 29,375
Radian Group, Inc., 4.50%, 10/01/2024 10,000 9,489
RBS Capital Trust II, 6.43%
e
13,000 17,690
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
a
7,000 5,323
9.38%, 4/01/2027
a
10,000 6,992
Royal Bank of Scotland Group PLC, 7.65%
e
15,000 20,670
Ryman Hospitality Properties, Inc., 4.75%,
10/15/2027
a
15,000 13,111
SBA Communications Corp., 3.88%, 2/15/2027
a
30,000 30,619
SLM Corp., 5.13%, 4/05/2022 11,000 9,960

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Financial – 8.5% (continued)
Springleaf Finance Corp.
7.75%, 10/01/2021 28,000 27,775
6.13%, 5/15/2022 32,000 31,602
8.25%, 10/01/2023 6,000 5,853
6.13%, 3/15/2024 46,000 43,095
6.88%, 3/15/2025 21,000 19,854
6.63%, 1/15/2028 20,000 17,649
5.38%, 11/15/2029 17,000 14,229
Starwood Property Trust, Inc., 4.75%,
3/15/2025 8,000 6,851
Synovus Financial Corp., 5.90%, 2/07/2029 16,000 15,183
TMX Finance LLC / TitleMax Finance Corp.,
11.13%, 4/01/2023
a
20,000 15,048
UniCredit SpA, 7.30%, 4/02/2034
a
25,000 27,283
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
a
10,000 7,748
7.88%, 2/15/2025
a
60,000 57,650
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC
6.00%, 4/15/2023
a
25,000 23,398
8.25%, 10/15/2023 20,000 16,619
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
a
30,000 28,421
4.25%, 12/01/2026
a
40,000 37,444
3.75%, 2/15/2027
a
30,000 27,880
4.13%, 8/15/2030
a
20,000 18,204
Washington Prime Group LP, 6.45%, 8/15/2024 25,000 13,455
WeWork Cos., Inc., 7.88%, 5/01/2025
a
15,000 6,243
2,139,245
Industrial – 9.2%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
a
15,000 14,828
AECOM, 5.13%, 3/15/2027 13,000 13,234
Amsted Industries, Inc.
5.63%, 7/01/2027
a
15,000 15,151
4.63%, 5/15/2030
a
15,000 13,925
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
a
20,000 12,595
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc., 6.00%, 2/15/2025
a
52,000 52,097
Ball Corp.
5.00%, 3/15/2022 25,000 25,912
4.00%, 11/15/2023 30,000 31,021
5.25%, 7/01/2025 30,000 33,167
4.88%, 3/15/2026 25,000 26,869
Berry Global, Inc., 4.88%, 7/15/2026
a
30,000 30,680
BMC East LLC, 5.50%, 10/01/2024
a
10,000 9,577
Boise Cascade Co., 5.63%, 9/01/2024
a
12,000 11,971
Bombardier, Inc.
8.75%, 12/01/2021
a
19,000 15,826
6.00%, 10/15/2022
a
19,000 14,254
6.13%, 1/15/2023
a
13,000 9,280
7.50%, 12/01/2024
a
37,000 24,801
7.88%, 4/15/2027
a
29,000 19,103
Brand Industrial Services, Inc., 8.50%,
7/15/2025
a
20,000 15,049
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 9.2% (continued)
Builders FirstSource, Inc.
6.75%, 6/01/2027
a
17,000 17,535
5.00%, 3/01/2030
a
25,000 21,586
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
a
25,000 23,242
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
a
15,000 15,172
Clean Harbors, Inc.
4.88%, 7/15/2027
a
16,000 16,540
5.13%, 7/15/2029
a
8,000 8,145
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
a
15,000 12,356
Colfax Corp.
6.00%, 2/15/2024
a
20,000 20,313
6.38%, 2/15/2026
a
10,000 10,336
Cornerstone Building Brands, Inc., 8.00%,
4/15/2026
a
20,000 17,004
Covanta Holding Corp.
5.88%, 3/01/2024 13,000 12,869
5.88%, 7/01/2025 15,000 14,511
6.00%, 1/01/2027 11,000 10,560
CPG Merger Sub LLC, 8.00%, 10/01/2021
a
10,000 9,846
Crown Americas LLC / Crown Americas Capital
Corp. IV, 4.50%, 1/15/2023 30,000 30,740
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 10,952
Energizer Holdings, Inc.
5.50%, 6/15/2025
a
16,000 16,293
6.38%, 7/15/2026
a
20,000 20,815
7.75%, 1/15/2027
a
13,000 13,814
EnerSys
5.00%, 4/30/2023
a
6,000 5,930
4.38%, 12/15/2027
a
8,000 7,745
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 9,748
Flex Acquisition Co., Inc.
6.88%, 1/15/2025
a
20,000 19,408
7.88%, 7/15/2026
a
20,000 19,358
Fly Leasing Ltd., 5.25%, 10/15/2024 15,000 12,282
Fortress Transportation & Infrastructure
Investors LLC
6.75%, 3/15/2022
a
20,000 18,056
6.50%, 10/01/2025
a
10,000 8,211
Foxtrot Escrow Issuer LLC / Foxtrot Escrow
Corp., 12.25%, 11/15/2026
a
25,000 20,624
Frontdoor, Inc., 6.75%, 8/15/2026
a
15,000 15,401
FXI Holdings, Inc., 7.88%, 11/01/2024
a
20,000 14,571
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
a
25,000 22,732
Graphic Packaging International LLC
4.88%, 11/15/2022 5,000 5,050
4.13%, 8/15/2024 10,000 10,102
4.75%, 7/15/2027
a
13,000 13,441
3.50%, 3/15/2028
a
11,000 10,508
Greif, Inc., 6.50%, 3/01/2027
a
25,000 25,167
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023
a
25,000 24,705
Harsco Corp., 5.75%, 7/31/2027
a
10,000 9,489
Hillenbrand, Inc., 4.50%, 9/15/2026 15,000 13,736
Hillman Group, Inc. (The), 6.38%, 7/15/2022
a
13,000 10,024
Husky III Holding Ltd., 13.00%, 2/15/2025
a,d
20,000 17,805
Ingram Micro, Inc., 5.00%, 8/10/2022 20,000 18,856

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 9.2% (continued)
JELD-WEN, Inc.
4.63%, 12/15/2025
a
5,000 4,499
4.88%, 12/15/2027
a
21,000 18,517
Kenan Advantage Group, Inc. (The), 7.88%,
7/31/2023
a
20,000 16,720
Koppers, Inc., 6.00%, 2/15/2025
a
10,000 8,179
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
a
12,000 11,843
LABL Escrow Issuer LLC
6.75%, 7/15/2026
a
25,000 25,826
10.50%, 7/15/2027
a
20,000 19,858
Louisiana-Pacific Corp., 4.88%, 9/15/2024 21,000 20,557
LSB Industries, Inc., 9.63%, 5/01/2023
a
11,000 10,253
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
a
6,000 5,439
Masonite International Corp.
5.75%, 9/15/2026
a
6,000 5,852
5.38%, 2/01/2028
a
13,000 12,467
MasTec, Inc., 4.88%, 3/15/2023 11,000 10,833
Matthews International Corp., 5.25%,
12/01/2025
a
8,000 7,275
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
a
38,000 35,075
7.25%, 4/15/2025
a
35,000 27,348
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
a
20,000 18,854
Moog, Inc., 4.25%, 12/15/2027
a
22,000 20,705
New Enterprise Stone & Lime Co., Inc.
10.13%, 4/01/2022
a
16,000 15,887
6.25%, 3/15/2026
a
15,000 14,103
Norbord, Inc., 6.25%, 4/15/2023
a
6,000 5,928
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022
a
20,000 20,219
5.88%, 8/15/2023
a
20,000 20,381
6.38%, 8/15/2025
a
10,000 10,199
Pactiv LLC, 7.95%, 12/15/2025 11,000 11,477
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 10,000 7,667
Plastipak Holdings, Inc., 6.25%, 10/15/2025
a
20,000 18,044
RBS Global, Inc. / Rexnord LLC, 4.88%,
12/15/2025
a
25,000 24,459
Sealed Air Corp.
5.25%, 4/01/2023
a
10,000 10,428
5.13%, 12/01/2024
a
15,000 15,784
5.50%, 9/15/2025
a
15,000 15,922
6.88%, 7/15/2033
a
13,000 14,186
Sensata Technologies BV
4.88%, 10/15/2023
a
20,000 20,294
5.63%, 11/01/2024
a
25,000 25,439
5.00%, 10/01/2025
a
15,000 14,966
Sensata Technologies, Inc., 4.38%, 2/15/2030
a
11,000 10,826
Signature Aviation US Holdings, Inc.
5.38%, 5/01/2026
a
20,000 18,458
4.00%, 3/01/2028
a
15,000 12,947
Spirit AeroSystems, Inc.
3.95%, 6/15/2023 7,000 6,051
4.60%, 6/15/2028 22,000 17,711
SPX FLOW, Inc.
5.63%, 8/15/2024
a
7,000 7,054
5.88%, 8/15/2026
a
12,000 12,211
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Industrial – 9.2% (continued)
SSL Robotics LLC, 9.75%, 12/31/2023
a
30,000 31,855
Standard Industries, Inc.
6.00%, 10/15/2025
a
30,000 30,952
4.75%, 1/15/2028
a
30,000 29,586
Stericycle, Inc., 5.38%, 7/15/2024
a
20,000 20,044
Stevens Holding Co., Inc., 6.13%, 10/01/2026
a
15,000 15,033
Summit Materials LLC / Summit Materials
Finance Corp., 5.13%, 6/01/2025
a
15,000 14,595
Teekay Corp., 9.25%, 11/15/2022
a
15,000 14,477
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp., 8.50%, 7/15/2023
a
20,000 17,950
TopBuild Corp., 5.63%, 5/01/2026
a
8,000 7,915
TransDigm, Inc.
6.50%, 7/15/2024 25,000 23,116
6.50%, 5/15/2025 15,000 13,710
6.25%, 3/15/2026
a
80,000 78,625
6.38%, 6/15/2026 35,000 30,144
7.50%, 3/15/2027 10,000 9,110
5.50%, 11/15/2027
a
55,000 46,411
Trident TPI Holdings, Inc., 9.25%, 8/01/2024
a
15,000 13,125
TriMas Corp., 4.88%, 10/15/2025
a
7,000 6,852
Trinity Industries, Inc., 4.55%, 10/01/2024 20,000 18,405
Triumph Group, Inc., 7.75%, 8/15/2025 8,000 5,188
TTM Technologies, Inc., 5.63%, 10/01/2025
a
7,000 6,686
Tutor Perini Corp., 6.88%, 5/01/2025
a
10,000 7,870
US Concrete, Inc., 6.38%, 6/01/2024 12,000 11,325
Waste Pro USA, Inc., 5.50%, 2/15/2026
a
17,000 16,948
Watco Cos. LLC / Watco Finance Corp., 6.38%,
4/01/2023
a
15,000 14,522
Weekley Homes LLC / Weekley Finance Corp.,
6.00%, 2/01/2023 10,000 9,202
Welbilt, Inc., 9.50%, 2/15/2024 20,000 16,608
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
a,b
15,000 12,852
WESCO Distribution, Inc.
5.38%, 12/15/2021 35,000 34,483
5.38%, 6/15/2024 25,000 23,098
XPO CNW, Inc., 6.70%, 5/01/2034 5,000 4,755
XPO Logistics, Inc.
6.13%, 9/01/2023
a
15,000 15,183
6.75%, 8/15/2024
a
48,000 49,496
Zekelman Industries, Inc., 9.88%, 6/15/2023
a
16,000 15,881
2,321,661
Technology – 4.3%
Advanced Micro Devices, Inc., 7.50%,
8/15/2022 7,000 7,640
Ascend Learning LLC, 6.88%, 8/01/2025
a
15,000 14,836
Banff Merger Sub, Inc., 9.75%, 9/01/2026
a
45,000 40,375
Blackboard, Inc., 10.38%, 11/15/2024
a
18,000 16,921
Booz Allen Hamilton, Inc., 5.13%, 5/01/2025
a
7,000 6,975
Camelot Finance SA, 4.50%, 11/01/2026
a
20,000 19,978
Castle US Holding Corp., 9.50%, 2/15/2028
a
20,000 18,752
CDK Global, Inc.
5.00%, 10/15/2024 20,000 20,803
5.25%, 5/15/2029
a
20,000 20,389
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 17,000 18,247
4.25%, 4/01/2028 20,000 20,121

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Technology – 4.3% (continued)
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
a
40,000 39,560
Dell, Inc., 6.50%, 4/15/2038 7,000 7,194
Diebold Nixdorf, Inc., 8.50%, 4/15/2024 5,000 3,312
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
a
20,000 21,120
10.25%, 2/15/2027
a
27,000 29,556
EMC Corp., 3.38%, 6/01/2023 32,000 31,814
Entegris, Inc., 4.63%, 2/10/2026
a
16,000 16,135
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
a
20,000 3,954
Genesys Telecommunications Laboratories,
Inc./Greeneden Lux 3 Sarl/Greeneden US Ho,
10.00%, 11/30/2024
a
20,000 21,048
Granite Merger Sub 2, Inc., 11.00%, 7/15/2027
a
20,000 19,417
MSCI, Inc.
4.75%, 8/01/2026
a
20,000 20,900
5.38%, 5/15/2027
a
20,000 21,584
4.00%, 11/15/2029
a
30,000 31,349
3.63%, 9/01/2030
a
12,000 12,129
MTS Systems Corp., 5.75%, 8/15/2027
a
15,000 14,088
NCR Corp., 6.13%, 9/01/2029
a
11,000 10,982
Nuance Communications, Inc., 5.63%,
12/15/2026 25,000 26,386
Open Text Corp., 3.88%, 2/15/2028
a
30,000 29,290
Open Text Holdings, Inc., 4.13%, 2/15/2030
a
30,000 29,190
Pitney Bowes, Inc.
5.70%, 4/01/2023 10,000 8,156
4.63%, 3/15/2024 5,000 3,767
Presidio Holdings, Inc.
4.88%, 2/01/2027
a
15,000 14,735
8.25%, 2/01/2028
a
15,000 14,751
PTC, Inc.
3.63%, 2/15/2025
a
25,000 24,645
4.00%, 2/15/2028
a
27,000 26,443
Qorvo, Inc.
5.50%, 7/15/2026 30,000 31,484
4.38%, 10/15/2029
a
25,000 24,946
Rackspace Hosting, Inc., 8.63%, 11/15/2024
a
30,000 29,638
Solera LLC / Solera Finance, Inc., 10.50%,
3/01/2024
a
50,000 49,744
SS&C Technologies, Inc., 5.50%, 9/30/2027
a
50,000 51,341
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 6.75%, 6/01/2025
a
25,000 24,227
Vericast Corp., 8.38%, 8/15/2022
a
15,000 10,900
Western Digital Corp., 4.75%, 2/15/2026 45,000 45,961
Xerox Corp.
4.50%, 5/15/2021 47,000 47,061
4.13%, 3/15/2023 41,000 40,766
3.80%, 5/15/2024 23,000 22,421
4.80%, 3/01/2035 8,000 6,818
6.75%, 12/15/2039 6,000 5,795
1,077,644
Utilities – 2.1%
AES Corp. (The), 6.00%, 5/15/2026 25,000 26,264
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 27,000 27,526
5.75%, 5/20/2027 15,000 15,275
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.5% (continued)
Utilities – 2.1% (continued)
Calpine Corp.
5.50%, 2/01/2024 11,000 11,007
5.25%, 6/01/2026
a
39,000 39,820
4.50%, 2/15/2028
a
6,000 5,824
5.13%, 3/15/2028
a
40,000 38,998
DPL, Inc.
7.25%, 10/15/2021 10,000 10,193
4.35%, 4/15/2029
a
27,000 26,347
NextEra Energy Operating Partners LP
4.25%, 9/15/2024
a
15,000 15,278
3.88%, 10/15/2026
a
22,000 21,850
4.50%, 9/15/2027
a
10,000 10,256
NRG Energy, Inc.
7.25%, 5/15/2026 30,000 32,258
6.63%, 1/15/2027 35,000 37,363
5.75%, 1/15/2028 30,000 32,376
5.25%, 6/15/2029
a
25,000 26,740
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
a
20,000 15,448
Talen Energy Supply LLC
6.50%, 6/01/2025 20,000 13,804
10.50%, 1/15/2026
a
20,000 16,479
Terraform Global Operating LLC, 6.13%,
3/01/2026
a
15,000 14,900
TransAlta Corp.
4.50%, 11/15/2022 10,000 9,721
6.50%, 3/15/2040 10,000 8,703
Vistra Energy Corp., 5.88%, 6/01/2023 7,000 7,060
Vistra Operations Co. LLC
5.50%, 9/01/2026
a
8,000 8,288
5.63%, 2/15/2027
a
31,000 32,666
5.00%, 7/31/2027
a
30,000 30,630
535,074
Total Corporate Bonds (cost $24,573,017) 24,527,321
Investment Companies – 0.6% Shares
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
f,g
(cost $151,042) 151,042 151,042
Investment of Cash Collateral for Securities Loaned – 1.2%
Registered Investment Companies – 1.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.20%
f,g
(cost $293,830) 293,830 293,830
Total Investments (cost $25,017,889) 99.3% 24,972,193
Cash and Receivables (Net) 0.7% 172,814
Net Assets 100.0% 25,145,007
REIT—Real Estate Investment Trust

a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $13,684,881 or 54.42% of net asset.
b
Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $327,821 and the value of the collateral was $336,280, consisting of cash collateral of $293,830 and U.S. Government & Agency securities valued at $42,450.
c
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2020 was $36,592, which represented
0.15% of the Fund’s Net Assets.
d
All of a portion of this secuirty is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
e
Perpetual bond with no specified maturity date.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
g
The rate shown is the 1-day SEC standardized yield as of April 30, 2020.
See Notes to Financial Statements
Description
Value
4/24/20 Purchases ($) Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 151,042 — — — 151,042 0.6 1
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 293,830 — — — 293,830 1.2 —
Total — 444,872 — — — 444,872 1.8 1
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 19.4
Communications 19.2
Consumer, Non-cyclical 18.7
Energy 10.4
Industrial 9.2
Financial 8.5
Basic Materials 5.6
Technology 4.3
Utilities 2.1
Registered Investment Companies 1.8
Diversified 0.1
99.3
†
Based on net assets.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
1
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
2
CDX North American High Yield Swap 6/20/25 1,000,000 (45,519) (63,199) 17,680
1
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
(Unaudited)
April 30, 2020
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 33,002,691 30,553,693 34,330,033
Affiliated issuers 4,965 252,258 496,241
Dividends receivable 23,254 12,465 8,270
Tax reclaim receivable 289 41 141
Securities lending income receivable 1 81 893
Receivable for investment securities sold — 36,250 —
33,031,200 30,854,788 34,835,578
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 652 725
Cash overdraft due to Custodian — 23,035 —
Liability for securities on loan—Note 2(c) — 252,258 483,271
Payable for investment securities purchased 9,791 — 9,479
9,791 275,945 493,475
Net Assets ($) 33,021,409 30,578,843 34,342,103
Composition of Net Assets ($):
Paid-in capital 30,391,345 27,681,972 30,163,590
Total distributable earnings (loss) 2,630,064 2,896,871 4,178,513
Net Assets ($) 33,021,409 30,578,843 34,342,103
Shares outstanding no par value (unlimited shares authorized): 602,000 550,020 600,020
Net asset value per share 54.85 55.60 57.23
Market price per share 54.93 55.73 57.37
†
Investments at cost ($)
Unaffiliated issuers 30,397,956 27,673,468 30,166,831
Affiliated issuers 4,965 252,258 496,241
††
Value of securities on loan ($) 3,568 702,379 3,164,977

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
: – –
Unaffiliated issuers 25,072,434 25,065,799
Affiliated issuers 1,022,644 883,252
Cash denominated in foreign currency
††
12,195 26
Dividends receivable 17,230 4,564
Tax reclaim receivable 5,261 —
Securities lending income receivable — 69
Receivable for investment securities sold — 3,350
26,129,764 25,957,060
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 195 529
Payable for futures variation margin 24,760 19,400
Payable for investment securities purchased — 6,697
24,955 26,626
Net Assets ($) 26,104,809 25,930,434
Composition of Net Assets ($):
Paid-in capital 25,029,185 25,001,000
Total distributable earnings (loss) 1,075,624 929,434
Net Assets ($) 26,104,809 25,930,434
Shares outstanding no par value (unlimited shares authorized): 500,020 500,020
Net asset value per share 52.21 51.86
Market price per share 52.28 51.54
†
Investments at cost ($)
Unaffiliated issuers 24,068,198 24,198,798
Affiliated issuers 1,022,644 883,252
††
Cash denominated in foreign currency (cost) ($) 12,094 26

STATEMENTS OF ASSETS AND LIABILITIES
(Unaudited) (continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 27,268,557 27,375,121 24,527,321
Affiliated issuers 134,623 299,316 444,872
Cash 311,737 172,996 82,140
Deposits with brokers for swap agreements — — 125,560
Receivable for shares of Beneficial Interest subscribed 1,727,684 — —
Receivable for investment securities sold 972,491 763,337 306,858
Interest receivable 142,756 210,728 413,564
Securities lending income receivable 3 — 19
Dividends receivable 1 2 1
Receivable for swaps variation margin—Note 4 — — 364
30,557,852 28,821,500 25,900,699
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 291 1,049
Liability for securities on loan—Note 2(c) — — 293,830
Payable for investment securities purchased 3,016,074 1,220,778 460,813
3,016,074 1,221,069 755,692
Net Assets ($) 27,541,778 27,600,431 25,145,007
Composition of Net Assets ($):
Paid-in capital 27,627,343 27,625,690 25,139,874
Total distributable earnings (loss) (85,565) (25,259) 5,133
Net Assets ($) 27,541,778 27,600,431 25,145,007
Shares outstanding no par value (unlimited shares authorized): 550,020 550,020 500,020
Net asset value per share 50.07 50.18 50.29
Market price per share 50.18 50.31 50.74
†
Investments at cost ($)
Unaffiliated issuers 27,362,729 27,406,904 24,573,017
Affiliated issuers 134,623 299,316 444,872
††
Value of securities on loan ($) 88,214 — 327,821

STATEMENTS OF OPERATIONS
(Unaudited)
For the Period Ended April 30, 2020
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
a
BNY Mellon US Mid
Cap Core Equity ETF
a
BNY Mellon US Small
Cap Core Equity ETF
a
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 25,328 15,707 15,488
Income from securities lending—Note 2(c) 1 81 893
Total Income 25,329 15,788 16,381
Expenses:
Management fees—Note 3(a) — 652 725
Total Expenses — 652 725
Investment Income—Net 25,329 15,136 15,656
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments — 1,510 (345)
Net change in unrealized appreciation (depreciation) on investments 2,604,735 2,880,225 4,163,202
Net Realized and Unrealized Gain (Loss) on Investments 2,604,735 2,881,735 4,162,857
Net Increase (Decrease) in Net Assets Resulting from Operations 2,630,064 2,896,871 4,178,513
a
For the period April 9, 2020 (commencement of operations) through April 30, 2020.

STATEMENTS OF OPERATIONS
(Unaudited) (continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
a
BNY Mellon
Emerging Markets
Equity ETF
a
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
34,049 4,569
Affiliated issuers 6 5
Interest 3 2
Income from securities lending—Note 2(c) — 69
Total Income 34,058 4,645
Expenses:
Management fees—Note 3(a) 195 529
Total Expenses 195 529
Investment Income—Net 33,863 4,116
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 1,111 36,439
Net realized gain (loss) 1,111 36,439
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 1,004,556 867,017
Net change in unrealized appreciation (depreciation) on futures 36,094 21,862
Net change in unrealized appreciation (depreciation) 1,040,650 888,879
Net Realized and Unrealized Gain (Loss) on Investments 1,041,761 925,318
Net Increase (Decrease) in Net Assets Resulting from Operations 1,075,624 929,434
†
Net of foreign taxes withheld at source ($) 5,437 305
a
For the period April 24, 2020 (commencement of operations) through April 30, 2020.

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
a
BNY Mellon Short
Duration Corporate
Bond ETF
a
BNY Mellon High
Yield Beta ETF
a
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 1 2 1
Interest 8,619 8,466 34,159
Income from securities lending—Note 2(c) 3 — 19
Total Income 8,623 8,468 34,179
Expenses:
Management fees—Note 3(a) — 291 1,049
Total Expenses — 291 1,049
Investment Income—Net 8,623 8,177 33,130
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (16) (1,653) 4,740
Net realized gain (loss) on swap agreements — — (4,721)
Net realized gain (loss) (16) (1,653) 19
Net change in unrealized appreciation (depreciation) on investments (94,172) (31,783) (45,696)
Net change in unrealized appreciation (depreciation) on swap agreements — — 17,680
Net change in unrealized appreciation (depreciation) (94,172) (31,783) (28,016)
Net Realized and Unrealized Gain (Loss) on Investments (94,188) (33,436) (27,997)
Net Increase (Decrease) in Net Assets Resulting from Operations (85,565) (25,259) 5,133
a
For the period April 24, 2020 (commencement of operations) through April 30, 2020.

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
For the Period
April 9, 2020
a
to
April 30, 2020
(Unaudited)
For the Period
April 9, 2020
a
to
April 30, 2020
(Unaudited)
Operations ($):
Investment income—net 25,329 15,136
Net realized gain (loss) on investments — 1,510
Net change in unrealized appreciation (depreciation) on investments 2,604,735 2,880,225
Net Increase (Decrease) in Net Assets Resulting from Operations 2,630,064 2,896,871
Shareholder Transactions ($):
Proceeds from shares sold 30,291,345 27,681,972
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 30,291,345 27,681,972
Total Increase (Decrease) in Net Assets 32,921,409 30,578,843
Net Assets ($):
Beginning of Period 100,000 —
End of Period 33,021,409 30,578,843
Changes in Shares Outstanding:
Initial shares 2,000 —
Shares sold 600,000 550,020
Shares Outstanding, end of the period 602,000 550,020
a
Commencement of operations.

See Notes to Financial Statements
BNY Mellon US Small
Cap Core Equity ETF
BNY Mellon
International Equity
ETF
For the Period
April 9, 2020
a
to
April 30, 2020
(Unaudited)
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Operations ($):
Investment income—net 15,656 33,863
Net realized gain (loss) on investments (345) 1,111
Net change in unrealized appreciation (depreciation) on investments 4,163,202 1,040,650
Net Increase (Decrease) in Net Assets Resulting from Operations 4,178,513 1,075,624
Shareholder Transactions ($):
Proceeds from shares sold 30,163,590 25,029,185
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 30,163,590 25,029,185
Total Increase (Decrease) in Net Assets 34,342,103 26,104,809
Net Assets ($):
Beginning of Period — —
End of Period 34,342,103 26,104,809
Changes in Shares Outstanding:
Shares sold 600,020 500,020
Shares Outstanding, end of the period 600,020 500,020
a
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon
Emerging Markets
Equity ETF
BNY Mellon Core
Bond ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Operations ($):
Investment income—net 4,116 8,623
Net realized gain (loss) on investments 36,439 (16)
Net change in unrealized appreciation (depreciation) on investments 888,879 (94,172)
Net Increase (Decrease) in Net Assets Resulting from Operations 929,434 (85,565)
Shareholder Transactions ($):
Proceeds from shares sold 25,001,000 27,627,343
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 25,001,000 27,627,343
Total Increase (Decrease) in Net Assets 25,930,434 27,541,778
Net Assets ($):
Beginning of Period — —
End of Period 25,930,434 27,541,778
Changes in Shares Outstanding:
Shares sold 500,020 550,020
Shares Outstanding, end of the period 500,020 550,020
a
Commencement of operations.

See Notes to Financial Statements
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Operations ($):
Investment income—net 8,177 33,130
Net realized gain (loss) on investments (1,653) 19
Net change in unrealized appreciation (depreciation) on investments (31,783) (28,016)
Net Increase (Decrease) in Net Assets Resulting from Operations (25,259) 5,133
Shareholder Transactions ($):
Proceeds from shares sold 27,625,690 25,139,874
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 27,625,690 25,139,874
Total Increase (Decrease) in Net Assets 27,600,431 25,145,007
Net Assets ($):
Beginning of Period — —
End of Period 27,600,431 25,145,007
Changes in Shares Outstanding:
Shares sold 550,020 500,020
Shares Outstanding, end of the period 550,020 500,020
a
Commencement of operations.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
For the Period
April 9, 2020
a
to
April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Investment income—net
b
0.04
Net realized and unrealized gain (loss) on investments 4.81
Total from Investment Operations 4.85
Net asset value, end of period 54.85
Market price, end of period
c
54.93
Net Asset Value Total Return (%)
d
9.71
Market Price Total Return (%)
d
9.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
e
Ratio of net investment income to average net assets 1.41
e
Portfolio Turnover Rate
f
–
Net Assets, end of period ($ x 1,000) 33,021
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
For the Period
April 9, 2020
a
to
April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .03
Net realized and unrealized gain (loss) on investments 5 .57
Total from Investment Operations 5 .60
Net asset value, end of period 55 .60
Market price, end of period
c
55 .73
Net Asset Value Total Return (%)
d
11 .19
Market Price Total Return (%)
d
11 .46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
e
Ratio of net investment income to average net assets 0 .93
e
Portfolio Turnover Rate
f
0 .30
Net Assets, end of period ($ x 1,000) 30,579
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
For the Period
April 9, 2020
a
to
April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .03
Net realized and unrealized gain (loss) on investments 7 .20
Total from Investment Operations 7 .23
Net asset value, end of period 57 .23
Market price, end of period
c
57 .37
Net Asset Value Total Return (%)
d
14 .47
Market Price Total Return (%)
d
14 .74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
e
Ratio of net investment income to average net assets 0 .86
e
Portfolio Turnover Rate
f
0 .08
Net Assets, end of period ($ x 1,000) 34,342
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .07
Net realized and unrealized gain (loss) on investments 2 .14
Total from Investment Operations 2 .21
Net asset value, end of period 52 .21
Market price, end of period
c
52 .28
Net Asset Value Total Return (%)
d
4 .42
Market Price Total Return (%)
d
4 .56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
e
Ratio of net investment income to average net assets 6 .96
e
Portfolio Turnover Rate
f
–
Net Assets, end of period ($ x 1,000) 26,105
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .01
Net realized and unrealized gain (loss) on investments 1 .85
Total from Investment Operations 1 .86
Net asset value, end of period 51 .86
Market price, end of period
c
51 .54
Net Asset Value Total Return (%)
d
3 .72
Market Price Total Return (%)
d
3 .08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .11
e
Ratio of net investment income to average net assets 0 .85
e
Portfolio Turnover Rate
f
–
Net Assets, end of period ($ x 1,000) 25,930
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .02
Net realized and unrealized gain (loss) on investments 0 .05
Total from Investment Operations 0 .07
Net asset value, end of period 50 .07
Market price, end of period
c
50 .18
Net Asset Value Total Return (%)
d
0 .15
Market Price Total Return (%)
d
0 .36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
e
Ratio of net investment income to average net assets 1 .80
e
Portfolio Turnover Rate
f
3 .87
Net Assets, end of period ($ x 1,000) 27,542
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .02
Net realized and unrealized gain (loss) on investments 0 .16
Total from Investment Operations 0 .18
Net asset value, end of period 50 .18
Market price, end of period
c
50 .31
Net Asset Value Total Return (%)
d
0 .36
Market Price Total Return (%)
d
0 .62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .06
e
Ratio of net investment income to average net assets 1 .68
e
Portfolio Turnover Rate
f
2 .94
Net Assets, end of period ($ x 1,000) 27,600
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
For the Period
April 24, 2020
a
to April 30, 2020
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .07
Net realized and unrealized gain (loss) on investments 0 .22
Total from Investment Operations 0 .29
Net asset value, end of period 50 .29
Market price, end of period
c
50 .74
Net Asset Value Total Return (%)
d
0 .58
Market Price Total Return (%)
d
1 .48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .22
e
Ratio of net investment income to average net assets 6 .95
e
Portfolio Turnover Rate
f
2 .11
Net Assets, end of period ($ x 1,000) 25,145
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) had no operations until
April 9, 2020 for BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF and BNY Mellon
US Small Cap Core Equity ETF (commencement of operations)
and on April 24, 2020 for BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (commencement
of operations) other than matters relating to its organization and registration as a Massachusetts business trust under the
Investment Company Act of 1940, as amended (the “Act”),
as an open-end management investment company. The Trust
operates as a series company currently consisting of eight series, including the following diversified funds: BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon
International Equity ETF, BNY Mellon Emerging Markets Equity
ETF, BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
(each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned
subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as each fund’s investment adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (the
“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and
an affiliate of the Adviser, serves as each fund’s sub-investment adviser. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares. Each fund’s fiscal year end is October 31.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor
Barclays is affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
As of April 30, 2020, MBC Investments Corp., an indirect
subsidiary of BNY Mellon, held 2,000 shares of BNY Mellon
US Large Cap Core Equity ETF.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to
each fund are charged to that fund’s operations; expenses
which are applicable to all funds are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. Each fund is an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. Each fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar® US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar® US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar® US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar® Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar® Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg Barclays US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg Barclays US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg Barclays US Corporate High Yield Total Return Index
††

The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation:
The fair value of a financial instrument
is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.
This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level
1 measurements) and the lowest priority to unobservable
inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—unadjusted quoted prices in active markets for
identical investments.
Level 2
—other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board.
These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within
Level 1 of the fair value hierarchy. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2020 in valuing each fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 33,002,691 — — — — — 33,002,691
Investment Companies 4,965 — — — — — 4,965
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 30,553,693 — — — — — 30,553,693
Investment of Cash Collateral for
Securities Loaned 252,258 — — — — — 252,258
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 34,330,033 — — — — — 34,330,033
Investment Companies 12,970 — — — — — 12,970
Investment of Cash Collateral for
Securities Loaned 483,271 — — — — — 483,271
BNY Mellon International Equity ETF
Common Stocks 24,794,662 — — — — — 24,794,662
Preferred Stocks 134,944 — — — — — 134,944
Short-Term Investments — — 142,828 — — — 142,828
Investment Companies 1,022,644 — — — — — 1,022,644
Other Financial Instruments:
Futures
††
36,094 — — — — — 36,094
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 22,011,052 — — — — — 22,011,052
Preferred Stocks 656,688 — — — — — 656,688
Exchange-Traded Funds 2,277,204 — — — — — 2,277,204
Short-Term Investments — — 120,855 — — — 120,855
Investment Companies 883,252 — — — — — 883,252
Other Financial Instruments:
Futures
††
21,862 — — — — — 21,862
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 107,482 — — — 107,482
Commercial Mortgage-Backed
Securities — — 310,908 — — — 310,908
Corporate Bonds — — 7,395,843 — — — 7,395,843
Foreign Governmental — — 542,954 — — — 542,954
Municipal Securities — — 74,746 — — — 74,746
Supranational Bank — — 367,148 — — — 367,148
U.S. Government Agencies
Mortgage-Backed — — 7,891,631 — — — 7,891,631
U.S. Treasury Government
Securities — — 10,577,845 — — — 10,577,845
Investment Companies 134,623 — — — — — 134,623
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 27,375,121 — — — 27,375,121
Investment Companies 299,316 — — — — — 299,316
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 24,527,321 — — — 24,527,321
Investment Companies 151,042 — — — — — 151,042
Investment of Cash Collateral for
Securities Loaned 293,830 — — — — — 293,830
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 17,680 — — — 17,680

(b) Foreign currency transactions:
 BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets Equity ETF
do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The funds may be subject to foreign taxes
(a portion of which may be reclaimable) on income, stock
dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
recorded in accordance with the fund understanding of the
applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the
Statements of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income:
Securities
transactions are recorded on a trade date basis. Realized
gains and losses from securities transactions are recorded
on the identified cost basis. Dividend income is recognized
on the ex-dividend date and interest income, including,
where applicable, accretion of discount and amortization of
premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the
Adviser, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required
to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
The table below summarizes the amount BNY Mellon earned
from each relevant fund from lending portfolio securities,
pursuant to the securities lending agreement during the period ended April 30, 2020.
Securities Lending Agreement
(d) Affiliated issuers:
Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk:
Certain events particular to the industries in which
BNY US Large Cap Core Equity ETF, BNY Mellon US Mid
Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s
operations and profitability. BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets ETF
invest in foreign markets which may involve special risks and considerations not typically associated with investing in the
U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public
health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks
might affect companies world-wide. Recent examples include
pandemic risks related to COVID-19 and aggressive measures
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.
BNY Mellon US Large Cap Core Equity ETF $ 0
BNY Mellon US Mid Cap Core Equity ETF 16
BNY Mellon US Small Cap Core Equity ETF 180
BNY Mellon Emerging Markets Equity ETF 13
BNY Mellon Core Bond ETF 1
BNY Mellon High Yield Beta ETF 5

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing
staff. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies,
industries or sectors.
BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders:
Dividends
and distributions payable to shareholders are recorded by
each fund on the ex-dividend date. BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY
Mellon International Equity ETF and BNY Mellon Emerging
Markets Equity ETF normally declare and pay dividends from
investment income-net quarterly. BNY Mellon Core Bond
ETF, BNY Mellon Short Duration Corporate Bond ETF and
BNY Mellon High Yield Beta ETF normally declares and
pays dividends from investment income-net monthly. Income
dividends for each fund may vary significantly from period
to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may
make distributions on a more frequent basis to comply with
the distribution requirements of the Internal Revenue Code
of 1986, as amended (the “Code”). To the extent that net
realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined
in accordance with income tax regulations, which may differ
from GAAP.
(g) Federal income taxes:
It is the policy of each fund
to qualify as a regulated investment company, if such
qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and
to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended April 30, 2020, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the period ended April 30, 2020, the funds did not incur any interest or penalties.
NOTE 3—Management Fee, Sub-Investment Advisory
Fee and Other Transactions with Affiliates:
(a)
Fees payable by the funds pursuant to the provisions of a
management agreement with the Adviser are payable monthly,
computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF, each fund’s management agreement provides
that the Adviser will pay substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For the BNY Mellon US Large Cap Core Equity ETF and the
BNY Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser will pay substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For the BNY Mellon US Large Cap Core
Equity ETF and the BNY Mellon Core Bond ETF, each fund’s
management agreement provides that the Adviser will pay all
acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%

may be eliminated by the Adviser at any time. During the period ended April 30, 2020, there were no reduction in expenses
pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as each
fund’s sub-investment adviser responsible for the day-to-day management of each fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which each fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves each fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser will pay a contractual fee rate to the Sub-Adviser, at the annual rate set forth in the table below
(stated as a percentage of each fund's average daily net assets).
The Adviser, and not the funds, pays the Sub-Adviser fee rate.
Sub-Investment Advisory Agreement Fees
(b)
The table below summarizes the components of “Due
to BNY Mellon ETF Investment Adviser, LLC.” in the
Statements of Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
Management
fees
(c)
Each Board member serves as a Board member of each
fund within the Trust. Annual retainer fees and attendance
fees are allocated to each fund based on net assets.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the period ended
April 30, 2020.
Purchases and Sales
Derivatives:
A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Each type of derivative instrument that was held by the fund during the
period ended April 30, 2020
is discussed below.
Futures:
In the normal course of pursuing their investment
objective, exposed to market risk, including equity price
risk, as a result of changes in value of underlying financial instruments. BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets ETF invest in futures in
order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment
for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments
require initial margin deposits with a counterparty, which
consist of cash or cash equivalents. The amount of these
deposits is determined by the exchange or Board of Trade
on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made
to reflect daily unrealized gains or losses which are recorded
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%
BNY Mellon US Large Cap Core Equity ETF $ -
BNY Mellon US Mid Cap Core Equity ETF 652
BNY Mellon US Small Cap Core Equity ETF 725
BNY Mellon International Equity ETF 195
BNY Mellon Emerging Markets Equity ETF 529
BNY Mellon Core Bond ETF -
BNY Mellon Short Duration Corporate Bond ETF 291
BNY Mellon High Yield Beta ETF 1,049
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $25,107,793 $ -
BNY Mellon US Mid Cap Core Equity ETF 25,082,367 82,281
BNY Mellon US Small Cap Core Equity ETF 25,032,319 23,488
BNY Mellon International Equity ETF 23,925,389 -
BNY Mellon Emerging Markets Equity ETF 24,077,959 -
BNY Mellon Core Bond ETF 27,597,733 1,007,763
BNY Mellon Short Duration Corporate Bond ETF 25,708,776 763,337
BNY Mellon High Yield Beta ETF 25,082,096 517,755

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
in the Statements of Operations. When the contracts are
closed, the fund recognizes a realized gain or loss which is reflected in the Statements of Operations. There is minimal
counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2020, are set forth in the Statement of Investments for each fund.
Swap Agreements:
 BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or
return generated by, one nominal instrument for the return
generated by another nominal instrument. Swap agreements
are privately negotiated in the OTC market or centrally
cleared. The fund enters into these agreements to hedge
certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps:
Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or
to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for
these agreements are limited to the notional amount of each
swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swap open at April 30,
2020 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statement of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2020 is shown below:

Statement of Assets and Liabilities location:
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statement of
Operations during the period ended April 30, 2020 is shown
below:
The following table summarizes the average market value of
derivatives outstanding during the period ended April 30, 2020:
The following table summarizes the average notional value of derivatives outstanding during the period ended April 30, 2020:
The table below summarizes gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments inclusive of derivative contracts for each fund at April 30, 2020.
At April 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
Accumulated Net Unrealized Appreciation (Depreciation)
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon International Equity ETF
Equity risk
(a)
36,094 -
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
21,862 -
BNY Mellon High Yield Beta ETF
Credit risk
(b)
17,680 -
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon High Yield Beta ETF
Credit risk - (4,721) (4,721)
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon International Equity ETF
Equity risk 36,094 - 36,094
BNY Mellon Emerging Markets Equity ETF
Equity risk 21,862 - 21,862
BNY Mellon High Yield Beta ETF
Credit risk - 17,680 17,680
Average Market
Value
BNY Mellon International Equity ETF
Equity risk futures $1,110,875
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 905,900
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $1,000,000
Gross
Appreciation
Gross
Depreciation Net
BNY Mellon US Large Cap Core Equity ETF $2,638,289 $(33,554) $2,604,735
BNY Mellon US Mid Cap Core Equity ETF 2,975,519 (95,294) 2,880,225
BNY Mellon US Small Cap Core Equity ETF 4,303,189 (139,987) 4,163,202
BNY Mellon International Equity ETF 1,185,375 (145,045) 1,040,330
BNY Mellon Emerging Markets Equity ETF 1,026,233 (137,370) 888,863
BNY Mellon Core Bond ETF 28,615 (122,787) (94,172)
BNY Mellon Short Duration Corporate Bond ETF 36,482 (68,265) (31,783)
BNY Mellon High Yield Beta ETF 255,146 (283,162) (28,016)

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
In-kind Redemptions:
For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the period ended April 30, 2020.
In-Kind Transactions
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $5,290,162 $-
BNY Mellon US Mid Cap Core Equity ETF 2,671,871 -
BNY Mellon US Small Cap Core Equity ETF 5,158,351 -
BNY Mellon International Equity ETF - -
BNY Mellon Emerging Markets Equity ETF - -
BNY Mellon Core Bond ETF 777,283 -
BNY Mellon Short Duration Corporate Bond ETF 2,469,532 -
BNY Mellon High Yield Beta ETF - -

INFORMATION ABOUT THE APPROVAL OF EACH FUND’S MANAGEMENT AND SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At an in-person meeting held February 5, 2020, the Board
evaluated proposals to approve the Management Agreement (the
“Agreement”) between the Trust and the Adviser pursuant to
which the Adviser will provide each fund, which commenced
operations during the period covered by this Semiannual Report, with investment advisory and administrative services, and the Sub-
Investment Advisory Agreement (together, the "Agreements"),
pursuant to which Mellon Investments Corporation (the "Sub-
Adviser"), an affiliate of the Adviser, will provide day-to-day management of each fund’s investments. The Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the
Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary.
In deciding whether to approve the Agreements, the Board
considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and
Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-
Adviser, and (iv) extent to which economies of scale would be shared as the funds grow. The Board considered the Agreements for each fund and the engagement of the Adviser and the Sub-
Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated
responsibilities of investment advisory and administrative
services for each fund, including oversight of day-to-day fund operations fund accounting, administration, and assistance
in meeting legal and regulatory requirements. The Board
considered the background and experience of the Adviser and
Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of each fund as an exchange-
traded fund and the experience and expertise of the Sub-Adviser with exchange-traded funds.
The Board considered the portfolio management resources,
structures and practices of the Adviser and Sub-Adviser,
including those associated with monitoring and securing each fund’s compliance with its investment objective and policy and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board
looked at the Adviser’s general knowledge of the investment
management business and that of its affiliates, including the Sub-
Adviser.
As the funds had not yet commenced operations, the Board
was not able to review the funds’ performance. The Board
discussed with representatives of the Adviser and the Sub-
Adviser the proposed portfolio management team and the
investment strategy to be employed in the management of each fund's assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of the Adviser and its affiliates, including the
Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated each fund’s proposed unitary fee through review of comparative information with respect to fees paid
by similar funds – i.e., exchange-traded funds tracking similar indexes. The Board reviewed the universe of similar exchange-
traded funds for each fund based upon data independently
obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. The
Board also reviewed the estimated expense ratio for each fund.
In doing so, the Board used a fund-by-fund analysis of the data.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by each fund and the respective services to be provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the funds.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser
or their affiliates benefited in other ways from their relationship with the Trust, noting that the neither the Adviser nor Sub-
Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as the funds’ assets grow in size. The Board noted that the Agreement did not provide
for breakpoints in the funds’ advisory fee rate as assets of the funds increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors)
had been taken into consideration for the funds by fixing
relatively low advisory fees, effectively sharing the benefits of lower fees with each fund from the time of its inception. The
Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted
that, because each fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the funds grow in size and to the extent in the future it were determined that material economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the funds had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

INFORMATION ABOUT THE APPROVAL OF EACH FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS
(Unaudited) (continued)
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the Agreements for the
funds. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser and Sub-Adviser with respect to each fund was appropriate; (b) the Adviser’s unitary fee for each fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the
Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

For More Information
2020 BNY Mellon Securities Corporation
ETFSA0420
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund. Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Each fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov .
Each fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-800-373-9387.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 will be available at
http://www.im.bnymellon.com and on the SEC’s website at http://www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)   Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/29/2020

By (Signature and Title)*       /s/ James Windels                                                        ______
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    6/29/2020

* Print the name and title of each signing officer under his or her signature.